AMENDED AND RESTATED
BYLAWS OF
PUTNAM MANAGED MUNICIPAL INCOME TRUST*

(Dated as of September
18, 2020)


ARTICLE 1
Agreement and Declaration of Trust and Principal
Office

      1.1	Agreement and Declaration of Trust. These
Bylaws shall be subject to the Agreement and Declaration of Trust, as from time to time in effect
(the Declaration of Trust), of the Massachusetts business trust established by the Declaration of Trust (the Trust). Capitalized terms used but not defined in these Bylaws have the meanings given to them in the Declaration of Trust.

      1.2	Principal Office of the Trust. The
principal office of the Trust shall be located in Boston, Massachusetts. The Trust may have other principal offices within or without the Commonwealth of Massachusetts as the Trustees may from time to time determine.

ARTICLE 2
Meetings of Trustees

      2.1	Regular Meetings. Regular meetings of the
Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine, provided that notice of the first regular meeting following any such determination shall be given to absent Trustees.

      2.2	Special Meetings. Special meetings of the
Trustees may be held at any time and at any place designated in the call of the meeting when called by the Chair of the Trustees, the President, the Executive Vice President or the Treasurer or by two or more Trustees, sufficient notice thereof being given to each Trustee by the Clerk or an Assistant
Clerk or by the officer or the Trustees calling the meeting.

      2.3	Notice of Special Meetings. It shall be
sufficient notice to a Trustee of a special meeting
(a) to send notice (i) by mail at least fortyeight hours before the meeting, (ii) by courier at least fortyeight hours before the meeting, (iii) by electronic mail (email), facsimile or other electronic means at least twentyfour hours before the meeting, in each case, addressed to the Trustee at his or her usual or last known business or residence address (or email address, facsimile number or other appropriate address) or (b) to give notice to him or her in person or by telephone at least twentyfour hours before the meeting. Notice of a special meeting need not be given to any Trustee if a

* Articles 1 11 and 13 16 of the Bylaws are amended and restated as of September 18, 2020.
Article 12 of the Bylaws is amended through June 24, 2016.


written waiver of notice, executed by him or her before or after the meeting, is filed with the records of the meeting, or to any Trustee who attends the meeting without protesting before or at its commencement the lack of notice to him or her. Any written waiver of notice may be provided and delivered to the Trust by mail, courier, email, facsimile or other electronic means. Neither notice of a meeting nor a waiver of a notice need specify the purposes of the meeting. All notices shall be deemed to be given when sent.

      2.4	Quorum. At any meeting of the Trustees a
majority of the Trustees then in office shall constitute a quorum. Once a quorum has been validly established for a meeting, it cannot be broken by Trustees withdrawing from the meeting. Any meeting may be adjourned from time to time by a majority of the votes cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned without further notice.

      2.5	Telephone Meeting Action Without a Meeting.
Except as otherwise provided in the Declaration of Trust and these Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at the meeting of the Trustees (a quorum being present), including any meeting held by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time and participation by such means shall constitute presence in person at a meeting. Any action to be taken by the Trustees may also be taken without a meeting if one or more written consents thereto are signed by a majority of the Trustees. Any written consent may be given by mail, courier, email, facsimile or other electronic means. Copies of such written consents shall be filed with the minutes of the proceedings of the Trustees. Such consents shall be treated for all purposes as a vote taken at a meeting of the Trustees. If in accordance with the provisions of the Declaration of Trust and these Bylaws any action is taken by the Trustees by written consents of less than all of the Trustees, then prompt notice of any such action shall be furnished to each Trustee who did not execute such written consent, provided that the effectiveness of such action shall not be impaired by any delay or failure to furnish such notice.

ARTICLE 3
Officers

      3.1	Enumeration Qualification. The officers of
the Trust shall be a President, a Treasurer, a Clerk and such other officers (including Vice President, which shall include the office of Executive Vice
President), if any, as the Trustees from time to time may in their discretion elect. The Trust may also have such agents as the Trustees from time to time may in their discretion appoint. In addition, there shall be a Chair of the Trustees, who will be considered an officer of the Trustees and not of the Trust. The Chair of the Trustees shall be a Trustee and may but need not be a Shareholder and any other officer may but need not be a Trustee or a Shareholder. Any two or more offices may be held by the same person.


      3.2	Election. The Chair of the Trustees, the
President, the Treasurer and the Clerk shall be elected by the Trustees upon the occurrence of any vacancy in any such office. Other officers, if any, may be elected or appointed by the Trustees at any time. Vacancies in any such other office may be filled at any time.

      3.3	Tenure. The Chair of the Trustees, the
President, the Treasurer and the Clerk shall hold office in each case until he or she dies, resigns, is removed or becomes disqualified. Each other officer shall hold office, and each agent shall retain authority, at the pleasure of the Trustees.
Notwithstanding the foregoing, the tenure of any officer of the Trust who is an employee or officer of the Trusts investment adviser or its affiliates shall automatically terminate contemporaneously with the termination of such persons employment with, or service as officer of, the Trusts investment adviser and all of its affiliates.

      3.4	Powers. Subject to the other provisions of
these Bylaws, each officer shall have, in addition to the duties and powers set forth in these Bylaws and in the Declaration of Trust, such duties and powers as are commonly incident to the office occupied by him or her as if the Trust were organized as a Massachusetts business corporation and such other duties and powers as the Trustees may from time to time designate.

      3.5	Chair. Unless the Trustees otherwise provide,
the Chair of the Trustees shall preside at all meetings of the Trustees. The Chair of the Trustees shall have such other duties and powers relating to the operations of the Trustees as the Trustees may from time to time designate, but shall have no individual authority to act for the Trust as an officer of the Trust. The Trustees, including a majority of the Trustees who are not interested persons of the Trust, as that term is defined in the 1940 Act, may appoint one or more persons to perform the duties of the Chair of the Trustees in the event of his or her absence at any meeting or in the event of his or her disability. The Chair of the Trustees shall also have the power to appoint one or more persons to perform the duties of the Chair of the Trustees in the event of his or her absence at any meeting.

      3.6	President. Unless the Trustees otherwise
provide by vote or otherwise, the President shall be the principal executive officer of the Trust.

      3.7	Treasurer. Unless the Trustees otherwise
provide by vote or otherwise, the Treasurer shall be the principal financial and accounting officer of the Trust, and shall, subject to the provisions of the Declaration of Trust and to any arrangement made by the Trustees with a custodian, investment adviser, subadviser or manager, or transfer, Shareholder servicing or similar agent, be in charge of the valuable papers, books of account and accounting records of the Trust, and shall have such other duties and powers as may be designated from time to time by the Trustees or by the principal executive officer of the Trust.

      3.8	Clerk. The Clerk shall record all
proceedings of the Shareholders and the Trustees in books to be kept therefor, which books or a copy thereof shall be kept at the principal office of the Trust. In the absence of the Clerk from any meeting of the


Shareholders or Trustees (or a Committee thereof), an Assistant Clerk, or if there be none or if he or she is absent, a temporary Clerk chosen at such meeting by the chair of such meeting, shall record the proceedings thereof in the aforesaid books.

      3.9	Resignations and Removals. Any Trustee or
officer may resign at any time by written instrument signed by him or her and delivered to the Chair of the Trustees, the President or the Clerk or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. The Trustees may remove any officer elected or appointed by them with or without cause. Except to the extent expressly provided in a written agreement with the Trust, no Trustee or officer resigning and no officer removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal.

ARTICLE 4
Committees

      4.1	Quorum Voting. Except as provided below or as
otherwise specifically provided in the votes or charter constituting a Committee of the Trustees and providing for the conduct of its meetings, a majority of the members of any Committee of the Trustees shall constitute a quorum for the transaction of business
(which quorum once validly established cannot be broken by Trustees withdrawing from the meeting), and any action of such a Committee may be taken by a vote of a majority of the members of such Committee (a) present at a meeting of such Committee (a quorum being present), including any meeting held by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time
(participation by such means shall constitute presence in person at a meeting), or (b) evidenced by one or more written consents, including written consents submitted by mail, courier, email, facsimile or other electronic means. Copies of such written consents shall be filed with the minutes of the proceedings of such Committee. Such consents shall be treated for all purposes as a vote taken at a meeting of such Committee. If in accordance with the provisions of the Declaration of Trust and these Bylaws any action is taken by written consents of less than all of the Committees members, then prompt notice of any such action shall be furnished to each member who did not execute such written consent, provided that the effectiveness of such action shall not be impaired by any delay or failure to furnish such notice. In the absence of any member of any such Committee, the members thereof present at any properly called meeting, whether or not they constitute a quorum, may appoint a member of the Trustees to act at that meeting only in the place of any absent member.

      Except as specifically provided in the votes constituting a Committee of the Trustees and providing for the conduct of its meetings, Section
2.3 of these Bylaws relating to special meetings shall govern the notice requirements for Committee meetings.


      4.2	Authority of Trustees. The Trustees have the
power to rescind any action of any Committee, but no such rescission shall have retroactive effect unless determined so by the Trustees.

ARTICLE 5
Reports

      5.1 General. The Trustees and officers shall render reports at the time and in the manner required by the Declaration of Trust or any applicable law.
Officers and Committees shall render such additional reports as they may deem desirable or as may from time to time be required by the Trustees.

ARTICLE 6
Fiscal Year

      6.1 General. Except as from time to time otherwise provided by the Trustees, the initial fiscal year of the Trust shall end on such date as is determined in advance or in arrears by the Treasurer, and subsequent fiscal years shall end on such date in subsequent years.

ARTICLE 7
Seal

      7.1 General. The seal of the Trust, if any, shall consist of a flatfaced die with the word
Massachusetts, together with the name of the Trust and the year of its organization cut or engraved thereon but, unless otherwise required by the Trustees, the seal need not be placed on, and its absence shall not impair the validity of, any document, instrument or other paper executed and delivered by or on behalf of the Trust.

ARTICLE 8
Execution of Papers

      8.1 General. Except as the Trustees may
generally or in particular cases authorize the execution thereof in some other manner, all deeds, leases, contracts, notes and other obligations made, accepted or endorsed by the Trust shall be signed by the President, a Vice President or the Treasurer, and need not bear the seal of the Trust.


ARTICLE 9
Issuance of Shares and
Share Certificates

      9.1	Sale of Shares. Except as otherwise
determined by the Trustees, the Trust will issue and sell for cash or securities from time to time full and fractional Shares, such Shares to be issued and sold at a price of not less than the par value per share, if any, and not less than the net asset value per share as from time to time determined in accordance with procedures adopted by the Trustees and, in the case of fractional Shares, at a proportionate reduction in such price. In the case of Shares sold for securities, such securities shall be valued in accordance with procedures approved by the Trustees for determining the value of the assets of the Trust. The officers of the Trust are severally authorized to take all such actions as may be necessary or desirable to carry out this Section
9.1.

      9.2	Share Certificates. In lieu of issuing
certificates for Shares, the Trustees or the transfer agent may either issue receipts therefor or may keep accounts upon the books of the Trust for the record holders of such Shares, who shall in either case be deemed, for all purposes hereunder, to be the holders of certificates for such Shares as if they had accepted such certificates and shall be held to have expressly assented and agreed to the terms hereof.

      The Trustees may at any time authorize the issuance of Share certificates. In that event, each Shareholder shall be entitled to a certificate stating the number of Shares owned by him or her, in such form as shall be prescribed from time to time by the Trustees. Such certificate shall be signed by the President or a Vice President and by the Treasurer or an Assistant Treasurer. Such signatures may be facsimile if the certificate is signed by a transfer agent or by a registrar. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall cease to be such officer before such certificate is issued, it may be issued by the Trust with the same effect as if he or she were such officer at the time of its issue.

      9.3	Loss of Certificates. The transfer agent of
the Trust, with the approval of any two officers of the Trust, is authorized to issue and countersign replacement certificates for the Shares of the Trust which have been lost, stolen or destroyed upon (i) receipt of an affidavit or affidavits of loss or nonreceipt and of an indemnity agreement executed by the registered holder or his or her legal representative and supported by an open penalty surety bond, said agreement and said bond in all cases to be in form and content satisfactory to and approved by the President or the Treasurer, or (ii) receipt of such other documents as may be approved by the Trustees.

      9.4	Issuance of New Certificate to Pledgee. A
pledgee of Shares transferred as collateral security shall be entitled to a new certificate if the instrument of transfer substantially describes the debt or duty that is intended to be secured thereby.
Such new certificate shall express on its face that it is held as collateral security, and the name of the pledgor shall be stated thereon, who alone shall be liable as a Shareholder and entitled to vote thereon.



      9.5	Discontinuance of Issuance of Certificates.
The Trustees may at any time discontinue the issuance of Share certificates and may, by written notice to each Shareholder whom the Trust believes to hold a Share certificate, require the surrender of Share certificates to the Trust for cancellation.
Such surrender and cancellation shall not affect the ownership of Shares in the Trust.

ARTICLE 10
Shareholders

      10.1	Annual Meeting.  The annual meeting of the
Shareholders of the Trust shall be held on the last
Friday in April in each year or on such other day as may be fixed by the Trustees. The meeting shall be held at such time as the Trustees may fix in the notice of the meeting or otherwise. Purposes for which an annual meeting is to be held, additional to those prescribed by law or these Bylaws, may be specified by the Trustees. Any previously scheduled annual meeting of Shareholders may be postponed or cancelled by the Trustees upon public notice given prior to the time previously scheduled for such meeting, in accordance with these Bylaws.

      10.2	Adjournment. Any meeting of Shareholders
may, by action of the chair of the meeting, be adjourned from time to time without notice other than announcement at the meeting at which the adjournment is taken with respect to one or more matters to be considered at such meeting to a designated date which may be more than 120 days after the date initially set for the meeting, time and place, whether or not a quorum is present with respect to such matter. Upon motion of the chair of the meeting, the question of adjournment may be (but is not required by these Bylaws to be) submitted to a vote of the Shareholders, and in that case, any adjournment with respect to one or more matters must be approved by the vote of holders of a majority of the Shares present and entitled to vote with respect to the matter or matters adjourned and, if approved, such adjournment shall take place without further notice other than announcement at the meeting at which the adjournment is taken. Unless a proxy is otherwise limited in this regard, any Shares present and entitled to vote at a meeting, including any Shares that are represented by broker nonvotes, may, at the discretion of the proxies named therein, be voted in favor of such an adjournment. Any proposal for which sufficient favorable votes have been received may (but need not) be acted upon and considered final and effective regardless of whether the meeting is adjourned to permit additional solicitation with respect to any other proposal that is properly before the meeting.

      10.3	Conduct of Meetings. Meetings of the
Shareholders shall be presided over by the Chair of the Trustees, or, if the Chair is not present at the meeting, then by a Trustee or officer designated by the Chair or authorized by the Trustees, or if there is no such person present at the meeting, then by any officer of the Trust present at the meeting, and such person shall be deemed for all purposes the chair of the meeting. The chair of the meeting shall have the right and authority to prescribe such rules, regulations and procedures and to do all such acts as, in the judgment of such chair, are necessary, appropriate or convenient for the proper conduct of the meeting, including, without limitation, establishing an agenda or order of business for the meeting rules and procedures for maintaining order at the meeting and the safety of those present conditions on the recording of the meeting limitations on participation in such meeting to Shareholders of record of the Trust and their duly authorized and constituted proxies, and such other persons as the chair shall permit restrictions on entry to the meeting after the time fixed for the commencement thereof limitations on the time allotted to questions or comments by participants conditions for the removal of any Shareholder or any other person who refuses to comply with meeting procedures, rules or guidelines as set forth by the chair of the meeting and regulations for the opening and closing of the polls for balloting on matters which are to be voted on by ballot. With the exception of proposals submitted in accordance with, and otherwise meeting the requirements of, Rule 14a8 under the Securities Exchange Act of 1934, as amended, or any successor provisions, only matters proposed by the Trustees may be included in the Trusts proxy materials. At all meetings of Shareholders, unless voting is conducted by inspectors, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chair of the meeting. The chair of the meeting shall determine, in the chairs sole discretion, whether to appoint an inspector for any meeting. Unless otherwise determined by the chair of the meeting, meetings shall not be required to be held in accordance with any rules of parliamentary procedure.

      10.4	Record Dates. For the purpose of
determining the Shareholders of any class or series of Shares of the Trust who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to receive payment of any dividend or of any other distribution, the Trustees (or their designees) may from time to time fix a time, which shall be not more than 90 days before the date of any meeting of Shareholders or more than 60 days before the date of payment of any dividend or of any other distribution, as the record date for determining the Shareholders of such class or series having the right to notice of and to vote at such meeting and any adjournment thereof or the right to receive such dividend or distribution, and in such case only Shareholders of record on such record date shall have such right notwithstanding any transfer of Shares on the books of the Trust after the record date or without fixing such record date the Trustees may for any such purposes close the register or transfer books for all or part of such period.

      10.5	Communications with Shareholders. Any
notices, reports, statements or other communications with Shareholders of any kind required under the Declaration of Trust, these Bylaws or applicable law may be sent, delivered or made available in any reasonable manner as may be determined by the Trustees or officers if not otherwise prohibited by applicable law, including, without limitation, by mail, courier, email, facsimile or other electronic means or by posting on a website and such communications may be sent, delivered or otherwise made available to Shareholders in accordance with householding or other similar rules under which a single copy of such notice or report may be sent to Shareholders who reside at the same address. No communication need be given to any Shareholder who shall have failed to inform the Trust of the Shareholders current address and the Trustees may from time to time adopt, or may authorize the officers or agents of the Trust to adopt, procedures or policies with respect to communications to Shareholders that are returned to the Trust or its agents as undeliverable and similar matters. Any Shareholder may waive receipt of any notice or other communication.

      10.6	Proxies. The placing of a Shareholders name
on a proxy pursuant to telephone or electronically transmitted instructions (including instructions submitted via the Internet) obtained pursuant to procedures reasonably designed to verify that such instructions have been authorized by such Shareholder shall constitute execution of such proxy by or on behalf of such Shareholder.

ARTICLE 11

      11.1 Inspection of Books. The Trustees shall from time to time determine whether and to what extent, at what times and places and under what conditions and regulations any of the accounts and books of the Trust shall be open to the inspection of the Shareholders, and no Shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Trustees or by these Bylaws.

ARTICLE 12
Shares of Beneficial
Interest

      12.	The Trust has an unlimited number of Common
Shares, without par value, which may be issued from time to time by the Trustees of the Trust.

12.1	Statement Creating Three Series of
Remarketed Preferred Shares.
  PART I. DESIGNATION SERIES A	A series of 550
shares of preferred shares, without par value, liquidation preference
$100,000 per share plus accumulated but unpaid dividends, if any thereon (whether or not earned or declared) plus the premium, if any, resulting from the designation of a Premium Call Period, is hereby designated Remarketed Preferred Shares, Series A. Each share of Remarketed Preferred Shares, Series A shall be issued on a date to be determined by the Board of Trustees of the Trust or a duly authorized committee thereof have an Initial Dividend Rate for its Initial
Dividend Period


equal to 6.35% per annum have an Initial Dividend
Payment Date (as herein defined) to be determined by the
Board of Trustees of the Trust or a duly authorized
committee thereof be redeemed (unless such share shall
have been otherwise redeemed pursuant to paragraph 4 of
Part I of this Section 12.1 or exchanged prior thereto
for a share of Remarketed Preferred Stock, Series I,
pursuant to paragraph 12 of Part I of this Section 12.1
by the Trust on a date to be determined by the Board of
Trustees of the Trust or a duly authorized committee
thereof) at a redemption price of $100,000 per share
plus accumulated but unpaid dividends to the date fixed
for redemption (whether or not earned or declared) plus
the premium, if any, resulting from the designation of a
Premium Call Period and have such other preferences,
limitations and relative voting rights, in addition to
those required by applicable law or set forth in the
Trusts Declaration of Trust applicable to preferred
shares of the Trust, as are set forth in Part I and
Part II of this Section 12.1.	The Remarketed Preferred
Shares, Series A shall constitute a separate series of
preferred shares of the Trust, and each share of
Remarketed Preferred Shares, Series A shall be identical
except as provided in paragraph 4 of this Part I of this
Section 12.1.
      SERIES B	A series of 550 shares of preferred
shares, without par value, liquidation preference
$100,000 per share plus accumulated but unpaid dividends, if any thereon (whether or not earned or declared) plus the premium, if any, resulting from the designation of a Premium Call Period, is hereby designated Remarketed Preferred Shares, Series B. Each share of Remarketed Preferred Shares, Series B shall be issued on a date to be determined by the Board of Trustees of the
Trust or a duly authorized committee thereof have an
Initial Dividend Rate for its Initial Dividend Period
equal to 6.40% per annum have an Initial Dividend
Payment Date (as herein defined) to be determined by the
Board of Trustees of the Trust or a duly authorized
committee thereof be redeemed (unless such share shall
have been otherwise redeemed pursuant to paragraph 4 of
Part I of this Section 12.1 or exchanged prior thereto
for a share of Remarketed Preferred Stock, Series I,
pursuant to paragraph 12 of Part I of this Section 12.1
by the Trust on a date to be determined by the Board of
Trustees of the Trust or a duly authorized committee
thereof) at a redemption price of
$100,000 per share plus accumulated but unpaid dividends
to the date fixed for redemption (whether or not earned
or declared) plus the premium, if any, resulting from
the designation of a Premium Call Period and have such
other preferences, limitations and relative voting
rights, in addition to those required by applicable law
or set forth in the Trusts Declaration of Trust
applicable to preferred shares of the Trust, as are set
forth in Part I and Part II of this Section
12.1.	The Remarketed Preferred Shares, Series B shall
constitute a separate series of preferred shares of the
Trust, and each share of Remarketed Preferred Shares,
Series B shall be identical except as provided in
paragraph 4 of this Part I of this Section 12.1.
      SERIES C	A series of 650 shares of preferred
shares, without par value, liquidation preference
$100,000 per share plus accumulated but unpaid dividends, if any thereon (whether or not earned or declared) plus the premium, if any, resulting from the designation of a Premium Call Period, is hereby
designated Remarketed Preferred Shares, Series C. Each
share of Remarketed Preferred Shares, Series C shall be
issued on a date to be determined by the Board of
Trustees of the Trust or a duly authorized committee
thereof have an Initial Dividend Rate for its Initial
Dividend Period equal to 6.30% per annum have an Initial
Dividend Payment Date (as herein defined) to be
determined by the Board of Trustees of the Trust or a
duly authorized committee thereof be redeemed (unless
such share shall have been otherwise redeemed pursuant to
paragraph 4 of Part I of this Section 12.1 or exchanged
prior thereto for a share of Remarketed Preferred Stock,
Series I, pursuant to paragraph 12 of Part I of this
Section 12.1 by the Trust on a date to be determined by
the Board of Trustees of the Trust or a duly authorized
committee thereof) at a redemption price of
$100,000 per share plus accumulated but unpaid dividends
to the date fixed for redemption (whether or not earned
or declared) plus the premium, if any, resulting from
the designation of a Premium Call Period and have such
other preferences, limitations and relative voting
rights, in addition to those required by applicable law
or set forth in the Trusts Declaration of Trust
applicable to preferred shares of the Trust, as are set
forth in Part I and Part II of this Section 12.1.	The
Remarketed Preferred Shares, Series C shall constitute a
separate series of preferred shares of the Trust, and
each share of Remarketed Preferred Shares, Series C
shall be identical except as provided in paragraph 4 of
this Part I of this Section 12.1.
      1.	Definitions.	Unless the context or use
indicates another or different meaning or intent, in this Section 12.1 the following terms have the following meanings,
whether used in the singular or plural
M Composite Commercial Paper Rate, on any date, means
(i)	the Interest Equivalent of the rate on commercial
paper placed for the number of days specified in the
succeeding sentence on behalf of issuers whose
corporate bonds are rated AA by S&P and Aa by Moodys,
or the equivalent of such rating by such rating agency
or by another nationally recognized statistical rating
organization, as such rate is made available by the
Federal Reserve Bank of New York on a discount basis or
otherwise for the Business Day immediately preceding
such date, or (ii) if the Federal Reserve Bank of New
York does not make available such a rate, then the
arithmetic average of the Interest Equivalent of such
rates on commercial paper placed on behalf of such
issuers, as quoted on a discount basis or otherwise by
the Commercial Paper Dealers to the Remarketing Agents
for the close of business on the Business Day
immediately preceding such date.	In respect of any
Dividend Period of 7 or 28 days (determined without
regard to any adjustment in the remarketing schedule in
respect of non Business Days, as provided herein), the
AA Composite Commercial Paper Rate shall be the
Interest Equivalent of the 60day rate.	If any
Commercial Paper Dealer does not quote a rate required to determine the AA Composite Commercial Paper Rate, the AA Composite Commercial Paper Rate shall be determined on the basis of the quotation or quotations furnished by the remaining Commercial Paper Dealer or Dealers or, if none of the Commercial Paper Dealers quotes such a rate, by any Substitute Commercial Paper
Dealer or Dealers selected by


the Trust to provide such rate or rates not being supplied by any Commercial Paper Dealer.
      Accountants Confirmation has the meaning set forth in paragraph 8(f) of this Part I.
      Agent Member means a designated member of the Securities Depository that will maintain records for a Beneficial Owner of one or more shares of RP that has identified such Agent Member in its Master Purchasers
Letter and that will be authorized and instructed to disclose information to any Remarketing Agent and/or the Paying Agent with respect to such Beneficial Owner.
      Applicable Dividend Rate means, with respect to the Initial Dividend Period the rate of dividend per annum established by the Board of Trustees and, for each subsequent Dividend Period, means the rate of dividend per annum that (i) except for a Dividend Period commencing during a NonPayment Period, will be equal to the lower of the rate of dividend per annum that the Remarketing Agent advises results on the Dividend Reset
Date preceding the first day of such Dividend Period from implementation of the remarketing procedures set forth in Part II hereof and the Maximum Dividend Rate or (ii) for each Dividend Period commencing during a NonPayment Period, will be equal to the NonPayment
Period Rate.
    Applicable Percentage has the meaning set forth under Maximum Dividend Rate below.
      Authorized Newspaper means a newspaper of general circulation in the English language generally published on Business Days in The City of New York.
Beneficial Owner means a person that has signed a Master


Purchasers Letter and is listed as the beneficial owner of one or more shares of RP in the records of the Paying Agent or, with respect to any share of RP not registered in the name of the Securities Depository on the share transfer books of the Trust, the person in whose name such share is so registered.
      Board of Trustees means the Board of Trustees of the Trust.
      Business Day means a day on which the New York
Stock Exchange, Inc. is open for trading, and which is not a day on which banks in The City of New York are authorized or obligated by law to close.
      Bylaws means these Amended and Restated Bylaws of the Trust.
      Code means the Internal Revenue Code of
1986, as amended from time to time.
      Commercial Paper Dealers means Merrill Lynch,
Pierce, Fenner & Smith Incorporated and such other commercial paper dealer or dealers as the Trust may from time to time appoint, or, in lieu of any thereof, their respective affiliates or successors.
      Common Shares means the common shares, without par value, of the Trust.
      Date of Original Issue means, with respect to any share of RP, the date on which the Trust originally issues such share.
      Declaration of Trust means the Amended and Restated Agreement and Declaration of Trust dated
February 3, 1989 of the Trust on file with the Secretary of State of The Commonwealth of Massachusetts.


      Deposit Securities means cash and Municipal
Securities rated at least A1+ or SP1+ by S&P.
      Discounted Value means (i) with respect to an S&P
Eligible Asset, the quotient of the Market Value thereof divided by the applicable S&P Discount Factor and (ii) with respect to a Moodys Eligible Asset, the quotient of the Market Value thereof divided by the applicable Moodys Discount Factor provided that the Discounted Value of such Eligible Asset shall never be greater than the face value of such Eligible Asset.
      Dividend Coverage Amount, as of any Valuation Date, means, with respect to each share of RP, (i) the aggregate amount of dividends that will accumulate on such share of RP to (but not including) the Business
Day following the first Dividend Reset Date for such share that follows such Valuation Date less (ii) the combined value of Deposit Securities irrevocably deposited for the payment of dividends on such share of RP.
      Dividend Coverage Assets, as of any Valuation Date, means, with respect to each share of RP, Deposit
Securities with maturity or tender payment dates not later than the day preceding the Business Day following the first Dividend Reset Date for such share that follows such Valuation Date and having a value not less than the Dividend Coverage Amount with respect to such share.
      Dividend Payment Date means, (i) with respect to any Special Dividend Period of more than 91 but fewer than 365 days, the 92nd day thereof, the 183rd day thereof, if any, the 274th day thereof, if any, and the day after the last day thereof


(ii)	with respect to any Special Dividend period of 365
or more days, the third Wednesday of each January,
April, July and October therein and the day after the
last day thereof and
(iii)	with respect to any other Dividend Period, the day
after the last day thereof provided that, if any such date shall not be a Business Day, the Dividend Payment
Date shall be the Business Day next succeeding such day.
      Dividend Period means with respect to any share of RP, the Initial Dividend Period for such share and thereafter a period which shall commence on each (but not the final) Dividend Payment Date for such share
(which, except during a NonPayment Period, shall be a Settlement Date for such share).
	Eac
h such subsequent Dividend Period for such share will be comprised of, beginning with and including the day upon which it commences, 7 consecutive days (in the case of Remarketed Preferred Stock, Series C) 28 consecutive days (in the case of Remarketed Preferred Stock, Series
A and B) or in the case of a Special Dividend Period, the number of consecutive days as shall be specified by the Board of Trustees in accordance with the provisions set forth in paragraph 3(j) of this Part I at the time the Board of Trustees designates a Special Dividend
Period. Notwithstanding the foregoing, any adjustment of the remarketing schedule by the Remarketing Agents which includes an adjustment of a Settlement Date shall lengthen or shorten Dividend Periods by causing them always to end on and include the day before the Settlement Date as so adjusted.
      Dividend Reset Date means any date on which the Remarketing Agents (i) determine the Applicable Dividend
Rate for the ensuing Dividend Period, (ii) notify
Holders, purchasers and


tendering Holders of shares of RP by telephone, telex or otherwise of the results of the Remarketing and
(iii) announce such Applicable Dividend Rate.
      Eligible Asset means S&P Eligible Asset and/or
Moodys Eligible Asset.
      Exchange Date has the meaning set forth in paragraph 12 of this Part I.
      Exchange Event has the meaning set forth in paragraph 12 of this Part I.
      Grossup Dividend has the meaning set forth in paragraph 3(k) of this Part I.
      Holder means, with respect to any share of RP, the person whose name appears on the share transfer books of the Trust as the registered holder of such share.
      Independent Accountant means a nationally recognized accountant, or firm of accountants, that is, with respect to the Trust, an independent public accountant or firm of independent public accountants under the Securities Act of 1933, as amended.
      Initial Dividend Payment Date means with respect to any share of RP, the Initial Dividend Payment Date specified with respect thereto by the Board of Trustees or a duly authorized committee thereof.
      Initial Dividend Period means, with respect to any share of RP, the period commencing on and including the Date of Original Issue of such share and ending on the day prior to the Initial Dividend Payment Date.
      Interest Equivalent means a yield on a 360day basis of a discount basis security which is equal to the yield on an equivalent interestbearing security.
      Market Value of any asset of the Trust means the
market value thereof determined by the Pricing Service.
	The Market Value of any asset shall include
any interest accrued thereon. The Pricing Service shall
value portfolio securities at the mean between the quoted
bid and asked price or the yield equivalent when
quotations are readily available.	Securities for
which quotations are not readily available shall be
valued at fair value as determined by the pricing
service using methods which include consideration of
yields or prices of municipal bonds of comparable
quality, type of issue, coupon, maturity and rating
indications as to value from dealers and general market
conditions.	The pricing service may employ electronic
data processing techniques and/or a matrix system to
determine valuations.
      Master Purchasers Letter means a letter substantially
in the form of Exhibit A to this Section 12.1 of ARTICLE
12, or such other form as may be acceptable to the
Remarketing Agents, which is required to be executed by
each purchaser of shares of RP.
      Maximum Dividend Rate for any Dividend Period of 7
or 28 days at any Dividend Reset Date shall apply to a
dividend, and be the Applicable Percentage of the
applicable AA Composite Commercial Paper Rate.	The
Applicable Percentage on each Dividend Reset Date shall vary with the lower of the credit rating or ratings assigned on such date to the shares of RP by Moodys and S&P (or if Moodys or S&P or both shall not make such rating available, the equivalent of either or both of such ratings by a Substitute Rating Agency or two
Substitute Rating


Agencies or, in the event that only one such rating
shall be available, such rating) as follows
Applicab
le
Percenta
ge of AA
Composit
e
 	 Credit Ratings  		Commercial
Moody s 		S & P  		Paper Rate

aa3 or higher	AA or higher	110%
a3 to al	A to A+	12 5%
baa3 to baal	BBB to BBB+	150%
below baa3	Below BBB	200%

      The Maximum Dividend Rate for any Special
Dividend Period will be a fixed or variable rate determined from time to time by formula or other means as designated by the Board of Trustees in respect of such Dividend Period.
      The Remarketing Agents shall round each
applicable Maximum Dividend Rate to the nearest onethousandth (0.001) of one percent per annum, with any such number ending in five tenthousandths
(0.0005) of one percent being rounded upwards to the nearest onethousandth (0.001) of one percent.
	The Remarketing Agents shall not round the AA Composite Commercial Paper Rate as part of their calculation of any Maximum Dividend Rate.
      Minimum Liquidity Level has the meaning set forth in paragraph 9 of this Part I.
      Moodys means Moodys Investors Service, Inc. or its successors.
      Moodys Discount Factor means, for purposes of determining the Discounted Value of any Moodys
Eligible Asset, the percentage determined by reference to the rating on such asset and the shortest Moodys Collateral Period set forth opposite such rating that is the same length as or is longer than the Moodys Exposure Period, in accordance with the table set forth below
 Rating Category

M oodys Collateral Period

7 weeks or less
.....................................
.....................................
..
A
aa*

151%
A a*

159%
A *

168%
B
aa*

202%
O
ther*
*

229
%
8 weeks or less but greater than
seven weeks..
154
164
173
205
235
9 weeks or less but greater than
eight weeks..
158
169
179
209
242
10 weeks or less but greater than
nine weeks..
161
175
186
213
250


*	Moodys rating.
**	Municipal Securities not rated by Moodys but rated BBB
by S&P.

     Notwithstanding the	foregoing,		( i )		the
Moodys Discount Factor	for shortterm Municipal
	Securities will be	115%,	so long as
such Municipal	Securities are
rated at	least MIG1, VMIG1	or P1 by Moodys and
mature or have a demand feature at par exercisable	in
30	days
or	less	and	(ii)	no Moodys Discount Factor
will	be applied to cash.
      Moodys Eligible Asset	means		cash or a
Municipal Security that		(i)		pays
interest
	in cash,		(ii)	is publicly rated Baa	or
higher by Moodys		or,		if
not rated by Moodys
but rated by S&P,	is	rated	at
least    BBB by	S&P
	(provided that,		for purposes	of
determining the Moodys Discount Factor applicable to
any such	S&Prated Municipal	Security,
	such Municipal Security will be deemed to have
	a Moodys	rating which is one full
 rating category
lower than its S&P rating), (iii) does not have its Moodys rating suspended by Moodys and (iv) is part of an issue of Municipal Securities of at least


$10,000,000.	Municipal Securities issued by any one
issuer and rated BBB by S&P may comprise no more than 4%
of total Moodys Eligible Assets such BBB rated Municipal
Securities, if any, together with any Municipal
Securities issued by the same issuer and rated Baa by
Moodys, may comprise no more than 6% of total Moodys
Eligible Assets such BBB and Baa rated Municipal
Securities, if any, together with any Municipal
Securities issued by the same issuer and rated A by
Moodys, may comprise no more than 10% of total Moodys
Eligible Assets and such BBB, Baa and A rated Municipal
Securities, if any, together with any Municipal
Securities issued by the same issuer and rated Aa by
Moodys, may comprise no more than 20% of total Moodys
Eligible Assets.	Municipal Securities
issued by issuers located within a single state or
territory and rated BBB by S&P may comprise no more than
12% of total Moodys Eligible Assets such BBB rated
Municipal Securities, if any, together with any
Municipal Securities issued by issuers located within the
same state or territory and rated Baa by Moodys, may
comprise no more than 20% of total Moodys Eligible
Assets such BBB and Baa rated Municipal Securities, if
any, together with any Municipal Securities issued by
issuers located within the same state or territory and
rated A by Moodys, may comprise no more than 40% of
total Moodys Eligible Assets and such BBB, Baa and A
rated Municipal securities, if any, together with any
Municipal Securities issued by issuers located within
the same state or territory and rated Aa by Moodys, may
comprise no more than 60% of total Moodys Eligible
Assets.	Municipal Securities that are used by the Trust
as collateral pursuant to a repurchase agreement that obligates the Trust to repurchase such Municipal


Securities will only constitute Moodys Eligible Assets
if the longterm debt of the other party to the repurchase
agreement is rated at least Aa by Moodys and such
agreement has a term of 30 days or less such Municipal
Securities shall be valued at the Discounted Value of
such Municipal Securities.	Municipal
Securities acquired as collateral by the Trust pursuant to a repurchase agreement that obligates the other party thereto to repurchase such Municipal Securities will only constitute a Moodys Eligible Asset if the longterm debt of such other party is rated at least Aa by Moodys and such agreement has a term of 30 days or less such Municipal Securities shall be valued at the amount of cash paid by the Trust pursuant to such repurchase agreement.
     Notwithstanding the foregoing, an asset will not be considered a Moodys Eligible Asset if (i) it has been irrevocably deposited by the Trust for the payment, in full or in part, of any of (i)(A) through
(i)(F) as set forth in the definition of RP Basic
Maintenance Amount in this Section 12.1, or (ii) it is subject to any material lien, mortgage, pledge, security interest or security agreement of any kind
(collectively, Liens), except for (a) Liens the validity of which is being contested in good faith by appropriate proceedings, (b) Liens for taxes that are not then due and payable or that can be paid thereafter without penalty, (c) Liens to secure payment for services rendered or cash advanced to the Trust by The Putnam Management Company, Inc., Putnam
Investor Services, Inc., the Paying Agent or any
Remarketing Agent and (d) any Lien by virtue of a repurchase agreement.
Moodys Exposure Period means the period commencing on a


given Valuation Date and ending 63 days thereafter.
Municipal Securities means municipal
securities as
described in the Trusts Registration Statement on Form
N2 (File Nos. 3326396 and 8115740) on file with the Securities and Exchange Commission, as such Registration
Statement may be amended from time to time.
      1940 Act means the Investment Company Act of
1940, as amended from time to time.
      1940 Act Cure Date, with respect to the failure by the Trust to maintain the 1940 Act RP Asset Coverage
(as required by paragraph 7 of this Part I) as of the last Business Day of each month, means the last Business
Day of the following month.
      1940 Act RP Asset Coverage means asset coverage, as defined in section 18(h) of the 1940 Act, of at least
200% with respect to all outstanding senior securities of the Trust which are shares, including all outstanding shares of RP and Other RP (or such other asset coverage as may in the future be specified in or under the 1940
Act as the minimum asset coverage for senior securities which are shares of a closedend investment company as a condition of paying dividends on its common stock).
      NonCall Period has the meaning described under Specific Redemption Provisions below.
      NonPayment Period means any period commencing on and including the day on which the Trust shall fail to
(i) declare, prior to 1200 noon, New York City time, on any Dividend Payment Date for shares of RP, for payment on or (to the extent permitted below) within three
Business Days after such Dividend Payment Date to the
Holders of such shares as of 1200 noon,


New York City time, on the Business Day preceding such
Dividend Payment Date, the full amount of any dividend
on such shares payable on such Dividend Payment Date or
(ii) deposit, irrevocably in trust, in sameday funds,
with the Paying Agent by 1200 noon, New York City time,
(A) on or (to the extent permitted below) within three
Business Days after any Dividend Payment Date for any
shares of RP the full amount of any dividend on such
shares (whether or not earned or declared) payable on
such Dividend Payment Date or (B) on or (to the extent
permitted below) within three Business Days after any
redemption date for any shares of RP called for
redemption, the redemption price of $100,000 per share
plus the full amount of any dividends thereon (whether
or not earned or declared) accumulated but unpaid to
such redemption date, plus the premium, if any,
resulting from the designation of a Premium Call Period
and ending on and including the Business Day on which,
by 1200 noon, New York City time, all unpaid dividends
and unpaid redemption prices shall have been so
deposited or shall have otherwise been made available to
Holders in sameday funds, provided that, a NonPayment
Period shall not end during the first seven days
thereof unless the Trust shall have given at least three
days written notice to the Paying Agent, the
Remarketing Agents and the Securities Depository and
thereafter shall not end unless the Trust shall have
given at least fourteen days written notice to the
Paying Agent, the Remarketing Agents, the Securities
Depository and all Beneficial Owners.	Any dividend
on shares of RP due on any Dividend Payment Date for such shares (if, prior to 1200 noon, New York City time, on such Dividend Payment Date, the Trust has declared such dividend payable on or within three
Business Days after such Dividend Payment Date to the
Holders who held such shares as of 1200 noon, New York
City time, on the Business Day preceding such Dividend
Payment Date) or redemption price with respect to such shares not paid to such Holders when due may (if such nonpayment is not solely due to the willful failure of the Trust) be paid pro rata to such Holders in the same form of funds by 1200 noon, New York City time, on any of the first three Business Days after such Dividend
Payment Date or due date, as the case may be, provided that, such amount is accompanied by a late charge calculated for such period of nonpayment as the NonPayment Period Rate applied to the amount of such nonpayment based on the actual number of days comprising such period divided by 365.
      NonPayment Period Rate means initially, 200% of the applicable AA Composite Commercial Paper Rate, provided that the Board of Trustees shall have the authority to adjust, modify, alter or change from time to time the initial Non Payment Period Rate if the Board of Trustees determines and the Rating Agencies advise the Trust in writing that such adjustment, modification, alteration or change will not adversely affect their thencurrent ratings on the RP.
      Notice of Redemption means any notice with respect to the redemption of shares of RP pursuant to paragraph
4 of this Part I.
      Other RP means the remarketed preferred shares of the Trust, other than the RP, and includes the Serial RP.
      Paying Agent means Bankers Trust Company, or any successor company or entity, which has entered into a Paying


Agent Agreement with the Trust to act for the Trust, among other things, as the transfer agent, registrar, dividend and redemption price disbursing agent, settlement agent and agent for certain notifications in connection with the shares of RP in accordance with such agreement.
      Paying Agent Agreement means an agreement to be entered into between the Trust and the Paying
Agent.
      Preferred Shares means the preferred shares of the Trust, and includes RP and Other RP.
      Premium Call Period has the meaning
specified in Specific Redemption Provisions, below.
    Pricing Service means Mellon Investdata Corp., or any successor company or entity, or as designated from time to time by the Board of Trustees.
	Notwithstanding the
foregoing, the Board of Trustees will not designate a new Pricing Service unless the Trust has received a written confirmation from Moodys and S&P that such action would not impair the ratings then assigned by Moodys and S&P to shares of RP.
      Quarterly Valuation Date means the last Business
Day of each fiscal quarter of the Trust in each fiscal year of the Trust, commencing October 31, 1989.
      Remarketing means each periodic operation of the process for remarketing shares of RP as described in Part
II hereof.
      Remarketing Agents means Merrill Lynch, Pierce,
Fenner & Smith Incorporated and PrudentialBache
Securities Inc. and any additional or successor companies or entities which have entered into an agreement with the Trust to follow the remarketing procedures for the purpose of determining the Applicable Dividend Rate.


      RP means, as the case may be, Remarketed Preferred
Shares, Series A Remarketed Preferred Shares, Series B or
Remarketed Preferred Shares, Series C.
      RP Basic Maintenance Amount, as of any Valuation
Date, means the dollar amount equal to the sum of (i) (A) the product of the number of shares of RP and Other RP outstanding on such date multiplied by $100,000 (B) the aggregate amount of dividends that will have accumulated (whether or not earned or declared) for each share of RP and Other RP outstanding in each case to (but not including) the next Dividend Payment Date that follows such Valuation Date (C) the aggregate amount of dividends that would accumulate at the then current Maximum Dividend Rate on any shares of RP and Other RP outstanding from the Business Days following such respective Dividend Reset Dates through the 63rd day after such Valuation Date, multiplied by the larger of factors (currently 246%) determined from time to time by Moodys and S&P and designed to take into account potential increases in dividend rates over such period
(except that if such Valuation Date occurs during a NonPayment Period, the dividend for purposes of calculation would accumulate at the then current
NonPayment Period Rate) (D) the amount of anticipated expenses of the Trust for the 90 days subsequent to such Valuation Date (E) the premium, if any, resulting from the designation of a Premium Call Period and (F) any current liabilities as of such Valuation Date to the extent not reflected in any of (i)(A) through (i)(E)
(including, without limitation, any current liabilities relating to futures and options and any Grossup
Dividends which are payable pursuant to paragraph 3(k) of this Part I with respect to the RP and any analogous provision with respect to Other RP, and payables for Municipal Securities purchased as of such Valuation Date) less
(ii) the sum of (A) receivables for Municipal Securities sold as of such Valuation Date, provided that, for purposes of calculating RP Basic Maintenance Amount in order to determine whether the Trust has Moodys Eligible
Assets with a Discounted Value that equals the Moodys
Basic Maintenance Amount, the party from which such receivable is due shall have longterm debt rated at least
A2 by Moodys and such receivable is due in 30 days or less and (B) the value of any of the Trusts assets irrevocably deposited by the Trust for the payment of any of (i)(A) through (i)(F).
      RP Basic Maintenance Cure Date, with respect to the failure by the Trust to satisfy the RP Basic Maintenance
Amount (as required by paragraph 8(a) of this Part I) as of a given Valuation Date, means the ninth Business Day following such Valuation Date.
      RP Basic Maintenance Report means a report signed by the President, Treasurer or any Senior Vice President or Vice President of the Trust which sets forth, as of the related Valuation Date, the assets of the Trust, the Market Value and the Discounted Value thereof (seriatim and in aggregate), and the RP Basic Maintenance
Amount.
      S&P means Standard & Poors Corporation or its successors.
      S&P Discount Factor means, for purposes of determining the Discounted Value of any S&P Eligible
Asset, the percentage determined by reference to the rating on such asset and the shortest S&P Collateral
Period set forth opposite such rating


that is the same length as or is longer than the S&P
Exposure
Period, in accordance with the table set forth below
 	Rating Category
 AAA*		AA*		A*	BBB*
 190%	195%	210%	250%


22 Business Days
170
175
19
0
230
10 Business Days
155
160
17
5
215
7 Business Days
150
155
17
0
210
3 Business Days

* S&P rating.
130
135
15
0
190

      Notwithstanding the foregoing, (i) the S&P
Discount Factor for shortterm Municipal Securities will be 115%, so long as such Municipal Securities are rated A1+ or SP1+ by S&P and mature or have a demand feature exercisable in
30 days or less, or 125% if such Municipal
Securities are not rated by S&P but are rated VMIG1, Pl or MIG1 by Moodys provided, however, that if such Municipal Securities are backed by any letter of credit, liquidity facility or guarantee from a bank or other financial institution, such bank or institution must have a short term rating of at least A1+ from S&P and further provided that such shortterm Municipal Securities rated by Moodys but not rated by S&P may comprise no more than 50% of shortterm Municipal Securities that qualify as S&P
Eligible Assets and (ii) no S&P Discount Factor will be applied to cash.
      S&P Eligible Asset means cash or a Municipal
Security that (i) is interest bearing and pays interest at least semi annually (ii) is payable with respect to principal and interest in United States Dollars (iii) is publicly rated BBB or
higher by S&P or, if not rated by S&P but rated by
Moodys, is rated at least A by Moodys (provided that,
such Moodysrated Municipal Securities will be included
in S&P Eligible Assets only to the extent the Market
Value of such Municipal Securities does not exceed 50%
of the aggregate Market Value of the S&P Eligible Assets
and further provided that, for purposes of determining
the S&P Discount Factor applicable to any such
Moodysrated Municipal Security, such Municipal Security
will be deemed to have an S&P rating which is one full
rating category lower than its Moodys rating) (iv) is
not subject to a covered call or covered put option
written by the Trust (v) is not part of a private
placement of Municipal Securities and (vi) is part of an
issue of Municipal Securities with an original issue
size of at least $20 million or, if of an issue with an
original issue size below $20 million (but in no event
below $10 million), is issued by an issuer with a total
of at least $50 million of securities outstanding.
	Notwithstanding the foregoing
(a) Municipal Securities of any one issuer or guarantor
(excluding bond insurers) will be considered S&P
Eligible Assets only to the extent the Market Value of
such Municipal Securities does not exceed 10% of the
aggregate Market Value of the S&P Eligible Assets,
provided that 2% is added to the applicable S&P
Discount Factor for every 1% by which the Market
Value of such Municipal Securities exceeds 5% of the
aggregate Market Value of the S&P Eligible Assets
(b)	Municipal Securities guaranteed or insured by
any one bond insurer will be considered S&P Eligible
Assets only to the extent the Market Value of such Municipal Securities does not exceed 25% of the aggregate Market Value of
the S&P Eligible Assets and
(c)	Municipal Securities issued by issuers in any
one state or territory will be considered S&P
Eligible Assets only to the extent the Market Value of such Municipal Securities does not exceed 20% of the aggregate Market Value of the S&P Eligible
Assets.
      S&P Exposure Period means the maximum period of time following a Valuation Date that the Trust has under this Section 12.1 to cure any failure to maintain, as of such Valuation Date, the Discounted
Value for its portfolio at least equal to the RP
Basic Maintenance Amount (as described in paragraph
8(a) of this Part I) which period of time is currently nine Business Days.
      Securities Depository means The Depository
Trust Company or any successor company or other entity selected by the Trust as securities depository of the shares of RP that agrees to follow the procedures required to be followed by such securities depository in connection with the shares of RP.
      Serial RP means the Remarketed Preferred
Shares, Series I, of the Trust established pursuant to a statement establishing and fixing the rights of such series as set forth in Section 12.2 of these Bylaws.
Service means the Internal Revenue Service.
Settlement Date means the first Business Day after a
Dividend Reset Date applicable to a share of RP.
      7day Dividend Period means a Dividend Period containing seven days.
Special Dividend Period means a Dividend Period


established by the Board of Trustees pursuant to paragraph 3(j) of this Part I.
      Specific Redemption Provisions means, with respect to a Special Dividend Period of 365 or more days, either, or any combination of, (i) a period (a NonCall
Period) determined by the Board of Trustees, after consultation with the Remarketing Agents, during which the shares of RP subject to such Dividend Period shall not be subject to redemption at the option of the Trust and (ii) a period (a Premium Call Period), consisting of a number of whole years and determined by the Board of Trustees, after consultation with the Remarketing
Agents, during each year of which the shares of RP subject to such Dividend Period shall be redeemable at the Trusts option at a price per share equal to $100,000 plus accumulated but unpaid dividends plus a premium expressed as a percentage of $100,000, as determined by the Board of Trustees after consultation with the Remarketing Agents.
      Substitute Commercial Paper Dealers means such Substitute Commercial Paper Dealer or Dealers as the Trust may from time to time appoint or, in lieu of any thereof, their respective affiliates or successors.
      Substitute Rating Agency and Substitute Rating
Agencies mean a nationally recognized statistical rating organization or two nationally recognized statistical rating organizations, respectively, selected by the Trust to act as the substitute rating agency or substitute rating agencies, as the case may be, to determine the credit ratings of the shares of RP.
Tender and Dividend Reset means the process pursuant to


which shares of RP may be tendered in a Remarketing or
held and become subject to the new Applicable Dividend
Rate determined by the Remarketing Agents in such
Remarketing.
      Tender Date means any date on which (i) each holder
of shares of RP must provide to the Remarketing Agents irrevocable telephonic notice of intent to tender shares in a Remarketing and (ii) such Remarketing formally
commences.
      Trust means Putnam Managed Municipal Income Trust, a Massachusetts business trust.
      28day Dividend Period means a Dividend Period
containing twentyeight days.
      Valuation Date means, for purposes of
determining whether the Trust is maintaining the
RP Basic Maintenance Amount and the Minimum
Liquidity Level, each Business Day.
      Voting Period has the meaning set forth in paragraph
6(b) of this Part I.
      2.	Fractional Shares.	No fractional
shares of RP shall be issued.
      3.	Dividends.	(a)	The Holders as of 1200
noon, New York City time, on the applicable Dividend
Payment Date, shall be entitled to receive, when, as and if declared by the Board of Trustees, out of funds legally available therefor, cumulative dividends, at the Applicable Dividend Rate. Dividends on the shares of RP so declared and payable shall be paid (i) in preference to and in priority over any dividends declared and payable on the Common Shares, and (ii) to the extent permitted under the Code and to the extent available and in preference to and priority over any dividends declared and payable on the Common Shares, out of taxexempt income earned on the Trusts investments, subject to the application of the
alternative minimum tax provisions of the Code.
	Dividends on
shares of RP will be designated as exemptinterest
dividends up to the amount of net taxexempt income
of the Trust for purposes of Section 852
of the Code.
      (b)	Dividends on each share of RP shall
accumulate from its Date of Original Issue and
will be payable, when, as and if declared by the
Board of Trustees, on each Dividend Payment Date
applicable to such share of RP.
      (c)	Each declared dividend shall be payable
on the applicable Dividend Payment Date to the
Holder or Holders of such shares of RP as set
forth in paragraph 3(a).	Dividends
on any share of RP in arrears with respect to any
past Dividend Payment Date may be declared and
paid at any time, without reference to any regular
Dividend Payment Date, to the Holder of such share
as of a date not exceeding five Business Days
preceding the date of payment thereof as may be
fixed by the Board of Trustees.	Any
dividend payment made on any share of RP shall be
first credited against the dividends accumulated
but unpaid (whether or not earned or declared)
with respect to the earliest Dividend Payment Date
on which dividends were not paid.
      (d)	Neither Holders nor Beneficial Owners
of shares of RP shall be entitled to any
dividends on the shares of RP, whether payable
in cash, property or stock, in excess of full
cumulative dividends thereon, except as set
forth in paragraph 3(k) of this Part I.	Except
as provided in paragraph 3(h) of this Part I, neither Holders nor Beneficial Owners of shares of RP shall be entitled to any interest, or other additional amount, on any dividend payment on any share of RP which may be in arrears.
      (e)	Except as otherwise provided herein,
the Applicable Dividend Rate on each share of RP
for each Dividend Period with respect to such
share shall be equal to the rate per annum that
results from implementation of the remarketing
procedures described in Part II hereof.
      (f)	The amount of declared dividends for each
share of RP payable on each Dividend Payment Date
shall be computed by the Trust by multiplying the
Applicable Dividend Rate in effect with respect to
dividends payable on such share on such Dividend
Payment Date by a fraction the numerator of which
shall be the number of days such share was
outstanding from and including its Date of
Original Issue or the preceding Dividend Payment
Date, as the case may be, to and including the
last day of such Dividend Period, and the
denominator of which shall be 365, and then
multiplying the percentage so obtained by
$100,000.
      (g)	No later than by 1200 noon, New York
City time, on each Dividend Payment Date, the
Trust shall deposit in same day funds with the
Paying Agent the full amount of any dividend
declared and payable on such Dividend Payment Date on any
share
of RP.
      (h)	The Applicable Dividend Rate for each Dividend
Period commencing during a NonPayment Period shall be equal to the NonPayment Period Rate any share of RP for which a Special Dividend Period would otherwise have commenced on the first day of a NonPayment Period shall have a 28day Dividend Period (in the case of Series A and B shares of RP) or a 7day Dividend Period (in the case of Series C shares of RP) and each Dividend Period for shares of RP commencing after the first day of, and during, a NonPayment Period shall be a 28day Dividend
Period (in the case of Series A and B shares of RP) or
a 7day Dividend Period (in the case of Series C shares
of RP).	Any amount of any dividend due on any Dividend
Payment Date for any shares of RP (if, prior to 1200 noon,
New York City time, on such Dividend Payment Date, the Trust has declared such dividend payable on or within three
Business Days after such Dividend Payment Date to the
Holders of such shares of RP as of 1200 noon, New York
City time, on the Business Day preceding such Dividend
Payment Date) or redemption price with respect to any
shares of RP not paid to such Holders when due but paid
to such Holders in the same form of funds by 1200 noon,
New York City time, on any of the first three Business
Days after such Dividend Payment Date or due date, as
the case may be, shall incur a late charge to be paid
therewith to such Holders and calculated for such
period of nonpayment at the NonPayment Period Rate
applied to the amount of such nonpayment based on the
actual number of days comprising such period divided by
365.	For the purposes of the foregoing and paragraphs 3(g) and
4(g) of this Part I, payment to a person in sameday
funds on any Business Day at any time shall be
considered equivalent to payment to such person in
New York Clearing House (nextday) funds at the same
time on the preceding Business Day, and any payment
made after 1200 noon, New York City time, on any
Business Day shall be considered to have been made
instead in the same form of funds and to the same
person before 1200 noon, New York City time, on the
next Business Day.
      (i)	Except during a NonPayment Period, by 100
p.m. on the Tender Date in the Remarketing at the end of the Initial


Dividend Period applicable to a share of RP, and by 100 p.m. on the Tender Date in the Remarketing at the end of each subsequent Dividend Period applicable to a share of RP, the Beneficial Owner of such share of RP may elect to tender such share or hold such share for the next Dividend Period.

If the Beneficial Owner of such share of RP elects to
hold such share, such Beneficial Owner shall hold such
share of RP for a 28day Dividend Period (in the case of Series A and B shares of RP) or a 7day Dividend Period
(in the case of Series C shares of RP) or a Special
Dividend Period if the succeeding Dividend Period with respect to such share has been designated by the Board of Trustees as a Special Dividend Period provided that,
if (i) there are no Remarketing Agents, (ii) the
Remarketing Agents are not required to conduct a
Remarketing or (iii) the Remarketing Agents are unable
to remarket in the Remarketing on the Dividend Reset
Date following such Tender Date all shares of RP
tendered (or deemed tendered) to them at a price of
$100,000 per share, then the next Dividend Period for
all shares of RP shall be a 28day Dividend Period (in
the case of Series A and B shares of RP) or a 7day
Dividend Period (in the case of Series C shares of RP)
and the Applicable Dividend Rate therefor shall be the
applicable Maximum Dividend Rate.	If the Beneficial
 Owner of such share of RP fails to elect to tender or hold such share by 100 p.m. on such Tender Date, such Beneficial
Owner shall continue to hold such
share at the Applicable Dividend Rate determined in such Remarketing for a Dividend Period of the same type as the current Dividend Period for such share provided that, (i) if there are no Remarketing Agents, the Remarketing Agents are not required to conduct a


Remarketing or the Remarketing Agents are unable to
remarket in the Remarketing on the Dividend Reset Date
following such Tender Date all shares of RP tendered
(or deemed tendered) to them at a price of $100,000 per
share, then the next Dividend Period for all shares of
RP shall be a 28day Dividend Period (in the case of
Series A and B shares of RP) or a 7day Dividend Period
(in the case of Series C shares of RP) and the
Applicable Dividend Rate therefor shall be the Maximum
Applicable Rate for a 28day Dividend Period or a 7day
Dividend Period, as the case may be and (ii) if such
current Dividend Period is a Special Dividend Period or
the succeeding Dividend Period has been designated by
the Board of Trustees as a Special Dividend Period,
then such Beneficial Owner is deemed to have elected to
tender the shares.	If the
Remarketing Agents are unable to remarket in such
Remarketing all shares of RP subject to such
Remarketing and tendered (or deemed tendered) to them
at a price of $100,000 per share, the Beneficial Owners
thereof shall hold such share at the applicable Maximum
Dividend Rate for 28day Dividend Period (in the case of
7 Series A and B shares of RP) or a 7day Dividend Period
(in the case of Series C shares of RP).	If a
share of RP is tendered (or deemed tendered) and purchased in a Remarketing, the next Dividend Period for such share shall be a 28day Dividend Period (in the case of Series A and B shares of RP) or a 7day Dividend
Period (in the case of Series c shares of RP) or a Special Dividend Period with respect to such share, as the case may be, at the Applicable Dividend Rate therefor, except that, if the Remarketing Agents are unable to remarket in such Remarketing all shares of RP tendered (or deemed tendered)


to them at a price of $100,000 per share, no purchaser
in such Remarketing shall be permitted to acquire shares
having a Special Dividend Period and the next Dividend
Period for such share shall be a 28day Dividend Period
(in the case of Series A and B shares of RP) or a 7day
Dividend Period (in the case of Series C shares of RP)
and the Applicable Dividend Rate therefor shall be the
applicable Maximum Dividend Rate.
      (j)	The Board of Trustees may at any time
designate a subsequent Dividend Period as a Special
Dividend Period with such number of days as the Board of Trustees shall specify provided that (i) such number of days to be specified as a Special Dividend Period shall be a multiple of 28 (in the case of Series A and B shares of RP) or a multiple of 7 (in the case of Series C shares of RP) and the number of days so specified must be such that the starting date and the ending date for a Special
Dividend Period or any subsequent Dividend Periods for a Series shall not be the same as the starting date and the ending date for any other Dividend Periods for any other Series (ii) written notice of any such designation, of the Maximum Dividend Rate, and Specified
Redemption Provisions, if any, in respect thereof and of the consequences of failure to tender or to elect to hold shares, must be given at least seven days prior to such Tender Date to the Remarketing Agents, the Paying Agent, the Securities Depository and the Beneficial Owners of shares of RP which are to be subject to such Special
Dividend Period (iii) no Special Dividend Period may commence for any share of RP during a Non Payment Period or if the Trust fails to maintain either the RP Basic
Maintenance Amount or the 1940 Act RP Asset Coverage and such failure is not cured (iv) if such Special Dividend
Period


contains 365 or more days, the shares of RP subject to such Special Dividend Period shall have an aggregate liquidation preference (exclusive of accumulated but unpaid dividends and premium, if any) of at least
$30,000,000 or such greater or lesser amount as may be specified by the Board of Trustees (v) in respect of any Special Dividend Period, the Board of Trustees shall also determine a Maximum Dividend Rate after consultation with Remarketing Agents, which rate, as determined from time to time by formula or other means, may be fixed or variable and (vi) in respect of any Special Dividend Period of 365 or more days, the Board of Trustees, after consultation with the Remarketing
Agents, may establish Specific Redemption Provisions.
      On or before 500 p.m., New York City time, on the third Business Day prior to the designation of a Special Dividend Period, the Trust shall complete and deliver to S&P, on a pro forma basis, an RP Basic
Maintenance Report for such proposed Special Dividend
Period, taking into account the proposed number of days to be specified as a Special Dividend Period and the proposed Maximum Dividend Rate to be determined with respect to such Special Dividend Period.
      The existence or rescission of any Special Dividend
Period shall not affect any current Dividend Period or prevent the Board of Trustees from establishing other
Special Dividend Periods of similar duration or in any way restrict the Maximum Dividend Rate or Specific
Redemption Provisions which may be designated in connection with any other Special Dividend Period.
If the Remarketing Agents are unable to remarket


sufficient shares of RP at the commencement of a Special
Dividend Period to satisfy the requirement described in
clause
(iv) of the preceding paragraph, then the Dividend
Period in respect of any share of RP which otherwise
would have been subject to such Special Dividend Period
shall be a 28day Dividend Period (in the case of Series
A and B shares of RP) or a 7day Dividend Period (in the
case of Series C shares of RP) and an Applicable
Dividend Rate shall be set by the Remarketing Agents in
accordance with the remarketing procedures.
      (k)	If all or any part of the dividends on the
shares of RP determined by implementation of the
remarketing procedures described in Part II hereof is
not designated by the Trust in good faith as an
exemptinterest dividend within the meaning of Section
852(b)(5) of the Code solely because the Trust
allocates capital gains or ordinary income to the shares
of RP, (such portion of the dividends on the shares of
RP (other than any Grossup Dividends) that is not so
designated is referred to herein as a Nonqualifying
Distribution), the Trust will, not later than 270 days
after the end of the Trusts fiscal year for which such
designation is made, provide notice thereof to the
Paying Agent.	The Paying Agent will mail a copy of
such notice to each Qualified Investor (as defined
below) at the address specified in such Qualified
Investors Master Purchasers Letter as promptly as
practicable after its receipt of such notice from the
Trust.	The Trust will, within 30 days after such
notice is given to the Paying Agent, pay to the Paying
Agent (who will then distribute to the Qualified
Investors) , out of funds legally available therefor, an amount equal to the aggregate Grossup Dividends (as defined below)


with respect to all Nonqualifying Distributions made
to Qualified Investors during the fiscal year in
question.	A Qualified Investor is a Beneficial
Owner during such fiscal year of a share or shares of RP to whom Nonqualifying Distributions were made during such fiscal year.
     A Grossup Dividend means payment to a Qualified
Investor of an amount which, when taken together with the aggregate Nonqualifying Distributions paid to such Qualified Investor during the fiscal year in question, would cause such Qualified Investors net yield in dollars for such fiscal year (after Federal income tax consequences) from the aggregate of both the Nonqualifying Distributions (determined without regard to the GrossUp Dividend) and the Grossup
Dividend to be equal to the net yield in dollars for such fiscal year (after Federal income tax consequences) which would have been received by such Qualified Investor if the amount of the aggregate
Nonqualifying Distributions had been so designated.
	Such Grossup Dividend shall be
calculated
(i) without consideration being given to the time value of money (ii) assuming that no Qualified
Investor is subject to the alternative minimum tax with respect to dividends received from the Trust and (iii) assuming that each Nonqualifying
Distribution and GrossUp Dividend (to the extent that such Grossup Dividend is not exempt from Federal income tax) would be taxable in the hands of each Qualified Investor at the maximum marginal corporate
Federal income tax rate in effect during the fiscal year in question.
     All such designations made by the Trust in good faith following the end of each fiscal year of the Trust and all other determinations made by the Trust in good faith
with respect to dividends on the shares of RP shall be
binding and conclusive for all purposes of determining
the amount of Gross up Dividends required to be made
under this paragraph 3(k).
Notwithstanding anything to the contrary contained
herein, no Grossup Dividends shall be required to be
made under this paragraph 3(k) if dividends on the
shares of RP are not excludable from the gross income
of a Qualified Investor for any reason other than as
specifically provided above or if for any reason the
Trust is subsequently required to revise any such
designations.
      4.	Redemption.	Shares of RP shall be
redeemable by the Trust as provided below
      (a)	To the extent permitted under the 1940 Act
and Massachusetts law, upon giving a Notice of
Redemption, the Trust at its option may redeem shares
of RP, in whole or in part, on the next succeeding
scheduled Dividend Payment Date applicable to those
shares of RP called for redemption, out of funds
legally available therefor, at a redemption price equal
to $100,000 per share plus an amount equal to dividends
thereon (whether or not earned or declared) accumulated
but unpaid to the date fixed for redemption plus the
premium, if any, resulting from the designation of a
Premium Call Period provided that, no share of RP shall
be subject to redemption pursuant to this paragraph
4(a) on any Dividend Payment Date during a NonCall
Period to which it is subject.	The
Trust may not give a Notice of Redemption relating to an optional redemption as described in paragraph 4(a) unless, at the time of giving such Notice of Redemption, the Trust has available


Deposit Securities with maturity or tender dates not
later than the day preceding the applicable redemption
date and having a Discounted Value not less than the
amount due to Beneficial Owners by reason of the
redemption of their shares of RP on such redemption
date.
      (b)	The Trust shall redeem, out of funds legally
available therefor, at a redemption price of $100,000
per share plus accumulated but unpaid dividends (whether
or not earned or declared) to the date fixed by the
Board of Trustees for redemption plus the premium, if
any, resulting from the designation of a Premium Call Period, certain of the shares of RP to the extent permitted under the 1940 Act and Massachusetts law, if
the Trust fails to maintain the RP Basic Maintenance
Amount or the 1940 Act RP Asset Coverage and such failure
is not cured on or before the RP Basic Maintenance Cure
Date or the 1940 Act Cure Date (herein referred to
respectively as the Cure Date), as the case may be.	The
number of shares of RP to be redeemed shall be equal to the lesser of (i) the minimum number of shares of RP the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Cure Date, together with all other Preferred Shares subject to redemption or retirement, would result in the satisfaction of the RP Basic Maintenance Amount or the 1940 Act Asset Coverage, as the case may be, on such Cure Date (provided that, if there is no such minimum number of shares of RP and other Preferred Shares the redemption of which would have such result, all shares of RP then outstanding shall be redeemed), and (ii) the maximum number of shares of RP, together with all other Preferred Shares subject to redemption or retirement that can be redeemed out of funds expected to be legally available
therefor. In determining the number of shares of RP
required to be redeemed in accordance with the
foregoing, the Trust shall allocate the number required
to be redeemed to satisfy the RP Basic Maintenance
Amount or the 1940 Act RP Asset Coverage, as the case
may be, pro rata among shares of RP, Other RP and other
Preferred Shares subject to redemption provisions
similar to those contained in this paragraph 4(b),
except as set forth in Section 12.2 of these Bylaws.	The
Trust shall effect such redemption not later than 45
days after such Cure Date, except that if the Trust does
not have funds legally available for the redemption of
all of the required number of shares of RP and other
Preferred Shares which are subject to mandatory
redemption or the Trust otherwise is unable to effect
such redemption on or prior to 45 days after such Cure
Date, the Trust shall redeem those shares of RP and
other Preferred Shares which it was unable to redeem on
the earliest practicable date on which it is able to
effect such redemption.
      Any share of RP shall be subject to mandatory
redemption regardless of whether such share is subject
to a NonCall Period provided that shares of RP subject
to a NonCall Period will only be subject to redemption
to the extent that the other shares of RP are not
available to satisfy the number of shares required to
be redeemed.	In such event, such shares
subject to a NonCall Period will be selected for redemption in an ascending order of outstanding NonCall
Period (with shares with the lowest number of days remaining in the period to be called first) and by lot in the event of equal outstanding


NonCall Periods.
      (c)	Subject to paragraph 4(d) of this Part I, if
fewer than all the outstanding shares of RP are to be redeemed pursuant to this paragraph 4, the number of shares of RP so to be redeemed shall be a whole number
of shares and shall be determined by the Board of
Trustees, and the Trust shall give a Notice of
Redemption as provided in paragraph 4(e) of this
Section 12.1, provided that no share of RP will be
subject to optional redemption on any Dividend Payment
Date during a Non Call Period to which it is subject
and shares of RP subject to a NonCall Period will be
subject to mandatory redemption only on the basis
described under Paragraph 4(b) of this Part I. Unless certificates representing shares of RP are held by
Holders other than the Securities Depository or its
nominee, the Securities Depository upon receipt of such notice, shall determine by lot the number of shares of RP to be redeemed from the account of each Agent
Member (which may include an Agent Member, including
a Remarketing Agent, holding shares for its   own
account) and notify the Paying Agent of such
determination. The Paying Agent, upon receipt of
such notice, shall in turn determine by lot the
number of shares of RP to be redeemed from the
accounts of the Beneficial Owners of the shares of
RP whose Agent Members have been selected by the
Securities Depository   and give notice of such
determination to the Remarketing Agents.
 In doing so, the Paying Agent may determine
that shares of RP shall be redeemed from the
accounts of some Beneficial Owners, which may
include the Remarketing Agents, without shares
of RP being redeemed from the accounts of other
Beneficial Owners.
(d)	Notwithstanding paragraph 4(c) of this Part I,
if any


certificates representing shares of RP are held by
Holders other than the Securities Depository or
its nominee, then the shares of RP to be redeemed
shall be selected by the Trust by lot.
      (e)	Any Notice of Redemption with respect to
shares of RP shall be given (A) in the case of a
redemption pursuant to paragraph 4(a) of this
Part I, by the Trust to the Paying Agent, the
Securities Depository (and any other Holder) and
the Remarketing Agents by telephone, not later
than 100 p.m. New
York City time (and later confirmed in writing) on (i) the
Settlement Date in the case of a partial redemption of
the shares of RP, (ii) the Tender Date in the case of a
redemption in whole of the shares of RP or (iii) during
a NonPayment Period, the later of the Dividend Payment
Date or the seventh day prior to the earliest date upon
which any such redemption may occur and (B) in the case
of a mandatory redemption pursuant to paragraph 4(b) of
this Part I, by the Trust to the Paying Agent, the
Securities Depository (and any Holder) and the
Remarketing Agents, by telephone, not later than 100
p.m., New York City time (and later confirmed in
writing) on the third Business Day preceding the
redemption date established by the Board of Trustees and
specified in such notice.	In the
case of a partial redemption of the shares of RP, the Paying Agent shall use its reasonable efforts to provide telephonic notice to each Beneficial Owner of shares of RP called for redemption not later than the close of business on the Business Day on which the Paying Agent determines the shares to be redeemed, as described in paragraph 4(c) of this Part I (or, if certificates are held by persons other than the Securities Depository, not later than the close of business on the Business Day immediately following the day on which the Paying Agent receives a Notice of
Redemption from the Trust).	Such telephonic notice
shall be confirmed in writing to the Remarketing Agents,
the Securities Depository and to each Beneficial Owner
of shares of RP called for redemption not later than the
close of business on the Business Day immediately
following the day on which the Paying Agent determines
the shares to be redeemed. In the case of a redemption
in whole of the shares of RP, the Paying Agent shall use
its reasonable efforts to provide telephonic notice to
each Beneficial Owner of shares of RP called for
redemption not later than the close of business on the
Business Day immediately following the day on which it
receives a Notice of Redemption from the Trust.	Such
telephonic notice shall be confirmed promptly in writing
to each Beneficial Owner of shares of RP called for
redemption, the Remarketing Agents and the Securities
Depository not later than the close of business on the
second Business Day following the day on which the
Paying Agent receives a Notice of Redemption.
      (f)	Every Notice of Redemption and other
redemption notice shall state	(i) the redemption
date (ii) the number of shares of RP to be redeemed
(iii) the redemption price
(iv) that dividends on the shares of RP to be redeemed
shall cease to accumulate as of such redemption date
and (v) the provision of the Declaration of Trust or
the Bylaws pursuant to which such shares are being
redeemed.	In addition, notice
of redemption given to a Beneficial Owner shall state
the CUSIP number, if any, of the shares of RP to be
redeemed and the manner in which the Beneficial Owners
of such shares mayobtain payment of the redemption
price.	No defect in the
Notice of


Redemption or other redemption notice or in the
transmittal or the mailing thereof shall affect the
validity of the redemption proceedings, except as
required by applicable law.	The
Paying Agent shall use its reasonable efforts to cause
the publication of a redemption notice in an Authorized
Newspaper within two Business Days of the date of the
Notice of Redemption, but failure so to publish such
notification shall not affect the validity or
effectiveness of any such redemption proceedings.
Shares of RP the Beneficial Owners of which shall
have been given Notice of Redemption shall not be
subject to transfer outside of a Remarketing.
      (g)	On any redemption date, the Trust shall
deposit, irrevocably in trust, in sameday funds, with
the Paying Agent, by 1200 noon, New York City time,
$100,000 for each share of RP called for redemption
plus an amount equal to dividends thereon accumulated
but unpaid to such redemption date (whether or not
earned or declared) plus the premium, if any, resulting
from the designation of a Premium Call Period.
      (h)	In connection with any redemption, upon the
giving of a Notice of Redemption and the deposit of the funds necessary for such redemption with the Paying
Agent in accordance with this paragraph 4, all rights of the Holders and Beneficial Owners of shares of RP so called for redemption shall cease and terminate, except the right of the Holders and Beneficial Owners thereof to receive the redemption price thereof, inclusive of an amount equal to dividends (whether or not earned or declared) accumulated but unpaid to the redemption date plus the premium, if any, resulting from the designation of a Premium Call Period, but without any interest or other additional amount


(except as provided in paragraphs 3(h) and 3(k) of this
Part I), and such shares shall no longer be deemed
outstanding for any purpose.	The Trust shall be
entitled to receive from the Paying Agent, promptly
after the date fixed for redemption, any cash deposited
with the Paying Agent as aforesaid in excess of the sum
of (i) the aggregate redemption price of the shares of
RP called for redemption on such date and (ii) all other
amounts to which Holders and Beneficial Owners of shares
of RP called for redemption may be entitled.	The
Trust shall be entitled to receive, from time to time
after the date fixed for redemption, any interest on the
funds so deposited.	Any funds so deposited
with the Paying Agent which are unclaimed at the end of
ninety days from such redemption date shall, to the
extent permitted by law, be repaid to the Trust, after
which time the Holders and Beneficial Owners of shares
of RP so called for redemption shall look only to the
Trust for payment of the redemption price and all other
amounts to which they may be entitled. If any such
unclaimed funds are repaid to the Trust, the Trust shall
invest such unclaimed funds in Deposit Securities with a
maturity of no more than one business day.
      (i)	To the extent that any redemption for which
Notice of Redemption has been given is not made by reason of the absence of legally available funds therefor, such redemption shall be made as soon as practicable to the extent such funds become available.
	Failure to redeem shares of RP shall be
deemed to exist at any time after the date specified for redemption in a Notice of Redemption when the Trust shall have failed, for any reason whatsoever, to deposit funds with the Paying Agent pursuant to paragraph 4 (g) of this Part I with respect to any shares for which such Notice of Redemption has been
given. Notwithstanding the fact that the Trust may not
have redeemed shares of RP for which a Notice of
Redemption has been given, dividends may be declared
and paid on shares of RP and shall include those shares
of RP for which a Notice of Redemption has been
given.
      (j)	Notwithstanding any of the foregoing
provisions of this paragraph 4, the Remarketing Agents
may, in their sole discretion, modify the procedures
set forth above with respect to notification of
redemption, provided that, any such modification does
not adversely affect any Holder or any Beneficial Owner
of shares of RP or materially alter the obligations of
the Paying Agent and further provided that, the Trust
receives written confirmation from S&P that any such
modification would not impair the ratings then assigned
by S&P to shares of RP.
      (k)	In effecting any redemption pursuant to
this paragraph 4, the Trust shall use all
reasonable efforts to satisfy all applicable
procedural conditions precedent to effecting such
redemption under the 1940 Act and Massachusetts
law.
      (l)	Notwithstanding the foregoing, (i) no share
of RP may be redeemed pursuant to paragraph 4(a) of this
Part I unless the full amount of accumulated but unpaid dividends to the date fixed for redemption for each such share of RP called for redemption shall have been declared, and (ii) no share of RP may be redeemed unless all outstanding shares of RP are simultaneously redeemed, nor may any shares of RP be purchased or otherwise acquired by the Trust except in accordance with a purchase offer made on substantially equivalent terms by
the Trust for all outstanding shares of RP, unless, in
each such instance, dividends on all outstanding shares
of RP through the end of their most recently ended
Dividend Period (or, if such transaction is on a
Dividend Payment Date, through the Dividend Period
ending on the day prior to such Dividend Payment Date)
shall have been paid or declared and sufficient funds
for the payment thereof deposited with the Paying
Agent.
      (m)	Except as set forth in this paragraph 4 with
respect to redemptions and subject to paragraph 4(l)
hereof, nothing contained herein shall limit any legal
right of the Trust or any affiliate to purchase or
otherwise acquire any share of RP at any price.
	Any shares of RP which have been redeemed,
purchased or otherwise acquired by the Trust or any
affiliate thereof may be resold.
	In lieu of redeeming shares called for
redemption, the Trust shall have the right to arrange
for other purchasers to purchase from Beneficial Owners
all shares of RP to be redeemed pursuant to this
paragraph 4, except those shares of RP to be redeemed
pursuant to paragraph 4(b) hereof, by their paying to
such Beneficial Owners on or before the close of
business on the redemption date an amount equal to not
less than the redemption price payable by the Trust on
the redemption of such shares, and the obligation of
the Trust to pay such redemption price shall be
satisfied and discharged to the extent such payment is
so made by such purchasers.
	Prior to the purchase of such shares by such
purchasers, the Trust shall notify each purchaser that
such shares have been called for redemption.
5.	Liquidation.	(a)	Upon a liquidation, dissolution or


winding up of the affairs of the Trust, whether
voluntary or involuntary, the Holders shall be
entitled, whether from capital or surplus, before any
assets of the Trust shall be distributed among or paid
over to holders of Common Shares or any other class or
series of shares of the Trust ranking junior to the RP
as to liquidation payments, to be paid the amount of
$100,000 per share of RP, plus an amount equal to all accumulated but unpaid dividends thereon (whether or not earned or declared) plus the premium, if any,
resulting from the designation of a Premium Call Period
to but excluding the date of final distribution in
sameday funds.	After any such
payment, the Holders and Beneficial Owners shall not be entitled to any further participation in any distribution of assets of the Trust.
      (b)	If, upon any such liquidation, dissolution or
winding up of the Trust, the assets of the Trust shall
be insufficient to make such full payments to the
Holders and the holders of any Preferred Shares ranking
as to liquidation, dissolution or winding up on a
parity with the RP (including the Other RP), then such
assets shall be distributed among the Holders and such
parity holders ratably in accordance with the respective amounts which would be payable on such shares of RP and any other such Preferred Shares if all amounts thereof
were paid in full.
       (c)	Neither the consolidation nor the merger of
the Trust with or into any corporation or corporations nor a reorganization of the Trust alone nor the sale, lease or transfer by the Trust of all or substantially all of its assets shall be deemed to be a dissolution or liquidation of the Trust.


      6.	Voting Rights.	(a)	General.
Except as
otherwise provided in the Declaration of Trust or
Bylaws, each Holder of shares of RP and each record
holder of Common Shares shall be entitled to one vote
for each share held on each matter submitted to a vote
of shareholders of the Trust, and the holders of
outstanding Preferred Shares, including RP, and of Common Shares shall vote together as a single class provided that, at any meeting of the shareholders of the Trust
held for the election of trustees, the holders of
Preferred Shares, including RP, represented in person or
by proxy at said meeting, shall be entitled, as a class,
to the exclusion of the holders of all other securities
and classes of capital shares of the Trust, to elect two trustees of the Trust, each Preferred Share, including
RP, entitling the holder thereof to one vote.
Subject to paragraph 6(b) hereof, the holders of
outstanding Common Shares and Preferred Shares, including
RP, voting as a single class, shall elect the balance of
the trustees.
      (b)	Right to Elect Majority of Board of Trustees.
During any period in which any one or more of the conditions described below shall exist (such period being referred to herein as a Voting Period), the number of trustees constituting the Board of Trustees shall be automatically increased by the smallest number that, when added to the two trustees elected exclusively by the holders of Preferred Shares, would constitute a majority of the Board of Trustees as so increased by such smallest number and the holders of Preferred
Shares shall be entitled, voting as a class on a onevotepershare basis (to the exclusion of the holders of all other securities and classes of capital shares of the Trust), to elect such smallest number of additional trustees, together with the two trustees that
such holders are in any event entitled to elect.	A
Voting Period shall commence (i)	if at the close of
business on any Dividend Payment Date accumulated
dividends (whether or not earned or declared, and
whether or not funds are then legally available in an
amount sufficient therefor) on the outstanding shares
of RP equal to at least two full years dividends shall
be due and unpaid and sufficient cash or specified
securities shall not have been deposited with the
Paying Agent for the payment of such accumulated
dividends or (ii)	if at any time holders of any other
Preferred Shares are entitled to elect a majority of
the trustees of the Trust.	Upon the termination of a
Voting Period, the voting rights described in this
paragraph 6(b) shall cease, subject always, however, to
the revesting of such voting rights in the Holders upon
the further occurrence of any of the events described in
this paragraph 6(b).
      (c)	Other Actions.	So long as any shares of RP
are outstanding, the Trust shall not, without the affirmative vote or consent of the Holders of at least a majority of the shares of RP outstanding at the time, in person or by proxy, either in writing or at a meeting
(voting separately as one class) (a) authorize, create or issue or increase or decrease the authorized or issued amount of, any class or series of stock ranking prior to or on a parity with the RP with respect to payment of dividends or the distribution of assets on liquidation (other than the Serial RP and the Other RP issued on the Date of Original Issue), or increase or decrease the authorized amount of RP (b) amend, alter or repeal the provisions of the Declaration of Trust and the Bylaws, including this Section 12.1, whether by merger, consolidation or
otherwise, so as to affect materially and adversely any
preference, right or power of such shares of RP or the
Holders thereof or (c) take any other action which
pursuant to Section 18(a)(2)(D) of the 1940 Act requires
approval by the Holders of a majority of the shares of
RP outstanding at the time provided that, the issuance
of not more than the 4,000 Preferred Shares presently
authorized by this Section 12.1 and the creation and
issuance of the Serial RP, and of series of Preferred
Shares ranking junior to the RP with respect to payment
of dividends and the distribution of assets on
liquidation, will not be deemed to affect such
preferences, rights or powers unless such issuance
would at the time thereof, cause the Trust not to
satisfy the 1940 Act RP Asset Coverage or the RP Basic
Maintenance Amount.	To the extent permitted under
the 1940 Act, the Trust shall not take any action
(including but not limited to those set forth above in
clauses (a) and (b) of this paragraph 6(c)) which may
adversely affect the rights of a Holder of shares of a
series of RP differently than a Holder of shares of
another series of RP without the affirmative vote or
consent of the Holders of at least a majority of the
shares of RP of such potentially affected series
outstanding at the time, in person or by proxy, either
in writing or at a meeting (voting separately as a
class).	To the extent that such an action may affect
the rights of Holders of shares of series of RP in a substantially similar manner, the Holders of shares of such series shall vote together as one class.
	Notwithstanding the foregoing, so long as any shares of RP are outstanding, the Trust shall not take any action described in Sections 4, 5 or 6 of Article IX
of the Declaration of Trust or amend the provisions of
Section 1 of Article IV, Sections 4, 5 or 6 of Article
IX or the first sentence of Section 9 of Article IX of
the Declaration of Trust, without the affirmative vote
or consent of the Holders of at least twothirds (or a
majority if permitted by Sections 4,
5 or 6 of Article IX of the Declaration of Trust) of the
shares of RP and of twothirds (or a majority if
permitted by Sections 4, 5 or 6 of Article IX of the
Declaration of Trust) of the Common Shares outstanding
at the time, in person or by proxy, either in writing
or at a meeting (each voting separately as a class).
      The foregoing voting provisions shall not apply
with respect to shares of RP if, at or prior to the time
when a vote is required, such shares of RP shall have
been (i) redeemed or
(ii)	called for redemption and sufficient funds shall
have been deposited in trust to effect such redemption.
      The Board of Trustees may without the vote or consent of the Holders of RP from time to time amend, alter or repeal any or all of the definitions of the terms listed below, and any such amendment, alteration or repeal will not be deemed to affect the preferences, rights or powers of shares of RP or the Holders thereof, provided the Board of Trustees receives written confirmation from Moodys and S&P that any such amendment, alteration or repeal would not impair the ratings then assigned by Moodys and S&P to shares of RP

Deposit Securities	1940 Act RP Asset Coverage
Discounted Value	Quarterly Valuation Date


 Dividend Coverage Amount
RP Basic Maintenance
Amount Dividend Coverage Assets	RP Basic
Maintenance Cure Date Market Value
RP Basic
Maintenance Report Minimum Liquidity Level
S&P
Discount Factor
Moodys Discount Factor	S&P
Eligible Asset Moodys Eligible Asset	S&P
Exposure Period Moodys Exposure Period
	Valuation
Date 1940 Act Cure Date

      (d)	Voting Procedures.	(i)	As soon as
practicable after the accrual of any right of the
holders of shares of Preferred Shares to elect
additional trustees as described in paragraph 6(b)
above, the Trust shall notify the Paying Agent and the
Paying Agent shall call a special meeting of such
holders, by mailing a notice of such special meeting to
such holders, such meeting to be held not less than 10
nor more than 20 days after the date of mailing of such
notice.		If the Trust fails to send such notice to the
Paying Agent or if the Paying Agent does not call such a special meeting, it may be called by any such holder on
like notice.	The record date for determining the
holders entitled to notice of and to vote at such special meeting shall be the close of business on the fifth
Business Day preceding the day on which such notice is
mailed.		At any such special meeting and at each
meeting held during a Voting Period, such holders, voting together as a class (to the exclusion of the holders of all other securities and classes of capital shares of the Trust), shall be entitled to elect the number of trustees prescribed in paragraph 6 (b) above on a onevotepershare basis. At any such meeting or adjournment thereof in the absence of a quorum, a majority of such holders present
in person or by proxy shall have the power to adjourn
the meeting without notice, other than an announcement
at the meeting, until a quorum is present.
      (ii)	For purposes of determining any rights of
the Holders to vote on any matter whether such right
is created by this Section 12.2, by the other
provisions of the Declaration of Trust and the
Bylaws, by statute or otherwise, no Holder shall be
entitled to vote and no share of RP shall be deemed
to be outstanding for the purpose of voting or
determining the number of shares required to
constitute a quorum if, prior to or concurrently
with the time of determination of shares entitled to
vote or shares deemed outstanding for quorum
purposes, as the case may be, sufficient funds for
the redemption of such shares have been deposited in
trust with the Paying Agent for that purpose and the
requisite Notice of Redemption with respect to such
shares shall have been given as provided in
paragraph 4 of this Part I.	No share of RP held by
the Trust or any affiliate of the Trust shall have
any voting rights or be deemed to be outstanding for
voting purposes.
      (iii)	The terms of office of all persons who are
trustees of the Trust at the time of a special meeting of Holders and holders of other Preferred Shares to elect trustees shall continue, notwithstanding the election at such meeting by the Holders and such other holders of the number of trustees that they are entitled to elect, and the persons so elected by the Holders and such other holders, together with the two incumbent trustees elected by the Holders and such other holders of


Preferred Shares and the remaining incumbent trustees
elected by the holders of the Common Shares and
Preferred Shares, shall constitute the duly elected
trustees of the Trust.
      (iv)	Simultaneously with the expiration of a
Voting Period, the terms of office of the additional
trustees elected by the Holders and holders of other
Preferred Shares pursuant to paragraph 6(b) above shall terminate, the remaining trustees shall constitute the trustees of the Trust and the voting rights of the
Holders and such other holders to elect additional
trustees pursuant to paragraph 6(b) above shall cease,
subject to the provisions of the last sentence of
paragraph 6(b)(ii).
      (e)	Exclusive Remedy.	Unless otherwise
 required
by law, the Holders of shares of RP shall not have any relative rights or preferences or other special rights
other than those specifically set forth herein.	The
Holders of shares
of RP shall have no preemptive rights or rights to
cumulative voting.	In the event that the Trust fails to
pay any dividends on the shares of RP, the exclusive
remedy of the Holders shall be the right to vote for
trustees pursuant to the provisions of this paragraph 6.
	In no event shall the Holders of shares of RP
have any right to sue for, or bring a proceeding with
respect to, such dividends or redemptions or damages
for the failure to receive the same.
      (f)	Notification to S&P.	In the event a vote of
Holders of RP is required pursuant to the provisions of
Section 13(a) of the 1940 Act, the Trust shall, not later than ten business days prior to the date on which such vote is to be taken, notify S&P that such vote is to be taken and the nature of the action with respect to which such vote is to be taken.


7.	1940 Act RP Asset Coverage.	The Trust shall
maintain, as of the last Business Day of each month in
which any share of RP is outstanding, the 1940 Act RP
Asset Coverage.
8.	RP Basic Maintenance Amount.	(a)	The Trust
shall maintain, on each Valuation Date, and shall
verify to its satisfaction that it is maintaining
on such Valuation Date,
(i)	S&P Eligible Assets having an aggregate
Discounted Value equal to or greater than the RP
Basic Maintenance Amount and
(ii)	Moodys Eligible Assets having an aggregate
Discounted Value equal to or greater than the RP
Basic Maintenance Amount. Upon any failure to
maintain the required Discounted Value, the Trust
will use its best efforts to alter the
composition of its
portfolio to reattain the RP Basic, Maintenance
Amount on or prior to the RP Basic Maintenance
Cure Date.
      (b)	The Trust will deliver an RP Basic
Maintenance Report to the Remarketing Agents, the
Paying Agent, Moodys and S&P as of (i) the
fifteenth day of each month (or, if such day is
not a Business Day, the next succeeding Business
Day) and (ii) the last Business Day of each month,
in each case on or before 500 p.m., New York City
time, on the third Business Day after such day.
      (c)	On or before 500 p.m., New York City
time, on the third Business Day after a Valuation
Date on which the Trust fails to satisfy the RP
Basic Maintenance Amount, the Trust shall complete
and deliver to the Remarketing Agents, the Paying
Agent, Moodys and S&P an RP Basic Maintenance
Report as of the date of such failure.
      (d)	On or before 500 p.m., New York City
time, on the third Business Day after a
Valuation Date on which the Trust cures any failure to satisfy the RP Basic Maintenance
Amount,


the Trust shall complete and deliver to the
Remarketing Agents, the Paying Agent, Moodys
and S&P an RP Basic Maintenance Report as of
the date of such cure.
(e)	An RP Basic Maintenance Report or an Accountants
Confirmation will be deemed to have been delivered to
the Remarketing Agents, the Paying Agent, Moodys and
S&P if the Remarketing Agents, the Paying Agent, Moodys
and S&P receive a copy or telecopy, telex or other
electronic transcription thereof and on the same day
the Trust mails to the Remarketing Agents, the Paying
Agent, Moodys and S&P for delivery on the next Business
Day the full RP Basic Maintenance Report.
A failure by the Trust to deliver an RP Basic Maintenance
Report under subparagraph (b), (c) or (d) of this paragraph
 8 shall be deemed to be delivery of an RP Basic
Maintenance Report indicating that the Discounted Value
for all assets of the Trust is less than the RP Basic
Maintenance Amount, as of the relevant Valuation Date.
      (f)	Within ten Business Days after the date of
delivery to the Remarketing Agents, the Paying Agent, S&P and Moodys of an RP Basic Maintenance Report in accordance with paragraph 8(b) above relating to a Quarterly Valuation Date, the Independent Accountant will confirm in writing to the Remarketing Agents, the Paying Agent, S&P and Moodys (i) the mathematical accuracy of the calculations reflected in such Report
(and in any other RP Basic Maintenance Report, randomly selected by the Independent Accountant, that was delivered by the Trust during the quarter ending on such Quarterly Valuation Date) (ii) that, in such Report
(and in such randomly selected Report), (a) the Trust determined in accordance with this Section 12.1 whether the Trust had, at such Quarterly Valuation Date
(and at the Valuation Date addressed in such randomly
selected Report), S&P Eligible Assets of an aggregate
Discounted Value at least equal to the RP Basic
Maintenance Amount and Moodys Eligible Assets of an
aggregate Discounted Value at least equal to the RP
Basic Maintenance Amount, (b) the aggregate amount of
Deposit Securities equals the Dividend Coverage Amount,
and (c) the Market Value of portfolio securities as
determined by the Pricing Service equals the mean
between the quoted bid and asked price or the yield
equivalent (when quotations are readily available) and
(iii) the accuracy of the description of Eligible Assets
as stated in the RP Basic Maintenance Report (such
confirmation is herein called the Accountants
Confirmation).
      (g)	Within ten Business Days after the date of
delivery to the Remarketing Agents, the Paying Agent,
S&P and Moodys of an RP Basic Maintenance Report in
accordance with paragraph 8(c) above relating to any
Valuation Date on which the Trust failed to satisfy the
RP Basic Maintenance Amount, the Independent Accountant
will provide to the Remarketing Agents, the Paying
Agent, S&P and Moodys an Accountants Confirmation as to
such RP Basic Maintenance Report.
       (h)	Within ten Business Days after the date of
delivery to the Remarketing Agents, the Paying Agent, S&P and Moodys of an RP Basic Maintenance Report in accordance with paragraph 8(d) above relating to any Valuation Date on which the Trust cured any failure to satisfy the RP Basic Maintenance Amount, the Independent
Accountant will provide to the Remarketing Agents, the Paying Agent, S&P and Moodys an Accountants Confirmation


as to such RP Basic Maintenance Report.
      (i)	If any Accountants Confirmation delivered
pursuant to subparagraph (f), (g) or (h) of this
paragraph 8 shows that an error was made in the RP
Basic Maintenance Report for a particular Valuation Date
for which such Accountants Confirmation was required to
be delivered, or shows that a lower aggregate Discounted
Value for the aggregate of all S&P Eligible Assets or
Moodys Eligible Assets, as the case may be, of the Trust
was determined by the Independent Accountant, the
calculation or determination made by such Independent
Accountant shall be final and conclusive and shall be
binding on the Trust, and the Trust shall accordingly
amend and deliver the RP Basic Maintenance Report to the
Remarketing Agents, the Paying Agent, S&P and Moodys
promptly following receipt by the Trust of such
Accountants Confirmation.
       (j)	On or before 500 p.m., New York City time, on
the first Business Day after the Date of Original Issue
of the shares of RP, the Trust will complete and deliver
to Moodys and S&P an RP Basic Maintenance Report as of
the close of business on such Date of Original Issue.
	Within five Business Days of such Date of
Original Issue, the Independent Accountant will provide
to Moodys and S&P an Accountants Confirmation as to such
RP Basic Maintenance Report.
      9.	Minimum Liquidity Level.	The Trust shall be
required to have, as of each Valuation Date, Dividend
Coverage Assets with respect to each share of RP having
a Discounted Value not less than the Dividend Coverage
Amount with respect to such share.
10.	Restrictions on Certain Distributions.	For so long as


any share of RP is outstanding, (A) the Trust shall not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares, if any, ranking junior to or on a parity with the shares of RP as to dividends and upon liquidation) in respect of the Common Shares, RP or any other shares of the Trust ranking junior to or on a parity with the shares of RP as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Trust ranking junior to the shares of RP as to dividends and upon liquidation), unless (i) full cumulative dividends on shares of RP and Other RP through their most recently ended respective
Dividend Periods (or, if such transaction is on a Dividend Payment Date, through the Dividend Period ending on the day prior to such Dividend Payment Date) shall have been paid or shall have been declared and sufficient funds for the payment thereof deposited with the Paying Agent and (ii) the Trust has redeemed the full number of shares of RP and Other RP required to be redeemed by any provision for mandatory redemption pertaining thereto, and (B) the Trust will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares, if any, ranking junior to shares of RP as to dividends and upon liquidation) in respect of Common
Shares or any other shares of the Trust ranking junior to or on a parity with shares of RP as to dividends or upon liquidation,
or call for redemption, redeem, purchase or otherwise
acquire for consideration any Common Shares or any other
such junior shares (except by conversion into or
exchange for shares of the Trust ranking junior to
shares of RP as to dividends and upon liquidation),
unless immediately after such transaction the Discounted Value of the Trusts portfolio would at least equal the RP Basic Maintenance Amount.
      11.	Notice.	All notices or communications, unless
otherwise specified in these Bylaws, shall be sufficiently given if in writing and delivered in person or mailed by
firstclass mail, postage prepaid.	Notice shall be
deemed given on the earlier of the date received or the
date seven days after which such notice is mailed.
      12.	Exchange Provisions.	(a) Upon the
authorization of the Board of Trustees based on (i) the receipt by the Trust of a ruling from the Service to the effect that the payment of dividends on the shares of Serial RP would not jeopardize the Trusts status as a regulated investment company or
(ii) an opinion of legal counsel in form and substance satisfactory to the Board of Trustees to the effect that the payment of dividends on the shares of Serial
RP would not jeopardize the Trusts status as a regulated investment company and the affirmative vote or consent of the Holders of at least a majority of the shares of each series of RP outstanding at the time, in person or by proxy, either in writing or at a meeting (each such series voting separately as a class) (in either case, an Exchange Event), then, on the first Dividend Payment
Date for the RP which is at least 45 days after the occurrence of an Exchange Event and as of
 which the conditions described below have been satisfied
(the Exchange Date), the RP will be exchanged on a
shareforshare basis for Serial RP.	Shares of RP will
not be exchanged for shares of Serial RP unless each of
Moodys and S&P shall have provided on the Exchange Date
a rating on the Serial RP equivalent to the thencurrent
rating provided by such rating agency on the RP provided
that, if Moodys or S&P shall not make such rating
available, such exchange will take place if (i) a
Substitute Rating Agency or Agencies shall have provided
a rating equivalent to such thencurrent rating or
ratings on the Exchange Date and (ii) all shares of RP
subject to such exchange that were tendered (or deemed
tendered) on the Tender Date preceding such Exchange
Date shall have been remarketed by the Remarketing
Agents on the related Dividend Reset Date at a price of
$100,000 per share. Holders of outstanding shares of RP
will receive one share of Serial RP for each share of RP
held and exchanged by them on the Exchange Date
therefor.
      (b)	The Trust will cause the publication of an
exchange notice in an Authorized Newspaper, and cause
the Paying Agent to mail an exchange notice to each
Holder of RP, not less than 10 nor more than 3 0 days
prior to the Exchange Date therefor. Such notice will
state	(i) the Exchange Date, (ii) that on such
Exchange Date all shares of RP will be exchanged automatically, and without any action or choice on the part of the Holders thereof, on a shareforshare basis for shares of Serial RP, (iii) that the Initial
Dividend Period for the Serial RP issuable in exchange for the shares of RP will be a 28day Dividend Period commencing on such Exchange Date, (iv)


that dividends on shares of RP will cease to accumulate
on such Exchange Date and (v) whether the Serial RP
will be rated by Moodys and S&P or by a Substitute
Rating Agency or Substitute Rating Agencies.
      (c)	On the Exchange Date, shares of RP will cease
to accumulate dividends, will no longer be deemed outstanding, the rights of the Holders of such shares
(except the right to receive shares of Serial RP,
accumulated but unpaid dividends on their shares of RP
to but excluding the Exchange Date and any payments
required by paragraphs 3(h) and 3(k) of Part I) will
cease, and the person or persons entitled to receive the Serial RP upon the exchange will be treated for all purposes as the holder or holders of such Serial RP.
      13.	Certain Other Restrictions.	For so
long as any shares of RP are outstanding,
      (a)	the Trust will not, unless it has received
written confirmation from Moodys and S&P that any such
action would not impair the ratings then assigned by
Moodys and S&P to shares of RP engage in any one or
more of the following transactions
       (i)	borrow money if the RP Basic
Maintenance Amount would not be satisfied
after giving effect to such borrowing or
      (ii)	borrow, in the aggregate, money in
excess of the lesser of $10,000,000 or the
product of the number of shares of RP and
Other RP outstanding multiplied by
$10,000 or 10% of the total assets of the Trust or
      (iii)	borrow any money except for
the purpose of clearing portfolio
transactions or
(iv)	lend portfolio securities


      (b)	the Trust shall not buy or sell futures
contracts or write put or call options except in
accordance with the guidelines established and
revised, from time to time, by each of Moodys and
S&P and
      (c)	For purposes of Moodys and S&P rating of
the shares of RP, the Trust shall give to Moodys
and S&P prompt written notice of		(i) any
material change to the Declaration of Trust or
Article XII of the Bylaws (ii) any failure to
declare or pay any dividend on the shares of RP
(iii) any mandatory or optional redemption of the
shares of RP (iv) any assumption of control of the
Board of Trustees by the Holders of shares of RP
pursuant to Section 6(b) (v) in the event the
Trust shall not be a party to a pricing services
agreement and dealer quotes on assets are not
available (vi) in the event that the Applicable
Dividend Rate
equals or exceeds 95% of AA Composite Commercial Paper Rate
(vii)	a change in dividend period (viii) any person
owning more than 5% of Trusts Common Shares (ix) a change in Internal Revenue Service rules on Grossup
Dividends relating to the operation of the Trust and (x) a change in pricing service.


PART II. REMARKETING
PROCEDURES
      1.	Remarketing Schedule. Each Remarketing
shall take place over a threeday period consisting
of the Tender Date, the Dividend Reset Date and the
Settlement Date. Such dates or the method of
establishing such dates shall be determined by the
Board of Trustees from time to time.
      2.	Procedure for Tendering.	(a) Each share of
RP is subject to Tender and Dividend Reset at the end
of each Dividend Period and may be tendered in the
Remarketing which commences on the Tender Date
immediately prior to the end of the current Dividend
Period.	By 1200 noon, New York City time, on each
such Tender Date, the Remarketing Agents shall, after canvassing the market and considering prevailing market conditions at the time for shares of RP and similar securities, provide Beneficial Owners nonbinding indications of the Applicable Dividend Rate for the next succeeding Dividend Period or, if applicable, a Special Dividend Period provided that, if the Board of Trustees has designated the next
Dividend Period as a Special Dividend Period, the
Remarketing Agents will provide to Beneficial Owners a non binding indication only of the Applicable
Dividend Rate for such Special Dividend Period.
	The actual Applicable Dividend Rate for such
Dividend Period may be greater than or less than the rate per annum indicated in such nonbinding indications (but not greater than the applicable
Maximum Dividend Rate). By 100 p.m., New York City time, on such Tender Date, each Beneficial Owner of shares of RP must notify a Remarketing Agent of its desire, on a sharebyshare basis, either to tender such share of RP at a price of $100,000 per share or to continue to hold such share for the next
Dividend Period or, if applicable, to accept a designated Special Dividend Period.
	Any notice given to a Remarketing Agent to tender or hold shares for a particular Dividend
Period shall be irrevocable and shall not be conditioned upon the level at which the Applicable
Dividend Rate is established.
	Any such notice may not be waived by the Remarketing Agents, except that prior to 400 p.m., New York City time, on a Dividend Reset Date, a
Remarketing Agent may, in its sole discretion,
(i) at the request of a Beneficial Owner that has tendered one or more shares to such Remarketing Agent, waive such Beneficial Owners tender, and thereby enable such Beneficial Owner to continue to hold the share or shares for the next Dividend Period or, if applicable, a designated Special Dividend Period, as agreed to by such Beneficial Owner and such Remarketing Agent at such time, so long as such tendering Beneficial Owner has indicated to such Remarketing Agent that it would accept the new
Applicable Dividend Rate for such Dividend Period, such waiver to be contingent upon the Remarketing
Agents ability to remarket all shares of RP tendered in such Remarketing, and (ii) at the request of a Beneficial Owner that has elected to hold one or more of its shares of RP, waive such Beneficial Owners election with respect thereto.
      (b) The right of each Beneficial Owner to tender shares of RP in a Remarketing shall be limited to the extent that
(i) the Remarketing Agents conduct a Remarketing pursuant to the terms of the Remarketing Agreement,
(ii) shares tendered


have not been called for redemption and (iii) the
Remarketing Agents are able to find a purchaser or
purchasers for tendered shares of RP at an
Applicable Dividend Rate for the next applicable
Dividend Period that is not in excess of the Maximum
Dividend Rate for such Dividend Period.
      3.	Determination of Applicable Dividend Rates.
	(a) Between 100 p.m., New York City time, on
each Tender Date and 400 p.m., New York City time, on
the succeeding Dividend Reset Date, the Remarketing
Agents shall determine the Applicable Dividend Rate
to the nearest onethousandth (0.001) of one percent
per annum for the next Dividend Period, or, if
designated, Special Dividend Period.	The
Applicable Dividend Rate for each such Dividend
Period, except as otherwise required herein, shall be
the dividend rate per annum which the Remarketing
Agents determine, in their sole judgment, to be the
lowest rate that will enable them to remarket on
behalf of the Beneficial Owners thereof all shares of
RP subject to Tender and Dividend Reset in such
Remarketing and tendered to them on such Tender Date
at a price of $100,000 per share.
      (b)	If no Applicable Dividend Rate shall have
been established on a Dividend Reset Date in a Remarketing for the next Dividend Period, or Special
Dividend Period, if any, for any reason (other than because there are no Remarketing Agents, the Remarketing Agents are not required to conduct a Remarketing pursuant to the terms of the Remarketing
Agreement or the Remarketing Agents are unable to remarket on the Dividend Reset Date all shares of RP tendered (or deemed tendered) to them at a price of $100,000 per share), then the


Remarketing Agents, in their sole discretion, shall,
if necessary and except during a NonPayment Period,
after taking into account market conditions as
reflected in the prevailing yields on fixed and
variable rate taxable and tax exempt debt securities
and the prevailing dividend yields of fixed and
variable rate preferred stock, determine the
Applicable Dividend Rate that would be the rate per
annum that would be the initial dividend rate fixed
in an offering on such Dividend Reset Date, assuming
in each case a comparable dividend period, issuer and
security.	If
there is no Remarketing because there are no
Remarketing Agents or the Remarketing Agents are not
required to conduct a Remarketing pursuant to the
Remarketing Agreement or if the Remarketing Agents
are unable to remarket on the Dividend Reset Date all
shares of RP tendered (or deemed tendered) to them at
a price of $100,000 per share, then, except during a
NonPayment Period, the Applicable Dividend Rate for
the subsequent Dividend Period and for each
subsequent Dividend Period for which no Remarketing
takes place because of the foregoing shall be the
applicable Maximum Dividend Rate for a 28day
Dividend Period (in the case of Series A and B shares
of RP) or for a 7day Dividend Period (in the case of
Series C shares of RP) and the next succeeding
Dividend Period shall be a 28day Dividend Period (in
the case of Series A and B shares of RP) and a 7day
Dividend Period (in the case of Series C shares of
RP) .
      (c)	In determining such Applicable Dividend
Rate, the Remarketing Agents shall, after taking into account market conditions as reflected in the prevailing yields on fixed and variable rate taxable and taxexempt debt securities
and the prevailing dividend yields of fixed and
variable rate preferred stock determined for the
purpose of providing non binding indications of the
Applicable Dividend Rate to Beneficial Owners and
potential purchasers of shares of RP,
(i) consider the number of shares of RP tendered and
the number of shares of RP potential purchasers are
willing to purchase and (ii) contact by telephone or
otherwise current and potential Beneficial Owners of
shares of RP subject to Tender and Dividend Reset to
ascertain the dividend rates at
which they would be willing to hold shares of RP.
      (d)	The Applicable Dividend Rate shall be
determined as aforesaid by the Remarketing
Agents in their sole discretion (except as
otherwise provided in this Section 12.1 with
respect to an Applicable Dividend Rate that
shall be the Non Payment Period Rate or the
Maximum Dividend Rate) and shall be conclusive
and binding on Holders and Beneficial Owners.
      (e)	Except during a NonPayment Period, the
Applicable Dividend Rate for any Dividend
Period shall not be more than the applicable
Maximum Dividend Rate.
     4.	Allocation of Shares Failure to Remarket
at $100.000 Per Share.	(a) If the Remarketing
Agents are unable to remarket by 400 p.m., New
York City time, on a Dividend Reset Date all shares of RP tendered to them in the related
Remarketing at a price of $100,000 per share,
(i) each Beneficial Owner that tendered or was deemed to have tendered shares of RP for sale shall sell a number of shares of RP on a pro rata basis, to the extent practicable, or by lot, as determined by the Remarketing Agents in their sole discretion, based on the number of orders to purchase
shares of RP in such Remarketing, and (ii) the
Applicable Dividend Rate for the next Dividend
Period, which shall be a 28day Dividend Period
(in the case of Series A and B shares of RP) or
a 7day Dividend Period (in the case of Series C
shares of RP), shall
be the Maximum Dividend Rate for such 28day Dividend Period
or 7day Dividend Period, as the case may be.
      (b)	If the allocation procedures described
above would result in the sale of a fraction of a
share of RP, the Remarketing Agents shall, in their
sole discretion, round up or down the number of
shares of RP sold by each Beneficial Owner on the
applicable Dividend Reset Date so that each share
sold by a Beneficial Owner shall be a whole share
of RP, and the total number of shares sold equals
the total number of shares purchased on such
Dividend Reset Date.
      5.	Notification of Results Settlement.	(a)
	By telephone at approximately 430 p.m., New
York City time, on each Dividend Reset Date, the
Remarketing Agents shall advise each Beneficial Owner
of tendered shares and each purchaser thereof (or
the Agent Member thereof) (i) of the number of
shares such Beneficial Owner or purchaser is to sell
or purchase and (ii) to give instructions to its
Agent Member to deliver such shares against payment
therefor or to pay the purchase price against
delivery as appropriate.	The
Remarketing Agents will also advise each Beneficial
Owner or Purchaser that is to continue to hold, or to purchase, shares with a Dividend Period beginning on the Business Day following such Dividend Reset Date of the Applicable Dividend Rate for such shares.


       (b)	In accordance with the Securities
Depositorys normal procedures, on the Settlement
Date, the transactions described above with respect
to each share of RP shall be executed through the
Securities Depository, if the Securities Depository
or its nominee holds or is to hold the certificate
relating to the shares to be purchased, and the
accounts of the respective Agent Members of the
Securities Depository shall be debited and credited
and shares delivered by book entry as necessary to
effect the purchases and sales of shares of RP in
the related Remarketing.	Purchasers
of shares of RP shall make payment to the Paying
Agent in same day funds against delivery to other
purchasers or their nominees of one or more
certificates representing shares of RP, or, if the
Securities Depository or its nominee holds or is to
hold the certificate relating to the shares to be
purchased, through their Agent Members in sameday
funds to the Securities Depository against delivery
by book entry of shares of RP through their Agent
Members.		The Securities Depository shall make
payment in accordance with its normal procedures.
      (c)	If any Beneficial Owner selling shares of
RP in a Remarketing fails to deliver such shares, the
Agent Member of such selling Beneficial Owner and of
any other person that was to have purchased shares
of RP in such Remarketing may deliver to any such
other person a number of whole shares of RP that is
less than the number of shares that otherwise was to
be purchased by such person.	In such event, the
number of shares of RP to be so delivered shall be
determined by such Agent Member.	Delivery of such
lesser number of shares of RP


shall constitute good delivery.
      (d)	The Remarketing Agents, the Paying Agent
and the Securities Depository each will use its
reasonable commercial efforts to meet the timing
requirements set forth in paragraphs (a) and (b)
above provided that, in the event that there is a
delay in the occurrence of any delivery or other
event connected with a Remarketing, the Remarketing
Agents, the Paying Agent and the Securities
Depository each will use its reasonable commercial
efforts to accommodate such delivery in furtherance
of the Remarketing.
      (e)	Notwithstanding any of the foregoing
provisions of this paragraph 5, the Remarketing
Agents may, in their sole discretion, modify the
settlement procedures set forth above with respect to
any Remarketing, provided any such modification does
not adversely affect the Beneficial Owners or the
Holders of RP or the Trust.
      6.	Purchase of Shares of RP by Remarketing
Agents.	The Remarketing Agents may purchase for their
own accounts shares of RP in a Remarketing, provided
that they purchase all tendered (or deemed tendered)
shares of RP not sold in such Remarketing to other
purchasers and that the Applicable Dividend Rate
established with respect to such shares in such
Remarketing is not higher than the Applicable
Dividend Rate that would have been established if
the Remarketing Agents had not purchased such shares.
	Except as provided in the previous sentence,
the Remarketing Agents shall not be obligated to purchase
 any shares of RP that would otherwise remain unsold in a
Remarketing.		If the Remarketing
Agents own any shares of RP subject to a Remarketing immediately prior to such Remarketing and if all other shares
subject to such Remarketing and rendered for sale by
other Beneficial Owners of shares of RP have been
sold in such Remarketing, then the Remarketing
Agents may sell such number of their shares in such
Remarketing as there are outstanding orders to
purchase that have not been filled by shares
tendered for sale by other Beneficial Owners.
	Neither the Trust,
the Paying Agent nor any of the Remarketing Agents
shall be obligated in any case to provide funds to
make payment to a Beneficial Owner upon such
Beneficial Owners tender of its shares of RP in a
Remarketing.
      7.	Applicable Dividend Rate During a
NonPayment Period.	So long as a NonPayment Period
shall continue, paragraphs 1, 2, 3, 4, 5 and 6 of
this Part II shall not be applicable to any of the
Shares of RP and the shares of RP shall not be
subject to Tender and Dividend Reset.
      8.	Transfers.	As a condition precedent to
purchasing shares of RP in any offering, in any
Remarketing or outside any Remarketing, each
purchaser of shares of RP shall be required to sign
and deliver a Master Purchasers Letter. The
sufficiency of any Master Purchasers Letter is to be
determined by the Remarketing Agents in their sole
discretion.	In a Master Purchasers Letter, such
purchaser shall agree, among other things, (i) unless the Trust has elected during a NonPayment Period, to waive this requirement, to have its ownership of such shares of RP maintained in book entry form by the Securities Depository, for the account of a designated Agent Member which, in turn, shall maintain records of such purchasers beneficial ownership, (ii) to be conclusively bound by the
remarketing procedures, including the Remarketing
Agents determination of the Applicable Dividend Rate,
(iii) that its notice to tender shares of RP in a
Remarketing shall constitute an irrevocable offer,
except as set forth in such Master Purchasers Letter,
to sell the shares specified in such notice and
authorization to the Remarketing Agents to sell,
transfer or otherwise dispose of such shares as set
forth herein and (iv) unless the Trust shall have
elected, during a NonPayment Period, to waive this
requirement, to sell, transfer or otherwise dispose
of any share of RP held by it only pursuant to orders
placed in a Remarketing or to a person that has signed
and delivered a Master Purchasers Letter as providing
herein, and, in the case of any transfer other than
pursuant to a Remarketing, to ensure that an Agent
Member advises a Remarketing Agent of such transfer.
	The
Agent Member shall be authorized and instructed to
disclose to any Remarketing Agent and/or the Paying
Agent such information with respect to such purchasers
beneficial ownership as a Remarketing Agent or the
Paying Agent shall request.
      9.	Miscellaneous.	To the extent permitted
by applicable law, the Board of Trustees of the
Trust may interpret or adjust the provisions
hereof to resolve any inconsistency or ambiguity,
or to remedy any formal defect.
      10.	Securities Depository Shares Certificates.
(a) If there is a Securities Depository, one certificate for all of the shares of a series of RP shall be issued to the
Securities Depository and registered in the name of
the Securities Depository or its nominee.	Any such certificate


shall bear a legend to the effect that such certificate
is issued subject to the provisions contained in this
Section
12.1 and each Master Purchasers Letter.	Unless the
Trust shall have elected, during a NonPayment
Period, to waive this requirement, the Trust will
also issue stoptransfer instructions to the Paying
Agent for the shares of RP. Except as provided in
paragraph (b) below, the Securities Depository or
its nominee will be the Holder, and no Beneficial
Owner shall receive certificates representing its
ownership interest in such shares.
      (b)	If the Applicable Dividend Rate applicable
to all shares of RP shall be the NonPayment Period
Rate or there is no Securities Depository, the Trust may at its option issue one or more new certificates with respect to such shares (without the legend referred to in paragraph 10(a) of this Part II) registered in the names of the Beneficial Owners or their nominees and rescind the stoptransfer instructions referred to in paragraph 10(a) of this
Part II with respect to such shares.


Exhibit A
MASTER PURCHASERS LETTER
 Relating to Securities Involving
Rate Settings Through Auctions or
Remarketings

THE COMPANY A
REMARKETING
AGENT THE
TRUST COMPANY
A
BROKERDEALER
AN AGENT
MEMBER OTHER
PERSONS
Dear Sirs
1.	This letter is designed to apply to auctions
for publicly or privately offered debt or equity
securities (Securities) of any issuer (Company) which
are described in any final prospectus or other
offering materials relating to such Securities as the
same may be amended or supplemented (collectively,
with respect to the particular Securities concerned,
the Prospectus) and which involve periodic rate,
settings through auctions (Auctions) or remarketing
procedures (Remarketings).	This letter shall be
for the benefit of any Company and of any trust
company, auction agent, paying agent (collectively,
trust company), remarketing agent, brokerdealer,
agent member, securities depository or other
interested persons in connection with any Securities
and related Auctions or Remarketings (it being
understood that such persons may be required to
execute specified agreements and nothing herein
shall alter such requirements).	The terminology used
herein is intended to be general in its application and not to exclude any Securities in respect of which (in the Prospectus or otherwise) alternative terminology is used.

2.	We may from time to time offer to purchase,
purchase, offer to sell and/or sell Securities of any
Company as described in the Prospectus relating
thereto.	We agree that
this letter shall apply to all such purchases, sales
and offers and to Securities owned by us.	We
understand that the dividend/interest rate on
Securities may be based from time to time on the
results of Auctions or Remarketings as set forth in
the Prospectus.
3.	We agree that any bid or sell order placed by
us in an Auction or a Remarketing shall constitute an irrevocable offer (except as otherwise described in the Prospectus) by us to purchase or sell the Securities subject to such bid or sell order, or such lesser amount of Securities as we shall be required to sell or purchase as a result of such Auction or Remarketing, at the applicable price, all as set forth in the Prospectus, and that if we fail to place a bid or sell order with respect to Securities owned by us with a broker dealer on any Auction or Remarketing date, or a brokerdealer to which we communicate a bid or sell order fails to submit such bid or sell order to the trust company or
remarketing agent concerned, we shall be deemed to
have placed a hold order with respect to such
Securities as described in the Prospectus, except as
may otherwise be described therein.	We authorize any
brokerdealer that submits a bid or sell order as our agent in Auctions or Remarketing to execute contracts for the sale of Securities covered by such bid or sell order. We recognize that the payment by such brokerdealer for Securities purchased on our behalf shall not relieve us of any liability to such
brokerdealer for payment for such Securities.
4.	We understand that in a Remarketing the dividend
or interest rate or rates on the Securities and the allocation of Securities tendered for sale between dividend or interest periods of different lengths
will be based from time to time on the determinations
of one or more remarketing agents, and we agree to be conclusively bound by such determinations.
We further agree to the payment of different dividend or interest rates to different holders of Securities depending on the length of the dividend or interest period
elected by such holders.	We agree that any notice
 given by us to a remarketing agent (or to a brokerdealer for transmission to a remarketing agent) of our desire to tender Securities in a
Remarketing shall constitute an irrevocable (except
to the limited extent set forth in the Prospectus)
offer by us to sell the Securities specified in such
notice, or such lesser number of Securities as we
shall be required to sell as a result of such
Remarketing, in accordance with the terms set forth
in the Prospectus, and we authorize the remarketing
agent to sell, transfer or otherwise dispose of such Securities as set forth in the Prospectus.
5.	We agree that, during the applicable period as
described in the Prospectus, dispositions of
Securities can be made only in the denominations set
forth in the Prospectus and we will sell, transfer or otherwise dispose of any Securities held by us from time to time only pursuant to a bid or sell order
placed in an Auction, in a Remarketing, to or through
a brokerdealer or, when permitted in the Prospectus,
to a person that has signed and delivered to the
applicable trust company or a remarketing agent a
letter substantially in the form of this letter (or
other applicable purchasers letter), provided that in
the case of all transfers other than pursuant to
Auctions or Remarketings we or our brokerdealer or
our agent member shall advise such trust company or a
remarketing agent of such transfer.	We understand
that a restrictive legend will be placed on
certificates representing the Securities, and
stoptransfer instructions will be issued to the
transfer agent and/or registrar, all as set forth in
the Prospectus.
6.	We agree that, during the applicable period as
described in the Prospectus, ownership of Securities shall be represented by one or more global certificates registered in the name of the applicable securities depository or its nominee, that we will not be entitled to receive any certificate representing the Securities and that our ownership of any Securities will be maintained in
book entry form by the securities depository for the
account of our agent member, which in turn will
maintain records of our beneficial ownership.	We
authorize and instruct our agent member to disclose
to the applicable trust company or remarketing agent
such information concerning our beneficial ownership
of Securities as such trust company or remarketing
agent shall request.
7.	We acknowledge that partial deliveries of
Securities purchased in Auctions or Remarketings may
be made to us and such deliveries shall constitute
good delivery as set forth in the Prospectus.
8.	This letter is not a commitment by us to
purchase any Securities.
9.	This letter supersedes any priordated version of
this master purchasers letter, and supplements any prior or post dated purchasers letter specific to particular Securities, and this letter may only be revoked by signed writing delivered to the original recipients thereof.

10.	The descriptions of Auction or Remarketing
procedures set forth in each applicable Prospectus
are incorporated by reference herein and in the case
of any conflict between this letter, any purchasers
letter specific to particular Securities and any such
description, such description shall control.
11.	Any xerographic or other copy of this letter
shall be deemed of equal effect as a signed
original.
12.	12.	Our agent member of The Depository Trust
Company currently is	.
13.	Our personnel authorized to place orders with
broker dealers for the purpose set forth in the
Prospectus in Auctions or Remarketings currently
is/are	, telephone number (	) .
14.	Our taxpayer identification number is 	.
      15.	In the case of each offer to purchase,
purchase, offer to sell or sale by us of Securities
not registered under the Securities Act of 1933, as
amended (the Act), we represent and agree as
follows
     A.	We understand and expressly
acknowledge that the Securities have not been
and will not be registered under the Act and,
accordingly, that the Securities may not be
reoffered, resold or otherwise pledged,
hypothecated or transferred unless an
applicable exemption from the registration
requirements of the Act is available.
     B.	We hereby confirm that any purchase
of Securities made by us will be for our own account, or for the account of one or more parties for which we are acting as trustee or agent with complete
investment discretion and with authority to
bind such parties, and not with view to any
public resale or distribution thereof.	We
and each other party for which we are acting
which will acquire Securities will be accredited
investors within the meaning of Regulation D
under the Act with respect to the Securities to
be purchased by us or such party, as the case
may be, will have previously invested in
similar types of instruments and will be able
and prepared to bear the economic risk of
investing in and holding such Securities.
     C.	We acknowledge that prior to
purchasing any Securities we shall have
received a Prospectus (or private placement
memorandum) with respect thereto and
acknowledge that we will have had access to
such financial and other information, and have
been afforded the opportunity to ask such
questions or representatives of the Company and
receive answers thereto, as we deem necessary
in connection with our decision to purchase
Securities.
      D.	We recognize that the Company and
broker dealers will rely upon the truth and accuracy of the foregoing investment representations and agreements and we agree that each of our purchases of Securities now or in the future shall be deemed to constitute our concurrence in all of the foregoing which shall be binding on us and each party for which we are acting as set forth in Subparagraph B above.
Dated
(Name of Purchaser)


Mailing Address of
Purchaser






By
Pr
in
te
d
Na
me
Ti
tl
e


12.2.	Statement Creating One Series of
Remarketed Preferred Shares.
  PART I. DESIGNATION This series of 1,750 shares of
preferred shares, without par value, liquidation
preference
$100,000 per share plus accumulated but unpaid
dividends, if any thereon (whether or not earned or
declared) plus the premium, if any, resulting from the
designation of a Premium Call Period, is hereby
designated Remarketed Preferred Shares, Series I and
is referred to below as RP.* Each share of RP shall be
issued on a date to be determined by the Board of
Trustees of the Trust or a duly authorized committee
thereof have an Initial Dividend Payment Date (as
herein defined) to be determined by the Board of
Trustees of the Trust or a duly authorized committee
thereof and have such other redemption provisions,
preferences, limitation and relative voting rights, in
addition to those required by applicable law or set
forth in the Declaration of Trust and these Bylaws
applicable to preferred shares of the Trust, as are set
forth in Part I and Part II of this Section 12.2.
Except as to Date of Original Issue (as defined
herein), dividend rates, dividend periods, Dividend
Payment Dates (as defined herein) and redemption
dates, if any, each share of RP shall be identical to
every
Registered trademark of Merrill Lynch & Co.
Inc. other share of RP. The other terms of the
shares of RP are as follows
      1.	Definitions.	Unless the context or use
indicates another or different meaning or intent, in this Section 12.2, the following terms have the following meanings, whether used in the singular or plural


      AA Composite Commercial Paper Rate, on any
date, means (i) the Interest Equivalent of the rate
on commercial paper placed for the number of days
specified in the succeeding sentence on behalf of
issuers whose corporate bonds are rated AA by S&P
and Aa by Moodys, or the equivalent of such rating by
such rating agency or by another nationally
recognized statistical rating organization, as such
rate is made available by the Federal Reserve Bank
of New York on a discount basis or otherwise for the
Business Day immediately preceding such date, or (ii)
if the Federal Reserve Bank of New York does not make
available such a rate, then the arithmetic average of
the Interest Equivalent of such rates on commercial
paper placed on behalf of such issuers, as quoted on
a discount basis or otherwise by the Commercial
Paper Dealers to the Remarketing Agents for the
close of business on the Business Day immediately
preceding such date.	In respect of any Dividend
Period (or other period) of 7 or 28 days (determined
without regard to any adjustment in the remarketing
schedule in respect of non Business Days, as
provided herein), the AA Composite Commercial Paper
Rate shall be the Interest Equivalent of the 60day
rate.		If any Commercial Paper Dealer does not
quote a rate required to determine the AA Composite
Commercial Paper Rate, the AA Composite Commercial
Paper Rate shall be determined on the basis of the quotation or quotations furnished by the remaining
Commercial Paper Dealer or Dealers or, if none of the Commercial Paper Dealers quotes such a rate, by any Substitute Commercial Paper Dealer or Dealers selected by the Trust to provide such rate or rates not being supplied by any Commercial Paper Dealer.
      Accountants Confirmation has the meaning set forth in paragraph 8(f) of this Part I.
      Agent Member means a designated member of the Securities Depository that will maintain records for a Beneficial Owner of one or more shares of RP that has identified such Agent Member in its Master Purchasers
Letter and that will be authorized and instructed to disclose information to any Remarketing Agent and/or the Paying Agent with respect to such Beneficial
Owner.
      Applicable Dividend Rate means, with respect to the Initial Dividend Period, the rate of dividend per annum established by the Board of Trustees and, for each subsequent Dividend Period for each share of RP, means the rate of dividend per annum that (i) except for a Dividend Period commencing during a NonPayment Period will be equal to the lower of the rate of dividend per annum that the Remarketing Agent advises results on the Dividend Reset Date preceding the first day of such Dividend Period from implementation of the remarketing procedures set forth in Part II hereof and the Maximum Dividend
Rate or (ii) for each Dividend Period commencing during a NonPayment Period, will be equal to the NonPayment Period Rate.
      Applicable Percentage has the meaning set forth under Maximum Dividend Rate below.
      Authorized Newspaper means a newspaper of general circulation in the English language generally published on Business Days in The City of New York.
Beneficial Owner means a person that has signed a


Master Purchasers Letter and is listed as the beneficial owner of one or more shares of RP in the records of the Paying Agent or, with respect to any share of RP not registered in the name of the Securities Depository on the share transfer books of the Trust, the person in whose name such share is so registered.
      Board of Trustees means the Board of Trustees of the Trust.
      Business Day means a day on which the New York
Stock Exchange, Inc. is open for trading, and which is not a day on which banks in The City of New York are authorized or obligated by law to close.
      Bylaws means these Amended and Restated
Bylaws of the Trust.
      Code means the Internal Revenue Code of
1986, as amended from time to time.
      Commercial Paper Dealers means Merrill Lynch,
Pierce, Fenner & Smith Incorporated and such other commercial paper dealer or dealers as the Trust may from time to time appoint, or, in lieu of any thereof, their respective affiliates or successors.
      Common Shares means the common shares, without par value, of the Trust.
      Date of Original Issue means, with respect to any share of RP, the date on which the Trust originally issues such share.
      Declaration of Trust means the Amended and Restated Agreement and Declaration of Trust dated
February 3, 1989 of the Trust on file with the Secretary of State of The


Commonwealth of Massachusetts.
      Deposit Securities means cash and Municipal
Securities rated at least A1+ or SP1+ by S&P.
      Discounted Value means (i) with respect to an
S&P Eligible Asset, the quotient of the Market
Value thereof divided by the applicable S&P
Discount Factor and (ii) with 183rd day thereof, if
any, the 274th day thereof, if any, and the day
after the last day thereof (ii) with respect to any
Optional Dividend Period of 3 65 or more days or
Special Dividend Period of 3 65 or more days, the
third Wednesday of each January, April, July and
October therein and the day after the last day
thereof and (iii) with respect to any other
Dividend Period, the day after the last day
thereof provided that, if any such date shall not
be a Business Day, the Dividend Payment Date shall
be the Business Day next succeeding such day.
      Dividend Period means, with respect to any share
of RP, the Initial Dividend Period for such share and
thereafter a period which shall commence on each (but
not the final) Dividend Payment Date for such share
(which, except during a NonPayment Period, shall be a
Settlement Date for such share).	Each such
subsequent Dividend Period for such share will be comprised, beginning with and including the day upon which it commences, 7 consecutive days in the case of a 7day Dividend Period 28 consecutive days in the case of a 28day Dividend Period or in the case of any Optional Dividend Period or Special Dividend Period, such number of consecutive days as shall be designated by the Board of Trustees in accordance with the provisions set forth in paragraphs 3(j)


and (k) of this Part I of this Section 12.2 at the
time such Optional Dividend Period is made available
or the Board of Trustees designates a Special
Dividend Period, as the case may be.	Notwithstanding
the foregoing, any adjustment of the remarketing schedule by the Remarketing Agents which includes an adjustment of a Settlement Date shall lengthen or shorten Dividend Periods by causing them always to end on and include the day before the Settlement Date as so adjusted.
      Dividend Reset Date means any date on which the Remarketing Agents (i) determine the Applicable
Dividend Rates for the ensuing Dividend Periods, (ii) notify Holders, Purchasers, and tendering Holders of shares of RP by telephone, telex or otherwise of the results of the Remarketing and (iii) announce such Applicable Dividend Rates.
      Eligible Asset means S&P Eligible Asset and/or
Moodys Eligible Asset.
      Grossup Dividend has the meaning set forth in paragraph 3(1) of this Part I.
      Holder means, with respect to any share of RP, the person whose name appears on the share transfer books of the Trust as the registered holder of such share.
      Independent Accountant means a nationally recognized accountant, or firm of accountants, that is with respect to the Trust, an independent public accountant or firm of independent public accountants under the Securities Act of 1933, as amended.
      Initial Dividend Period means, with respect to any share of RP, a 28day period commencing on and including the


Date of Original Issue of such share and ending on
the day prior to the Initial Dividend Payment
Date.
      Interest Equivalent means a yield on a 3 60day
basis of a discount basis security which is equal
to the yield on an equivalent interestbearing
security.
      Market Value of any asset of the Trust means
the market value thereof determined by the Pricing
Service designated from time to time by the Board of
Trustees.	The Market Value of any asset shall include
any interest accrued thereon.
	The Pricing Service shall value portfolio
securities at the mean between the quoted bid and
asked price or the yield equivalent when quotations
are readily available.
	Securities for which quotations are not
readily available shall be valued at fair value as
determined by the pricing service using methods which
include consideration of yields or prices of
municipal bonds of comparable quality, type of
issue, coupon, maturity and rating indications as to
value from dealers and general market conditions.
	The pricing service may employ electronic
data processing techniques and/or a matrix system to
determine valuations.
      Master Purchasers Letter means a letter
substantially in the form of Exhibit A to Section 12.1
of this ARTICLE 12, or such other form as may be
acceptable to the Remarketing Agents, which is
required to be executed by each purchaser of shares of
RP.
      Maximum Dividend Rate for any 7day Dividend
Period or 28day Dividend Period at any Dividend
Reset Date shall be the Applicable Percentage of the
applicable AA Composite Commercial Paper Rate.	The
Applicable Percentage on each


Dividend Reset Date shall vary with the lower of the
credit rating or ratings assigned on such date to the
shares of RP by Moodys and S&P (or if Moodys or S&P
or both shall not make such rating available, the
equivalent of either or both of such ratings by a
Substitute Rating Agency or two Substitute Rating
Agencies or, in the event that only one such rating
shall be available, such rating) as follows
Ap
pl
ic
ab
le
Pe
rc
en
ta
ge
of
AA
Co
mp
os
it
e
 	Credit Ratings 		Commercial


Moody s


S & P


Paper Rate


aa3 or higher	AA or higher	110%
a3 to al	A to A+	125%
baa3 to baal	BBB to BBB+	150%
below baa3	Below BBB	200%


     The Maximum Dividend Rate for any Special
Dividend Period or any Optional Dividend Period will
be a fixed or variable rate determined from time to
time by formula or other means as designated by the
Board of Trustees in respect of such Period.
The Remarketing Agents shall round each applicable
Maximum
Dividend Rate to the nearest onethousandth
(0.001) of one percent per annum, with
any such number ending in  five
tenthousandths  (0.0005) of one percent
being rounded upwards to the nearest
onethousandth
(0.001)   of one percent.	The
Remarketing Agents shall not round the AA
Composite Commercial Paper Rate as part of their calculation of any Maximum Dividend
Rate.
      Minimum Liquidity Level has the
meaning set forth in paragraph 9 of
this Part I.
Moodys means Moodys Investors Service, Inc. or its


successors.
      Moodys Discount Factor means, for
purposes of determining the Discounted
Value of any Moodys Eligible Asset, the
percentage determined by reference to the rating on such asset and the shortest
Moodys Collateral Period set  forth
opposite  such rating that  is the same
length as or is longer than the Moodys
Exposure Period, in accordance with the
table set forth below
 	 Rating
Category



M oodys
Collateral
Period


A aa*


A a*


A *



B aa*	O ther**

7  weeks   or  less
............................................................
............	151%	159%	168%

202%.....................................................
..............................229%

8 weeks or less but greater
than seven weeks..
154
164

17
3
205
235



9 weeks or less but greater
than eight weeks..
158
169

17
9
209
242



10 weeks or less but greater
than nine weeks..
161
175

18
6
213
*	Moodys rating. **
	Municipal
250
Securities
not

rate
d

b
y

Moodys but rated BBB by S&P.
     Notwithstanding the foregoing, (i) the Moodys
Discount Factor for shortterm Municipal Securities will be 115%, so long as such Municipal Securities are rated at least M1G1, VMIG1 or P1 by Moodys and mature or have a demand feature at par exercisable in 30 days or less and (ii) no Moodys Discount
Factor will be applied to cash.
      Moodys Eligible Asset means cash or a Municipal
Security that (i) pays interest in cash, (ii) is publicly rated Baa or higher by Moodys or, if not rated by Moodys but rated by S&P, is rated at least
BBB by S&P (provided


that, for purposes of determining the Moodys
Discount Factor applicable to any such S&Prated
Municipal Security, such Municipal Security will be
deemed to have a Moodys rating which is one full
rating category lower than its S&P rating), (iii)
does not have its Moodys rating suspended by Moodys
and (iv) is part of an issue of Municipal
Securities of at least $10,000,000.	Municipal
Securities issued by any one issuer and rated BBB
by S&P may comprise no more than 4% of total Moodys
Eligible Assets such BBB rated Municipal
Securities, if any, together with any Municipal
Securities issued by the same issuer and rated Baa
by Moodys, may comprise no more than 6% of total
Moodys Eligible Assets such BBB and Baa rated
Municipal Securities, if any, together with any
Municipal Securities issued by the same issuer and
rated A by Moodys, may comprise no more than 10% of
total Moodys Eligible Assets and such BBB, Baa and A
rated Municipal Securities, if any, together with
any Municipal Securities issued by the same issuer
and rated Aa by Moodys, may comprise no more than
20% of total Moodys Eligible Assets.	Municipal
Securities issued by issuers located within a single state or territory and rated BBB by S&P may comprise no more than 12% of total Moodys Eligible
Assets such BBB rated Municipal Securities, if any, together with any Municipal Securities issued by issuers located within the same state or territory and rated Baa by Moodys, may comprise no more than 20% of total Moodys Eligible Assets such BBB and Baa rated Municipal Securities, if any, together with any Municipal Securities issued by issuers located within the same state or territory and rated A by Moodys, may
comprise no more than 40% of total Moodys Eligible
Assets and such BBB, Baa and A rated Municipal
Securities, if any, together with any Municipal
Securities issued by issuers located within the same
state or territory and rated Aa by Moodys, may
comprise no more than 60% of total Moodys Eligible
Assets.	Municipal Securities that are used by the
Trust as collateral pursuant to a repurchase agreement that obligates the Trust to repurchase such Municipal Securities will only constitute
Moodys Eligible Assets if the long term debt of the other party to the repurchase agreement is rated at least Aa by Moodys and such agreement has a term of 30 days or less such Municipal Securities shall be valued at the Discounted Value of such Municipal
Securities. Municipal Securities acquired as collateral by the Trust pursuant to a repurchase agreement that obligates the other party thereto to repurchase such Municipal Securities will only constitute a Moodys Eligible Asset if the longterm debt of such other party is rated at least Aa by Moodys and such agreement has a term of 30 days or less such Municipal Securities shall be valued at the amount of cash paid by the Trust pursuant to such repurchase agreement.
      Notwithstanding the foregoing, an asset will not be considered a Moodys Eligible Asset if (i) it has been irrevocably deposited by the Trust for the payment, in full or in part, of any of (i)(A) through (i)(F) as set forth in the definition of RP
Basic Maintenance Amount in this Section 12.2, or
(ii) it is subject to any material lien, mortgage, pledge, security interest or security agreement of any kind (collectively, Liens), except for (a) Liens the validity of which is being contested in good faith by appropriate proceedings, (b) Liens for taxes that are not then due and payable or that can be paid thereafter without penalty, (c) Liens to secure payment for services rendered or cash advanced to the Trust by The Putnam Management Company, Inc., Putnam
Investor Services, Inc., the Paying Agent or any
Remarketing Agent and (d) any Lien by virtue of a repurchase agreement.
      Moodys Exposure Period means the period
commencing on a given Valuation Date and ending 63 days thereafter.
      Municipal Securities means municipal securities as described in the Trusts Registration Statement on Form N2 (File Nos. 3326396 and 8115740) on file with the Securities and Exchange Commission, as such Registration Statement may be amended from time to time.
      1940 Act means the Investment Company Act of 1940, as amended from time to time.
      1940 Act Cure Date, with respect to the failure by the Trust to maintain the 1940 Act RP Asset Coverage
(as required by paragraph 7 of this Part I) as of the last Business Day of each month, means the last
Business Day of the following month.
      1940 Act RP Asset Coverage means asset
coverage, as defined in section 18(h) of the 1940
Act, of at least 200% with respect to all outstanding senior securities of the Trust which are shares, including all outstanding shares of RP and Other RP (or such other asset coverage as may in the future be specified in or under the 1940 Act as the minimum asset coverage for senior securities which are shares of a closedend investment company as a condition of paying dividends on its common stock).
      NonCall Period has the meaning described under Specific Redemption Provisions below.
     NonPayment Period means any period commencing on and including the day on which the Trust shall fail to (i) declare, prior to 1200 noon, New York City time, on any Dividend Payment Date for shares of RP, for payment on or (to the extent permitted below) within three Business Days after such Dividend
Payment Date to the Holders of such shares as of 1200 noon, New York City time, on the Business Day preceding such Dividend Payment Date, the full amount of any dividend on such shares payable on such Dividend Payment Date or (ii) deposit, irrevocably in trust, in sameday funds, with the Paying Agent by 1200 noon, New York City time, (A) on or (to the extent permitted below) within three Business Days after any Dividend Payment Date for any shares of RP the full amount of any dividend on such shares (whether or not earned or declared) payable on such Dividend Payment
Date or (B) on or (to the extent permitted below) within three Business Days after any redemption date for any shares of RP called for redemption, the redemption price of $100,000 per share plus the full amount of any dividends thereon (whether or not earned or declared) accumulated but unpaid to such redemption date plus the premium, if any, resulting from the designation of a Premium Call Period, and ending on and including the Business Day on which, by 1200 noon, New York City time, all unpaid dividends and unpaid redemption prices shall have been so deposited or shall have otherwise been made available to Holders in sameday funds provided that, a NonPayment Period shall not end during the first seven days thereof unless the Trust shall have given at least three days written notice to the Paying
Agent, the Remarketing Agents and the Securities
Depository and thereafter shall not end unless the Trust shall have given at least fourteen days written notice to the Payment Agent, the Remarketing Agents, the Securities Depository and all Beneficial Owners.
Any dividend on shares of RP due on any Dividend Payment Date for such shares (if, prior to 1200 noon, New York City time, on such Dividend Payment Date, the Trust has declared such dividend payable on or within three Business
Days after such Dividend Payment Date to the Holders who held such shares as of 1200 noon, New York City time, on the Business Day preceding such Dividend
Payment Date) or redemption price with respect to such shares not paid to such Holders when due may (if such nonpayment is not solely due to the willful failure of the Trust) be paid pro rata to such Holders in the same form of funds by 1200 noon, New York City time, on any of the first three Business Days after such Dividend Payment Date or due date, as the case may be, provided that, such amount is accompanied by a late charge calculated for such period of nonpayment as the NonPayment Period Rate applied to the amount of such nonpayment based on the actual number of days comprising such period divided by 365.
      NonPayment Period Rate means, initially, 200% of the applicable AA Composite Commercial Paper Rate, provided that the Board of Trustees shall have the authority to adjust, modify, alter or change from time to time the initial NonPayment Period Rate if the Board of Trustees determines and the Rating Agencies advise the Trust in writing that such adjustment, modification, alteration or change will not adversely affect their thencurrent ratings on the RP.
      Notice of Redemption means any notice with respect to the redemption of shares of RP pursuant to paragraph 4 of this Part I.
      Optional Dividend Period means a Dividend Period established by the Board of Trustees pursuant to paragraph 3(j) of this Part I.
      Original RP means the Remarketed Preferred Shares,
Series AC of the Trust.
      Other RP means the remarketed preferred shares of the Trust, other than the RP, and includes the Original RP.
      Paying Agent means Bankers Trust Company, or any successor company or entity, which has entered into a Paying Agent Agreement with the Trust to act for the Trust, among other things, as the transfer agent, registrar, dividend and redemption price disbursing agent, settlement agent and agent for certain notifications in connection with the shares of RP in accordance with such agreement.
      Paying Agent Agreement means an agreement to be entered into between the Trust and the Paying
Agent.
      Preferred Shares means the preferred shares of the Trust, and includes RP and Other RP.
      Premium Call Period has the meaning specified in Specific Redemption Provision, below.
Pricing Service means Mellon Investdata Corp., or any


successor company or entity, or as designated from time to time by the Board of Trustees.
	Notwithstanding the
foregoing, the Board of Trustees will not designate a new Pricing Service unless the Trust has received a written confirmation from Moodys and S&P that such action would not impair the ratings then assigned by Moodys and S&P to shares of RP.
      Quarterly Valuation Date means the last
Business Day of each fiscal quarter of the Trust in each fiscal year of the Trust, commencing October
31, 1989.
      Remarketing means each periodic operation of the process for remarketing shares of RP as described in
Part II hereof.
      Remarketing Agents means Merrill Lynch, Pierce,
Fenner & Smith Incorporated and PrudentialBache
Securities Inc. and any additional or successor companies or entities which have entered into an agreement with the Trust to follow the remarketing procedures for the purpose of determining the Applicable Dividend Rate.
      RP means Remarketed Preferred Shares, Series I, without par value, liquidation preference $100,000 per share, of the Trust to be issued pursuant hereto.
      RP Basic Maintenance Amount, as of any Valuation
Date, means the dollar amount equal to the sum of
(i)(A) the product of the number of shares of RP and Other RP outstanding on such date multiplied by $100,000 (B) the aggregate amount of dividends that will have accumulated (whether or not earned or declared) for each share of RP and Other RP outstanding in each case to (but not including) the next Dividend Payment Date that follows such Valuation Date
(C)	the aggregate amount of dividends that would
accumulate at the then current Maximum Dividend Rate on any shares of RP and Other RP outstanding from the Business Days following such respective Dividend
Reset Dates through the 63rd day after such Valuation
Date, multiplied by the larger of factors (currently
246%) determined from time to time by Moodys and S&P and designed to take into account potential increases in dividend rates over such period (except that if such Valuation Date occurs during a NonPayment Period, the dividend for purposes of calculation would accumulate at the then current NonPayment Period Rate)
(D) the amount of anticipated expenses of the Trust for the 90 days subsequent to such Valuation Date (E) the premium, if any, resulting from the designation of a Premium Call Period and (F) any current liabilities as of such Valuation Date to the extent not reflected in any of (i)(A) through (i)(E) (including, without limitation, any current liabilities relating to futures and options and any Grossup Dividends which are payable pursuant to paragraph 3(k) of this Part I with respect to the RP and any analogous provision with respect to Other RP, and payables for Municipal
Securities purchased as of such Valuation Date) less
(ii) the sum of (A) receivables for Municipal
Securities sold as of such Valuation Date, provided that, for purposes of calculating RP Basic
Maintenance Amount in order to determine whether the Trust has Moodys Eligible Assets with a Discounted
Value that equals the Moodys Basic Maintenance
Amount, the party from which such receivable is due shall have longterm debt securities rated at least A2 by Moodys and such
receivable is due in 30 days or less, and (B) the
value of any of the Trusts assets irrevocably
deposited by the Trust for the payment of any of
(i)(A) through (i)(F).
      RP Basic Maintenance Cure Date, with respect to
the failure by the Trust to satisfy the RP Basic
Maintenance Amount (as required by paragraph 8(a) of
this Part I) as of a given Valuation Date, means the
ninth Business Day following such Valuation Date.
      RP Basic Maintenance Report means a report
signed by the President, Treasurer or any Senior Vice
President or Vice President of the Trust which sets
forth, as of the related Valuation Date, the assets
of the Trust, the Market Value and the Discounted
Value thereof (seriatim and in aggregate), and the RP
Basic Maintenance Amount.
      S&P means Standard & Poors Corporation or its
successors.
      S&P Discount Factor means, for purposes of
determining the Discounted Value of any S&P Eligible
Asset, the percentage determined by reference to the
rating on such asset and the shortest S&P Collateral
Period set forth opposite such rating that is the same
length as or is longer than the S&P Exposure Period,
in accordance with the table
set forth below
 	Rating Category
 AAA*		AA*		A*	BBB*	 190%
195%	210%	250%


22 Business Days
170
17
5
19
0
23
0
10 Business Days
155
16
0
17
5
21
5
7 Business Days
150
15
5
17
0
21
0


3 Business Days	130	135	150	190

* S&P rating.

      Notwithstanding the foregoing, (i) the S&P
Discount Factor for shortterm Municipal
Securities will be 115%, so long as such Municipal Securities are rated A1+ or SP1+ by S&P and mature or have a demand feature exercisable in 30 days or less, or 125% if such Municipal Securities are not rated by S&P but are rated VMIG1, Pl or MIG1 by Moodys provided, however, that if such shortterm Municipal
Securities are backed by any letter of credit, liquidity facility or guarantee from a bank or other financial institution, such bank or institution must have a shortterm rating of at least A1+ from S&P and further provided that such shortterm Municipal Securities rated by Moodys but not rated by S&P may comprise no more than 50% of shortterm Municipal Securities that qualify as S&P Eligible Assets and (ii) no S&P
Discount Factor will be applied to cash.

     S&P Eligible Asset means cash or a Municipal
Security that (i) is interest bearing and pays interest at least semi annually (ii) is payable with respect to principal and interest in United States
Dollars (iii) is publicly rated BBB or higher by S&P or, if not rated by S&P but rated by Moodys, is rated at least A by Moodys (provided that, such Moodysrated Municipal Securities will be included in S&P Eligible Assets only to the extent the Market
Value of such Municipal Securities does not exceed
50% of the aggregate Market Value of the S&P Eligible
Assets and further provided that, for purposes of determining the S&P Discount Factor applicable to any such Moodysrated Municipal
Security, such Municipal Security will be deemed to
have an S&P rating which is one full rating category
lower than its Moodys rating)
(iv)	is not subject to a covered call or covered put
option written by the Trust (v) is not part of a
private placement of Municipal Securities and (vi)
is part of an issue of Municipal Securities with an
original issue size of at least
$20 million or, if of an issue with an original
issue size below $20 million (but in no event below
$10 million), is issued by an issuer with a total of
at least $50 million of securities outstanding.
	Notwithstanding the
foregoing (i) Municipal Securities of any one issuer
or guarantor (excluding bond insurers) will be
considered S&P Eligible Assets only to the extent
the Market Value of such Municipal Securities does
not exceed 10% of the aggregate Market Value of the
S&P Eligible Assets, provided that 2% is added to the
applicable S&P Discount Factor for every 1% by which
the Market Value of such Municipal Securities
exceeds 5% of the aggregate Market Value of the S&P
Eligible Assets
      (ii)	Municipal Securities guaranteed or insured
by any one bond insurer will be considered S&P
Eligible Assets only to the extent the Market Value
of such Municipal Securities does not exceed 25% of
the aggregate Market Value of the S&P Eligible Assets
and
      (iii)	Municipal Securities issued by issuers in
any one state or territory will be considered S&P
Eligible Assets only to the extent the Market Value of such Municipal Securities does not exceed 20% of the aggregate Market Value of the S&P Eligible Assets.
S&P Exposure Period means the


maximum period of time following a Valuation Date that the Trust has under this Section 12.2 to cure any failure to maintain, as of such Valuation Date, the Discounted Value for its portfolio at least equal to the RP Basic Maintenance Amount (as described in paragraph 8(a) of this Part I) which period of time is currently nine Business Days.
      Securities Depository means The Depository Trust
Company or any successor company or other entity selected by the Trust as securities depository of the shares of RP that agrees to follow the procedures required to be followed by such securities depository in connection with the shares of RP.
Service means the Internal Revenue Service.
Settlement Date means the first Business Day after a
Dividend Reset Date applicable to a share of RP.
      7day Dividend Period means (i) a Dividend
Period designated as such by a Beneficial Owner of a share of RP or
(ii) any Dividend Period commencing after the first day of, and during, a NonPayment Period, and, in all such cases, containing seven days.
      Special Dividend Period means a Dividend
Period established by the Board of Trustees pursuant to paragraph 3(j) of this Part I.
      Specific Redemption Provisions means, with respect to any Optional Dividend Period of 365 or more days or Special Dividend Period of 365 or more days, either, or any combination of, (i) a period (a NonCall Period) determined by the Board of Trustees, after consultation with the Remarketing Agents, during which the shares of RP subject to such Dividend Period shall not be subject to redemption at the option of the Trust and (ii) a period (a Premium Call Period), consisting of a number of whole years and determined by the Board of Trustees, after consultation with the Remarketing
Agents, during each year of which the shares of RP subject to such Dividend Period shall be redeemable at the Trusts option at a price per share equal to $100,000 plus accumulated but unpaid dividends plus a premium expressed as a percentage of $100,000, as determined by the Board of Trustees after consultation with the Remarketing Agents.
      Substitute Commercial Paper Dealers means such
Substitute Commercial Paper Dealer or Dealers as the
Trust may from time to time appoint or, in lieu of any thereof, their respective affiliates or successors.
      Substitute Rating Agency and Substitute Rating
Agencies mean a nationally recognized statistical rating organization or two nationally recognized statistical rating organizations, respectively, selected by the Trust to act as the substitute rating agency or substitute rating agencies, as the case may be, to determine the credit ratings of the shares of RP.
      Tender and Dividend Reset means the process pursuant to which shares of RP may be tendered in a Remarketing or held and become subject to the new
Applicable Dividend Rate or Rates determined by the Remarketing Agents in such Remarketing.
      Tender Date means any date on which (i) a holder of shares of RP must provide to the Remarketing Agents irrevocable telephonic notice of intent to tender
shares of RP in a Remarketing or to change Dividend
Periods for shares and (ii) such Remarketing
formally commences.
      Trust means Putnam Managed Municipal Income
Trust, a Massachusetts business trust.
      28day Dividend Period means a Dividend
Period designated as such by a Beneficial Owner of
a share of RP.
      Valuation Date means, for purposes of
determining whether the Trust is maintaining the
RP Basic Maintenance Amount and the Minimum
Liquidity Level, each Business Day.
      Voting Period has the meaning set forth in
paragraph 6(b) of this Part I.
     2.	Fractional Shares.	No fractional
shares of RP shall be issued.
      3.	Dividends.	(a)	The Holders as of 1200
noon, New York City time, on the applicable Dividend
Payment Date, shall be entitled to receive, when, as and if declared by the Board of Trustees, out of funds legally available therefor, cumulative dividends, at the Applicable Dividend Rate. Dividends on the shares of RP so declared and payable shall be paid (i) in preference to and in priority over any dividends declared and payable on the Common Shares, and (ii) to the extent permitted under the Code and to the extent available and in preference to and priority over any dividends declared and payable on the Common Shares, out of taxexempt income earned on the Trusts investments, subject to the application of the alternative minimum tax provisions of the Code.
	Dividends on shares of RP will be
designated as exemptinterest dividends up to the amount of net taxexempt income of the Trust for purposes of section 852 of the
Code.
(b)	Dividends on each share of RP shall
accumulate from its Date of Original Issue and
will be payable, when, as and if declared by
the Board of Trustees, on each Dividend
Payment Date applicable to such share of RP.
(c)	Each declared dividend shall be payable on
the applicable Dividend Payment Date to the
Holder or Holders of such shares of RP as set
forth in paragraph 3(a).	Dividends on
any share of RP in arrears with respect to any
past Dividend Payment Date may be declared and
paid at any time, without reference to any
regular Dividend Payment Date, to the Holder of
such share as of a date not exceeding five
Business Days preceding the date of payment
thereof as may be fixed by the Board of
Trustees.	Any dividend payment made on any share
of RP shall be first credited against the
dividends accumulated but unpaid (whether or not
earned or declared) with respect to the
earliest Dividend Payment Date on which
dividends were not paid.
(d)	Neither Holders nor Beneficial Owners of shares
of
RP shall be entitled to any dividends on the
shares of RP, whether payable in cash, property
or stock, in excess of full cumulative
dividends thereon, except as set forth in
paragraph 3(1) of this Part I.	Except as
provided in paragraph 3(h) of this Part I,
neither Holders nor Beneficial Owners of shares
of RP shall be entitled to any interest, or
other additional amount, on any dividend
payment on any share of RP which may be in
arrears.
      (e)	Except as otherwise provided herein,
the Applicable Dividend Rate on each share of RP for each Dividend Period with respect to such share shall be equal
to the rate per annum that results from
implementation of the remarketing
procedures described in Part II hereof.
      (f)	The amount of declared dividends for
each share of RP payable on each Dividend
Payment Date in respect of any Dividend Period
shall be computed by the Trust by multiplying
the Applicable Dividend Rate in effect with
respect to dividends payable on such share on
such Dividend Payment Date by a fraction the
numerator of which shall be the number of days
such share was outstanding from and including
its Date of Original Issue or the preceding
Dividend Payment Date, as the case may be, to
and including the last day of such Dividend
Period, and the denominator of which shall be
365, and then multiplying the percentage so
obtained by $100,000. In accordance with the
remarketing procedures described in Part II
hereof, there may exist at any given time a
number of Dividend Payment Dates for all
outstanding shares of RP and
dividends on any such share shall be payable only on a
Dividend Payment Date applicable to such share.
      (g)	No later than by 1200 noon, New York City
time, on each Dividend Payment Date, the Trust shall
deposit in same day funds with the Paying Agent the
full amount of any dividend declared and payable on
such Dividend Payment Date on any share of RP.
      (h)	The Applicable Dividend Rate for each
Dividend Period commencing during a NonPayment Period shall be equal to the NonPayment Period Rate any share of RP for which an Optional Dividend Period or a Special Dividend Period would otherwise have commenced on the first day of a NonPayment


Period shall have, instead, a 7day Dividend Period and
each Dividend Period commencing after the first day
of, and during, a NonPayment Period shall be a 7day
Dividend Period.	Any amount of
any dividend due on any Dividend Payment Date for any
shares of RP (if, prior to 1200 noon, New York City
time, on such Dividend Payment Date, the Trust has
declared such dividend payable on or within three
Business Days after such Dividend Payment Date to the
Holders of such shares of RP as of 1200 noon,	New York City
time, on the Business Day preceding such Dividend Payment Date) or redemption price with respect to any shares of RP not paid to such Holders when due but paid to such Holders in the same form of funds by 1200
noon, New York City time, on any of the first three
Business Days after such Dividend Payment Date or due
date, as the case may be, shall incur a late charge
to be paid therewith to such Holders and calculated
for such period of nonpayment at the NonPayment Period
Rate applied to the amount of such nonpayment based on
the actual number of days comprising such period
divided by 365.	For the
purposes of the foregoing and paragraphs 3(g) and 4(g)
of this Part I, payment to a person in sameday funds
on any Business Day at any time shall be considered
equivalent to payment to such person in New York
Clearing House (nextday) funds at the same time on the
preceding Business Day, and any payment made after
1200 noon, New York City time, on any Business Day
shall be considered to have been made instead in the
same form of funds and to the same person before 1200
noon, New York City time, on the next Business Day.
(i)	Except during a NonPayment Period, by 100 p.m. on


the Tender Date in the Remarketing at the end of the Initial Dividend Period applicable to a share of RP, and by 100 p.m. on the Tender Date in the Remarketing at the end of each subsequent Dividend
Period applicable to a share of RP, the Beneficial
Owner of such share may elect to tender such share or to hold such share for the next Dividend Period.

If the Beneficial Owner of such share of RP elects to hold such share, such Beneficial Owner shall elect to hold such share for a 7day Dividend Period or a 28day Dividend Period or any available Optional
Dividend Period or a Special Dividend Period if the succeeding Dividend Period with respect to such share has been designated by the Board of Trustees as a Special Dividend Period provided that, (i) if such Beneficial Owner shall elect to hold such share for a 7day Dividend Period or a 28day Dividend Period, but (a) there are no Remarketing Agents or the Remarketing Agents are not required to conduct a Remarketing, such Beneficial Owner shall hold such share for a 7day Dividend Period, and the Applicable
Dividend Rate shall be the Maximum Dividend Rate for a 7day Dividend Period or (b) the Remarketing Agents are unable to remarket in such Remarketing all shares of RP subject to such Remarketing and tendered (or deemed tendered) to them at a price of $100,000 per share, such Beneficial Owner shall hold such share for the Dividend Period it had chosen and the Applicable Dividend Rate therefor shall be the applicable Maximum Dividend Rate, and
(ii) if the Board of Trustees has designated the next succeeding Dividend Period with respect to such share as a Special Dividend Period or such Beneficial Owner elects an available Optional Dividend Period with respect to
such shares and there are no Remarketing Agents, the
Remarketing Agents are not required to conduct a
Remarketing or the Remarketing Agents are unable to
remarket in the Remarketing on the Dividend Reset
Date following such Tender Date all shares of RP
tendered (or deemed tendered) to them at a price of
$100,000 per share, then the next succeeding Dividend
Period in respect of such share shall be a 7day
Dividend Period, and the Applicable Dividend Rate in
respect of such share for such next succeeding
Dividend Period shall be the Maximum Dividend Rate
for a 7day Dividend Period.	If
the Beneficial Owner of such share of RP fails to elect to tender or hold such share, or to elect a Dividend Period for such share, by 100 p.m. on such Tender Date, such Beneficial Owner shall continue to hold such share at the Applicable Dividend Rate determined in such Remarketing for a Dividend Period of the same type as the current Dividend Period for such shares provided that (i) if such current
Dividend Period is a 7day Dividend Period or a 28day
Dividend Period, but (a) there are no Remarketing
Agents, or the Remarketing Agents are not required to conduct a Remarketing, such Beneficial Owner shall hold such share for a 7day Dividend Period, and the Applicable Dividend Rate shall be the Maximum
Dividend Rate for a 7day Dividend Period or (b) the
Remarketing Agents are unable to remarket in such Remarketing all shares of RP subject to such Remarketing and tendered (or deemed tendered) to them at a price of $100,000 per share, such Beneficial
Owner shall hold such share for the same Dividend
Period as its then


current Dividend Period and the Applicable Dividend
Rate therefor shall be the applicable Maximum
Dividend Rate, and
(ii) if such current Dividend Period is an Optional
Dividend Period or a Special Dividend Period, or the
succeeding Dividend Period has been designated by the
Board of Trustees as a Special Dividend Period and
such share is subject to such Special Dividend
Period, then such Beneficial Owner shall be deemed to
have elected to tender such share. If the Remarketing
Agents are unable to remarket in such Remarketing all
shares of RP subject to such Remarketing and tendered
(or deemed tendered) to them at a price of $100,000
per share, the Beneficial Owner thereof shall hold
such share at the applicable Maximum Dividend Rate
for a 7day Dividend Period. If a share of RP is
tendered (or deemed tendered) and purchased in a
Remarketing, the next Dividend Period for such share
shall be the Dividend Period elected by the purchaser
of such share in such Remarketing or the Special
Dividend Period with respect to such share, as the
case may be, at the Applicable Dividend Rate
therefor, except that, if the Remarketing Agents are
unable to remarket in such Remarketing all shares of
RP tendered (or deemed tendered) to them at a price
of $100,000 per share, no purchaser in such
Remarketing shall be permitted to acquire shares
having an Optional Dividend Period or a Special
Dividend Period and the next Dividend Period for such
a share shall be a 7day Dividend Period and the
Applicable Dividend Rate therefore shall be the
applicable Maximum Dividend Rate.
       (j)	Except during a NonPayment Period, the
Board of Trustees may at any time and from time to time institute one or more optional Dividend Periods with such number of
days, and which shall be available for such period, as
the Board of Trustees shall specify provided that (i)
in respect of any Optional Dividend Period, the Board
of Trustees shall also determine a Maximum Dividend
Rate after consultation with Remarketing Agents, which
rate, as determined from time to time by formula or
other means, may be fixed or variable and
(ii) in respect of an Optional Dividend Period of 3 65
or more days, the Board of Trustees, after
consultation with the Remarketing Agents, may
establish Specific Redemption Provisions.
An Optional Dividend Period shall be available after
seven days
written notice thereof and, if applicable, of the
Maximum Dividend
Rate and Specific Redemption Provisions,
if any, in respect thereof shall have been given to
the Remarketing Agents, the Paying Agent and the
Securities Depository.	The Trust also shall publish
promptly notice of any designation of an Optional
Dividend Period, and related Maximum Dividend Rate
and Specific Redemption Provisions, if any, at least
once in an Authorized Newspaper, but the failure so
to publish shall not affect the validity or
effectiveness of any such designation or
determination. After an Optional Dividend Period
becomes available, such Optional Dividend Period
shall be available in each Remarketing and, if
elected by any Beneficial Owner of shares of RP,
shall commence on each Settlement Date and continue
until rescinded by the Board of Trustees, which
rescission shall be effective after seven days written
notice thereof shall have been given to the
Remarketing Agents, the Paying Agent, the Securities
Depository and Beneficial Owners.	The


existence or rescission of any Optional Dividend Period
shall not affect any current Dividend Period or
prevent the Board of Trustees from establishing other
Optional Dividend Periods of similar duration or in
any way restrict the Maximum Dividend Rate or Specific
Redemption Provisions which may be designated in
connection with any other Optional Dividend Period.
      (k)	The Board of Trustees may at any time
designate a subsequent Dividend Period with respect to all or any specified fewer number of shares of RP eligible for Tender and Dividend Reset on the Tender
Date next preceding the commencement of such Dividend
Period as a Special Dividend Period with such number of days as the Board of Trustees shall specify provided that (i) written notice of any such designation, of the Maximum Dividend Rate, and Specified Redemption Provisions, if any, in respect thereof and of the consequences of failure to tender or to elect to hold shares, must be given at least seven days prior to such Tender Date to the Remarketing Agents, the Paying Agent, the Securities
Depository and the Beneficial Owners of shares of RP which are to be subject to such Special Dividend
Period (ii) no Special Dividend Period may commence for any share of RP during a NonPayment Period or if the Trust fails to maintain either the RP Basic
Maintenance Amount or the 1940 Act RP Asset Coverage and such failure is not cured (iii) if such Special
Dividend Period contains 365 or more days, (x) the shares of RP subject to such Special Dividend Period shall have an aggregate liquidation preference
(exclusive of accumulated but unpaid dividends and the premium, if any) of at least $3 0,000,000 or such greater or lesser amount as may be specified by the Board of Trustees and (y) the shares, if any, of RP not subject to such Special
Dividend Period shall have an aggregate liquidation preference (exclusive of accrued but unpaid dividends and the premium, if any) of at least $30,000,000 or such greater or lesser amount specified by the Board of Trustees (iv) in respect of any Special Dividend
Period, the Board of Trustees shall also determine a Maximum Dividend Rate after consultation with Remarketing Agents, which rate, as determined from time to time by formula or other means, may be fixed or variable and (v) in respect of any Special
Dividend Period of 365 or more days, the Board of Trustees, after consultation with the Remarketing
Agents, may establish Specific Redemption
Provisions.
     On or before 500 p.m., New York City time, on the third Business Day prior to the designation of a Special Dividend Period, the Trust shall complete and deliver to S&P, on a pro forma basis, an RP Basic
Maintenance Report for such proposed Special Dividend period, taking into account the proposed number of days to be specified as a Special Dividend Period and the proposed Maximum Dividend Rate to be determined with respect to such Special Dividend
Period.
       The existence or rescission of any Special
Dividend Period shall not affect any current
Dividend Period or prevent the Board of Trustees from establishing other Special Dividend Periods of similar duration or in any way restrict the Maximum
Dividend Rate or Specific Redemption Provisions which may be designated in connection with any other
Special


Dividend Period.
      If the Remarketing Agents are unable to
remarket sufficient shares of RP at the
commencement of a Special Dividend Period to
satisfy the requirement described in clause (iii)
of the preceding paragraph, then the Dividend
Period in respect of any share of RP which
otherwise would have been subject to such Special
Dividend Period shall be a 7day Dividend Period and
an Applicable Dividend Rate shall be set by the
Remarketing Agent in accordance with the
remarketing procedures.
       (l)	If all or any part of the dividends on the
shares of RP determined by implementation of the
remarketing procedures described in Part II hereof
is not designated by the Trust in good faith as an
exemptinterest dividend within the meaning of Section
852(b) (5) of the Code solely because the Trust
allocates capital gains or ordinary income to the
shares of RP, (such portion of the dividends on the
shares of RP (other than any Grossup Dividends) that
is not so designated is referred to herein as a
Nonqualifying Distribution), the Trust will, not
later than 270 days after the end of the Trusts
fiscal year for which such designation is made,
provide notice thereof to the Paying Agent.
The Paying Agent will mail a copy of such notice to each
Qualified Investor (as defined below) at the address specified in such Qualified Investors Master Purchasers Letter
as promptly as practicable after its receipt of such
notice from the Trust.	The Trust will, within 30
days after such notice is given to the Paying Agent, pay to the Paying Agent (who will then distribute to the Qualified Investors) ,


out of funds legally available therefor, an amount
equal to the aggregate Grossup Dividends (as defined
below) with respect to all Nonqualifying Distributions
made to Qualified Investors during the fiscal year in
question.	A
Qualified Investor is a Beneficial Owner during such fiscal year of a share or shares of RP to whom Nonqualifying Distributions were made during such fiscal year.
     A Grossup Dividend means payment to a Qualified
Investor of an amount which, when taken together with the aggregate Nonqualifying Distributions paid to such Qualified Investor during the fiscal year in question, would cause such Qualified Investors net yield in dollars for such fiscal year (after Federal income tax consequences) from the aggregate of both the Nonqualifying Distributions (determined without regard to the GrossUp Dividend) and the Grossup
Dividend to be equal to the net yield in dollars for such fiscal year (after Federal income tax consequences) which would have been received by such Qualified Investor if the amount of the aggregate
Nonqualifying Distributions had been so designated.
Such Grossup Dividend shall be calculated (i) without consideration being given to the time value of money
(ii) assuming that no Qualified Investor is subject to the alternative minimum tax with respect to dividends received from the Trust and (iii) assuming that each Nonqualifying Distribution and GrossUp Dividend (to the extent that such Grossup Dividend is not exempt from Federal income tax) would be taxable in the hands of each Qualified Investor at the maximum marginal corporate Federal income tax rate in effect during the fiscal year in question.


     All such designations made by the Trust in good
faith following the end of each fiscal year of the
Trust and all other determinations made by the Trust
in good faith with respect to dividends on the shares
of RP shall be binding and conclusive for all
purposes of determining the amount of Grossup
Dividends required to be made under this paragraph
3(1).	Notwithstanding anything to the contrary
contained herein, no Grossup Dividends shall be
required to be made under this paragraph 3(1) if
dividends on the shares of RP are not excludable
from the gross income of a Qualified Investor for
any reason other than as specifically provided above
or if for any reason the Trust is subsequently
required to revise any such designations.
      4.	Redemption.	Shares of RP shall be
redeemable by the Trust as provided below
      (a)	To the extent permitted under the 1940 Act
and Massachusetts Law, upon giving a Notice of
Redemption, the Trust at its option may redeem
shares of RP, in whole or in part, on the next
succeeding scheduled Dividend Payment Date applicable
to those shares of RP called for redemption, out of
funds legally available therefor, at a redemption
price equal to $100,000 per share plus an amount
equal to dividends thereon (whether or not earned or
declared) accumulated but unpaid to the date fixed
for redemption plus the premium, if any, resulting
from the designation of a Premium Call Period
provided that, no share of RP shall be subject to
redemption pursuant to this paragraph 4(a) on any
Dividend Payment Date during a NonCall Period to
which it is subject.	The
Trust may not give a Notice of Redemption relating to an optional redemption as described in paragraph 4(a) unless, at
the time of giving such Notice of Redemption, the
Trust has available Deposit Securities with maturity
or tender dates not later than the day preceding the
applicable redemption date and having a Discounted
Value not less than the amount due to Beneficial
Owners by reason of the redemption of their shares of
RP on such redemption date.
      (b)	The Trust shall redeem, out of funds
legally available therefor, at a redemption price of $100,000 per share plus accumulated but unpaid dividends (whether or not earned or declared) to the date fixed by the Board of Trustees for redemption plus the premium, if any, resulting from the designation of a Premium Call Period, certain of the shares of RP to the extent permitted under the 1940
Act and Massachusetts law, if the Trust fails to maintain the RP Basic Maintenance Amount or the 1940
Act RP Asset Coverage and such failure is not cured on or before the RP Basic Maintenance Cure Date or the 1940 Act Cure Date (herein referred to respectively as the Cure Date), as the case may be.
	The number of shares of RP to be redeemed shall be equal to the lesser of (i) the minimum number of shares of RP the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Cure Date, together with all other
Preferred Shares subject to redemption or retirement, would result in the satisfaction of the RP Basic
Maintenance Amount or the 1940 Act Asset Coverage, as the case may be, on such Cure Date (provided that, if there is no such minimum number of shares of RP and other Preferred Shares the redemption of which would have such result, all shares of RP then outstanding shall be redeemed),
and (ii) the maximum number of shares of RP,
together with all other Preferred Shares subject to
redemption or retirement that can be redeemed out of
funds expected to be legally available therefor.
	In determining the number of shares of RP
required to be redeemed in accordance with the
foregoing, the Trust shall allocate the number
required to be redeemed to satisfy the RP Basic
Maintenance Amount or the 1940 Act RP Asset
Coverage, as the case may be, pro rata among shares
of RP and other series of Preferred Shares subject
to redemption provisions similar to those contained
in this paragraph 4(b)
, except as set forth herein.	The Trust shall effect
such redemption not later than 45 days after such
Cure Date, except that if the Trust does not have
funds legally available for the redemption of all of
the required number of shares of RP and other
Preferred Shares which are subject to mandatory
redemption or the Trust otherwise is unable to
effect such redemption on or prior to 45 days after
such Cure Date, the Trust shall redeem those shares
of RP and other Preferred Shares which it was unable
to redeem on the earliest practicable date on which
it is able to effect such redemption.
      Any share of RP shall be subject to mandatory
redemption regardless of whether such share is
subject to a NonCall Period provided that share of RP
subject to a NonCall Period will only be subject to
redemption to the extent that the other shares of RP
are not available to satisfy the number of shares
required to be redeemed.	In such event, such
shares subject to a NonCall Period will be selected for redemption in an ascending order of outstanding NonCall Period
(with shares with the lowest number of days remaining
in the period to be called first) and by lot in the
event of equal outstanding NonCall Periods.
      (c)	Subject to paragraph 4(d) of this Part I,
if fewer than all the outstanding shares of RP are to be redeemed pursuant to this paragraph 4, the number of shares of RP so to be redeemed shall be a whole number of shares and shall be determined by the Board of Trustees, and the Trust shall give a Notice of Redemption as provided in paragraph 4(e) of this
Part I, provided that no share of RP will be subject to optional redemption on any Dividend Payment Date during a NonCall Period to which it is subject and shares of RP subject to a NonCall Period will be subject to mandatory redemption only on the basis described under paragraph 4(b) of this Part I.
	Unless certificates representing shares of
RP are held by Holders other than the Securities
Depository, or its nominee, the Paying Agent upon receipt of such notice, shall determine from among shares eligible for redemption the number of shares of RP to be redeemed pro rata from each Dividend
Period which is then eligible for redemption, and shall give notice of such determination to the Securities Depository the Securities Depository thereupon shall determine by lot on a Dividend
Period basis pursuant to the allocation provided by the Paying Agent the number of shares of RP to be redeemed from the account of each Agent Member
(which may include an Agent Member, including a Remarketing Agent, holding shares for its own account), and shall give notice of such determination to the Paying Agent.
	The Paying


Agent, upon receipt of such notice, shall in turn
determine by lot the number of shares of RP from
each Dividend Period to be redeemed from the
accounts of the Beneficial Owners of the shares of
RP whose Agent Members have been selected by the
Securities Depository and give notice of such
determination to the Remarketing Agents.	In doing
so, the Paying Agent may determine that shares of RP
shall be redeemed from the accounts of some
Beneficial Owners, which may include the
Remarketing Agents, without shares of RP
being redeemed from the accounts of other Beneficial
Owners.
      (d)	Notwithstanding paragraph 4(c) of this
Part I, if any certificates representing shares
of RP are held by Holders other than the
Securities Depository or its nominee, then the
shares of RP to be redeemed shall be selected
by the Trust pro rata from among Dividend
Periods and by lot from among shares within
each Dividend Period.
      (e)	Any Notice of Redemption with respect
to shares of RP shall be given (A) in the case of optional redemption pursuant to paragraph
4(a) of this Part I, by the Trust to the Paying
Agent, the Securities Depository (and any other
Holder) and the Remarketing Agents, by
telephone, not later than 100
p.m. New York City time (and later confirmed in writing) on
(i) the Settlement Date in the case of a partial redemption of the shares of RP, (ii) the Tender
Date in the case of a redemption in whole of the shares of RP or (iii) during a Non Payment Period, the later of the Dividend Payment Date or the seventh day prior to the earliest date upon which any such redemption may occur and (B) in the case of a mandatory redemption pursuant to paragraph
4(b) of this Part I, by the


Trust to the Paying Agent, the Securities
Depository (and any Holder) and the Remarketing
Agents, by telephone, not later than 100 p.m.,
New York City time (and later confirmed in
writing) on the third Business Day preceding the
redemption
date established by the Board of Trustees and specified in
such notice.	In the case of a partial redemption of
the shares of RP, the Paying Agent shall use its
reasonable efforts to provide telephonic notice to
each Beneficial Owner of shares of RP called for
redemption not later than the close of business on
the Business Day on which the Paying Agent determines
the shares to be redeemed, as described in paragraph
4(c) of this Part I (or, if certificates are held by
persons other than the Securities Depository, not
later than the close of business on the Business Day
immediately following the day on which the Paying
Agent receives a Notice of Redemption from the Trust).
	Such telephonic notice shall be
confirmed in writing to the Remarketing Agents, the
Securities Depository and to each Beneficial Owner of
shares of RP called for redemption not later than the
close of business on the Business Day immediately
following the day on which the Paying Agent
determines the shares to be redeemed. In the case of
a redemption in whole of the shares of RP, the Paying
Agent shall use its reasonable efforts to provide
telephonic notice to each Beneficial Owner of shares
of RP called for redemption not later than the close
of business on the Business Day immediately following
the day on which it receives a Notice of Redemption
from the Trust.	Such telephonic notice
shall be confirmed promptly in writing not later than the close of business on the second Business Day following the day on which the Paying Agent receives a
Notice of Redemption from each Beneficial Owner of
shares of RP called for redemption, the Remarketing
Agents and the Securities Depository.
      (f)	Every Notice of Redemption and other
redemption notice shall state	(i) the redemption
date (ii) the number of shares of RP to be redeemed
(iii) the redemption price
(iv) that dividends on the shares of RP to be redeemed
shall cease to accumulate as of such redemption date
and (v) the provision of the Declaration of Trust or
the Bylaws pursuant to which such shares are being
redeemed.		In addition,
notice of redemption given to a Beneficial Owner
shall state the CUSIP number, if any, of the shares
of RP to be redeemed and the manner in which the
Beneficial Owners of such shares may obtain payment
of the redemption price.	No defect in
the Notice of Redemption or other redemption notice
or in the transmittal or the mailing thereof shall
affect the validity of the redemption proceedings,
except as required by applicable law.	The Paying
Agent shall use its reasonable efforts to cause the
publication of a redemption notice in an Authorized
Newspaper within two Business Days of the date of the
Notice of Redemption, but failure so to publish such
notification shall not affect the validity or
effectiveness of any such redemption proceedings.
	Shares of RP the Beneficial Owners
of which shall have been given Notice of Redemption
shall not be subject to transfer outside of a
Remarketing.
      (g)	On any redemption date, the Trust shall
deposit, irrevocably in trust, in sameday funds, with the Paying


Agent, by 1200 noon, New York City time, $100,000
for each share of RP called for redemption plus an
amount equal to dividends thereon accumulated but
unpaid to such redemption date (whether or not earned
or declared) plus the premium, if any, resulting from
the designation of a Premium Call Period.
      (h)	In connection with any redemption, upon the
giving of a Notice of Redemption and the deposit of
the funds necessary for such redemption with the
Paying Agent in accordance with this paragraph 4,
all rights of the Holders and Beneficial Owners of
shares of RP so called for redemption shall cease
and terminate, except the right of the Holders and
Beneficial Owners thereof to receive the redemption
price thereof, inclusive of an amount equal to
dividends (whether or not earned or declared)
accumulated but unpaid to the redemption date plus
the premium, if any, resulting from the designation
of a Premium Call Period, but without any interest or
other additional amount (except as provided in
paragraphs 3(h) and 3(1) of this Part I), and such
shares shall no longer be deemed outstanding for any
purpose.	The Trust shall be entitled to receive
from the Paying Agent, promptly after the date fixed for redemption, any cash deposited with the Paying
Agent as aforesaid in excess of the sum of (i) the aggregate redemption price of the shares of RP called for redemption on such date and (ii) all other amounts to which Holders and Beneficial Owners of shares of RP called for redemption may be entitled.
	The Trust shall be entitled to receive,
from time to time after the date fixed for redemption, any interest on the funds so deposited.
	Any funds so deposited with the Paying
Agent


which are unclaimed at the end of ninety days from such
redemption date shall, to the extent permitted by law,
be repaid to the Trust, after which time the Holders
and Beneficial Owners of shares of RP so called for
redemption shall look only to the Trust for payment of
the redemption price and all other amounts to which
they may be entitled. If any such unclaimed funds are
repaid to the Trust, the Trust shall invest such
unclaimed funds in Deposit Securities with a maturity of
no more than one business day.
      (i)	To the extent that any redemption for which
Notice of Redemption has been given is not made by
reason of the absence of legally available funds
therefor, such redemption shall be made as soon as
practicable to the extent such funds become
available.	Failure to redeem shares of RP shall be
deemed to exist at any time after the date specified
for redemption in a Notice of Redemption when the
Trust shall have failed, for any reason whatsoever,
to deposit funds with the Paying Agent pursuant to
paragraph 4(g) of this Part I with respect to any
shares for which such Notice of Redemption has been
given.	Notwithstanding the fact that the Trust may
not have redeemed shares of RP for which a Notice of
Redemption has been given, dividends may be declared
and paid on shares of RP and shall include those
shares of RP for which a Notice of Redemption has
been given.
      (j)	Notwithstanding any of the foregoing
provisions of this paragraph 4, the Remarketing
Agents may, in their sole discretion, modify the procedures set forth above with respect to notification of redemption, provided that, any such modification does not adversely affect any Holder or any


Beneficial Owner of shares of RP or materially alter
the obligations of the Paying Agent and further
provided that, the Trust receives written confirmation
from S&P that any such modification would not impair
the ratings then assigned by S&P to shares of RP.
      (k)	In effecting any redemption pursuant to
this paragraph 4, the Trust shall use all
reasonable efforts to satisfy all applicable
procedural conditions precedent to effecting such
redemption under the 1940 Act and Massachusetts
law.
      (l)	Notwithstanding the foregoing, (i) no share
of RP may be redeemed pursuant to paragraph 4(a) of
this Part I unless the full amount of accumulated but
unpaid dividends to the date fixed for redemption
for each such share of RP called for redemption
shall have been declared, and (ii) no share of RP
may be redeemed unless all outstanding shares of RP
are simultaneously redeemed, nor may any shares of
RP be purchased or otherwise acquired by the Trust
except in accordance with a purchase offer made on
substantially equivalent terms by the Trust for all
outstanding shares of RP, unless, in each such
instance, dividends on all outstanding shares of RP
through the end of their most recently ended Dividend
Period (or, if such transaction is on a Dividend
Payment Date, through the Dividend Period ending on
the day prior to such Dividend Payment Date) shall
have been paid or declared and sufficient funds for
the payment thereof deposited with the Paying
Agent.
      (m)	Except as set forth in this paragraph 4
with respect to redemptions and subject to paragraph
4(1) hereof,


nothing contained herein shall limit any legal right
of the Trust or any affiliate to purchase or
otherwise acquire any share of RP at any price.
	Any shares of RP which
have been redeemed, purchased or otherwise acquired
by the Trust or any affiliate thereof may be resold.
	In lieu of redeeming
shares called for redemption, the Trust shall have
the right to arrange for other purchasers to
purchase from Beneficial Owners all shares of RP to
be redeemed pursuant to this paragraph 4, except
those shares of RP to be redeemed pursuant to
paragraph 4(b) hereof, by their paying to such
Beneficial Owners on or before the close of business
on the redemption date an amount equal to not less
than the redemption price payable by the Trust on
the redemption of such shares, and the obligation of
the Trust to pay such redemption price payable by
the Trust on the redemption of such shares, and the
obligation of the Trust to pay such redemption price
shall be satisfied and discharged to the extent such
payment is so made by such purchasers.
	Prior to the purchase of
such shares by such purchasers, the Trust shall
notify each purchaser that such shares have been
called for redemption.
      5.	Liquidation.	(a) Upon a liquidation,
dissolution or winding up of the affairs of the Trust, whether voluntary or involuntary, the Holders shall be entitled, whether from capital or surplus, before any assets of the Trust shall be distributed among or paid over to holders of Common Shares or any other class or series of shares of the Trust ranking junior to the RP as to liquidation payments, to be paid the amount of $100,000 per share of RP, plus an amount equal to all accumulated but unpaid dividends thereon
(whether or not earned or declared) plus the premium,
if any, resulting from the designation of a Premium
Call Period to but excluding the date of final
distribution in sameday funds.	After
any such payment, the Holders and Beneficial Owners
shall not be entitled to any further participation
in any distribution of assets of the Trust.
      (b)	If, upon any such liquidation, dissolution
or winding up of the Trust, the assets of the Trust
shall be insufficient to make such full payments to
the Holders and the holders of any Preferred Shares
ranking as to liquidation, dissolution or winding up
on a parity with the RP (including the Other RP),
then such assets shall be distributed among the
Holders and such parity holders ratably in accordance
with the respective amounts which would be payable
on such shares of RP and any other such Preferred
Shares if all amounts thereof were paid in full.
       (c)	Neither the consolidation nor the merger
of the Trust with or into any corporation or
corporations nor a reorganization of the Trust
alone nor the sale, lease or transfer by the Trust
of all or substantially all of its assets shall be
deemed to be a dissolution or liquidation of the
Trust.
      6.	Voting Rights.	(a)	General.
Except as
otherwise provided in the Declaration of Trust or Bylaws, each Holder of shares of RP and each record holder of Common Shares shall be entitled to one vote for each share held on each matter submitted to a vote of shareholders of the Trust, and the holders of outstanding Preferred Shares, including RP, and of


Common Shares shall vote together as a single class
provided that, at any meeting of the shareholders of
the Trust held for the election of trustees, the
holders of outstanding Preferred Shares, including
RP, represented in person or by proxy at said
meeting, shall be entitled, as a class, to the
exclusion of the holders of all other securities and
classes of capital shares of the Trust, to elect two
trustees of the Trust, each Preferred Share,
including RP, entitling the holder thereof to one
vote.	Subject to paragraph
6(b) hereof, the holders of outstanding Common
Shares and Preferred Shares, including RP, voting
together as a single class, shall elect the balance
of the trustees.
      (b)	Right to Elect Majority of Board of
Trustees. During any period in which any one or more
of the conditions described below shall exist (such
period being referred to herein as a Voting Period),
the number of trustees constituting the Board of
Trustees shall be automatically increased by the
smallest number that, when added to the two trustees
elected exclusively by the holders of Preferred
Shares, would constitute a majority of the Board of
Trustees as so increased by such smallest number and
the holders of Preferred Shares shall be entitled,
voting as a class on a onevotepershare basis (to the
exclusion of the holders of all other securities and
classes of capital shares of the Trust), to elect
such smallest number of additional trustees, together
with the two trustees that such holders are in any
event entitled to elect.	A Voting Period shall
commence
      (i)	if at the close of business on any
Dividend
Payment Date accumulated dividends (whether or not earned or declared, and whether or not funds are then legally
available in an amount sufficient therefor) on the
outstanding shares of RP equal to at least two full
years dividends shall be due and unpaid and
sufficient cash or specified securities shall not
have been deposited with the Paying Agent for the
payment of such accumulated dividends or
      (ii)	if at any time holders of any other
Preferred Shares are entitled to elect a majority
of the trustees of the Trust.		Upon the
termination of a Voting Period, the voting rights
described in this paragraph 6(b) shall cease,
subject always, however, to the revesting of such
voting rights in the Holders upon the further
occurrence of any of the events described in this
paragraph 6(b).
      (c)	Other Actions.	So long as any shares of
RP are outstanding, the Trust shall not, without the affirmative vote or consent of the Holders of at least a majority of the shares of RP outstanding at the time, in person or by proxy, either in writing or at a meeting (voting separately as one class) (a) authorize, create or issue or increase or decrease the authorized or issued amount of, any class or series of stock ranking prior to or on a parity with the RP with respect to payment of dividends or the distribution of assets on liquidation (other than the Original RP), or increase or decrease the authorized amount of RP (b) amend, alter or repeal the provisions of the Declaration of Trust and the Bylaws, including this Section 12.2, whether by merger, consolidation or otherwise, so as to affect materially and adversely any preference, right or power of such shares of RP or the Holders thereof or
(c) take any


other action which pursuant to Section 18(a)(2)(D) of
the 1940 Act requires approval by the Holders of a
majority of the shares of RP outstanding at the time
provided that, the issuance of not more than the
4,000 Preferred Shares authorized by this Section
12.2 and the creation and issuance of the Original
RP, and of series of Preferred Shares ranking junior
to the RP with respect to payment of dividends and the
distribution of assets on liquidation, will not be
deemed to affect such preferences, rights or powers
unless such issuance would, at the time thereof,
cause the Trust not to satisfy the 1940 Act RP Asset
Coverage or the RP Basic Maintenance Amount.
	Notwithstanding the foregoing,
so long as any shares of RP are outstanding, the
Trust shall not take any action described in Sections
4, 5 or 6 of Article IX of the Declaration of Trust
or amend the provisions of Section 1 of Article IV,
Sections 4, 5 or 6 of Article IX or the first
sentence of Section 9 of Article IX of the
Declaration of Trust, without the affirmative vote or
consent of the Holders of at least twothirds (or a
majority if permitted by Sections 4, 5 or 6 of
Article IX of the Declaration of Trust) of the shares
of RP and of twothirds (or a majority if permitted
by Sections 4, 5 or 6. of Article IX of the
Declaration of Trust) of the Common Shares outstanding
at the time, in person or by proxy, either in
writing or at a meeting (each voting separately as
a class).
The foregoing voting provisions shall not apply with
respect to shares of RP if, at or prior to the time
when a vote is required, such shares of RP shall have
been (i) redeemed or
(ii)	called for redemption and sufficient funds shall have


been deposited in trust to effect such redemption The
Board of Trustees may without the vote or consent of the Holders of RP from time to time amend, alter or repeal any or all of the definitions of the terms listed below, and any such amendment, alteration or repeal will not be deemed to affect the preferences, rights or powers of shares of RP or the Holders thereof, provided the Board of Trustees receives written confirmation from Moodys and S&P that any such amendment, alteration or repeal would not impair the ratings then assigned by Moodys and S&P to shares of RP

Deposit Securities	1940 Act RP Asset Coverage
 Discounted Value		Quarterly Valuation
Date Dividend Coverage Amount	RP Basic Maintenance
Amount Dividend Coverage Assets		RP Basic
Maintenance Cure Date Market Value
	RP Basic Maintenance
Report Minimum Liquidity Level	S&P Discount Factor
Moodys Discount Factor	S&P Eligible
Asset Moodys Eligible Asset	S&P Exposure
Period Moodys Exposure Period	1940 Act
Cure Date Valuation Date
      (d)	Voting Procedures.	(i)	As soon as
practicable after the accrual of any right of the
holders of Preferred Shares to elect additional
trustees as described in paragraph 6(b) above, the
Trust shall notify the Paying Agent and the Paying
Agent shall call a special meeting of such holders,
by mailing a notice of such special meeting to such
holders, such meeting to be held not less than 10 nor
more than 20 days after the date of mailing of such
notice.	If the Trust


fails to send such notice to the Paying Agent or if
the Paying Agent does not call such a special meeting,
it may be called by any such holder on like notice.
	The record date for determining the holders
entitled to notice of and to vote at such special
meeting shall be the close of business on the fifth
Business Day preceding the day on which such notice
is mailed.	At any such
special meeting and at each meeting held during a
Voting Period, such holders, voting together as a
class (to the exclusion of the holders of all other
securities and classes of capital shares of the
Trust), shall be entitled to elect the number of
trustees prescribed in paragraph 6(b) above on a
onevotepershare basis.	At any such
meeting or adjournment thereof in the absence of a
quorum, a majority of such holders present in person
or by proxy shall have the power to adjourn the
meeting without notice, other than an announcement at
the meeting, until a quorum is present.
      (ii)	For purposes of determining any rights of
the Holders to vote on any matter whether such right is created by this Section 12.2, by the other provisions of the Declaration of Trust and the Bylaws, by statute or otherwise, no Holder shall be entitled to vote and no share of RP shall be deemed to be outstanding for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or shares deemed outstanding for quorum purposes, as the case may be, sufficient funds for the redemption of such shares have been deposited in trust with the Paying Agent for that purpose and the requisite Notice of Redemption with respect to
such shares shall have been given as provided in
paragraph 4 of this Part I.	No share of RP held
by the Trust or any affiliate of the Trust shall
have any voting rights or be deemed to be
outstanding for voting purposes.
       (iii)	The terms of office of all persons who
are trustees of the Trust at the time of a special
meeting of Holders and holders of other Preferred
Shares to elect trustees shall continue,
notwithstanding the election at such meeting by the
Holders and such other holders of the number of
trustees that they are entitled to elect, and the
persons so elected by the Holders and such other
holders, together with the two incumbent trustees
elected by the Holders and such other holders of
Preferred Shares and the remaining incumbent
trustees elected by the holders of the Common Shares
and Preferred Shares, shall constitute the duly
elected trustees of the Trust.
      (iv)	Simultaneously with the expiration of a
Voting Period, the terms of office of the additional
trustees elected by the Holders and holders of other
Preferred Shares pursuant to paragraph 6(b) above
shall terminate, the remaining trustees shall
constitute the trustees of the Trust and the voting
rights of the Holders and such other holders to
elect additional trustees pursuant to paragraph 6(b)
above shall cease, subject to the provisions of the
last sentence of paragraph 6(b)(ii).
      (e)	Exclusive Remedy.	Unless otherwise required
by law, the Holders of shares of RP shall not have any relative rights or preferences or other special rights other than


those specifically set forth herein.		The Holders of
shares of RP shall have no preemptive rights or
rights to cumulative voting.	In the event
that the Trust fails to pay any dividends on the
shares of RP, the exclusive remedy of the Holders
shall be the right to vote for trustees pursuant to
the provisions of this paragraph 6.	In no event
shall the Holders of shares of RP have any right to
sue for, or bring a proceeding with respect to, such
dividends or redemptions or damages for the failure
to receive the same.
      (f)	Notification to S&P.	In the event a vote
of Holders of RP is required pursuant to the
provisions of Section 13(a) of the 1940 Act, the
Trust shall, not later than ten business days prior
to the date on which such vote is to be taken,
notify S&P that such vote is to be taken and the
nature of the action with respect to which such vote
is to be taken.
      7.	1940 Act RP Asset Coverage.	The Trust
shall maintain, as of the last Business Day of each
month in which any share of RP is outstanding, the
194 0 Act RP Asset Coverage.
      8.	RP Basic Maintenance Amount.	(a)
The
Trust shall maintain, on each Valuation Date, and
shall verify to its satisfaction that it is
maintaining on such Valuation Date,
(i)	S&P Eligible Assets having an aggregate
Discounted Value equal to or greater than the RP
Basic Maintenance Amount and
(ii)	Moodys Eligible Assets having an aggregate
Discounted Value equal to or greater than the
RP Basic Maintenance Amount.	Upon any failure
to maintain the required Discounted Value, the Trust will use its best efforts to alter the composition of its portfolio to reattain the
RP Basic Maintenance Amount on or prior to
the RP Basic Maintenance Cure Date.
      (b)	The Trust will deliver an RP Basic
Maintenance Report to the Remarketing Agents,
the Paying Agent, Moodys and S&P as of (i) the
fifteenth day of each month (or, if such day is
not a Business Day, the next succeeding
Business Day) and (ii) the last Business Day of
each month, in each case on or before 500 p.m.,
New York City time, on the third Business Day
after such day.
      (c)	On or before 500 p.m., New York City
time, on the third Business Day after a
Valuation Date on which the Trust fails to
satisfy the RP Basic Maintenance Amount, the
Trust shall complete and deliver to the
Remarketing Agents, the Paying Agent, Moodys
and S&P an RP Basic Maintenance Report as of
the date of such failure.
      (d)	On or before 500 p.m., New York City
time, on the third Business Day after a
Valuation Date on which the Trust cures any
failure to satisfy the RP Basic Maintenance
Amount, the Trust shall complete and deliver to
the Remarketing Agents, the Paying Agent,
Moodys and S&P an RP Basic Maintenance Report
as of the date of such cure.
(e)	An RP Basic Maintenance Report or Accountants
Confirmation will be deemed to have been delivered to the Remarketing Agents, the Paying Agent, Moodys and
S&P if Remarketing Agents, the Paying Agent, Moodys and S&P receive a copy or telecopy, telex or other electronic transcription thereof and on the same day the Trust mails to the Remarketing Agents, the Paying
Agent, Moodys and S&P for


delivery on the next Business Day the full RP Basic
Maintenance Report.	A failure by the Trust to
deliver an RP Basic Maintenance Report under
subparagraph (b), (c) or (d) of this paragraph 8
shall be deemed to be delivery of an RP Basic
Maintenance Report indicating that the Discounted
Value for all assets of the Trust is less than the
RP Basic Maintenance Amount, as of the relevant
Valuation Date.
      (f)	Within ten Business Days after the date of
delivery to the Remarketing Agents, the Paying Agent, S&P and Moodys of an RP Basic Maintenance Report in accordance with paragraph 8(b) above relating to a Quarterly Valuation Date, the Independent Accountant will confirm in writing to the Remarketing Agents, the Paying Agent, S&P and Moodys (i) the mathematical accuracy of the calculations reflected in such Report (and in any other RP Basic Maintenance Report, randomlyselected by the Independent Accountant, that was delivered by the Trust during the quarter ending on such Quarterly Valuation Date) (ii) that, in such Report (and in such randomly selected Report), (a) the Trust determined in accordance with this Section
12.2 whether the Trust had, at such Quarterly
Valuation Date (and at the Valuation Date addressed in such randomlyselected Report), S&P Eligible Assets of an aggregate Discounted Value at least equal to the RP Basic Maintenance Amount and Moodys Eligible Assets of an aggregate Discounted Value at least equal to the RP Basic Maintenance Amount, (b) the aggregate amount of Deposit Securities equals the Dividend
Coverage Amount, and (c) the Market Value of
Portfolio Securities as determined by the Pricing
Service equals the mean between the quoted bid and


asked price or the yield equivalent (when quotations
are readily available) and (iii) the accuracy of the
description of Eligible Assets as stated in the RP
Basic Maintenance Report (such confirmation is
herein called the Accountants Confirmation).
      (g)	Within ten Business Days after the date of
delivery to the Remarketing Agents, the Paying Agent,
S&P and Moodys of an RP Basic Maintenance Report in
accordance with paragraph 8(c) above relating to any
Valuation Date on which the Trust failed to maintain
the RP Basic Maintenance Amount, the Independent
Accountant will provide to the Remarketing Agents,
Paying Agent, S&P and Moodys an Accountants
Confirmation as to such RP Basic Maintenance Report.
       (h)	Within ten Business Days after the date of
delivery to the Remarketing Agents, the Paying Agent,
S&P and Moodys of an RP Basic Maintenance Report in
accordance with paragraph 8(d) above relating to any
Valuation Date on which the Trust cured any failure
to satisfy the RP Basic Maintenance Amount, the
Independent Accountant will provide to the
Remarketing Agents, the Paying Agent, S&P and Moodys
an Accountants Confirmation as to such RP Basic
Maintenance Report.
      (i)	If any Accountants Confirmation delivered
pursuant to subparagraph (f), (g) or (h) of this paragraph 8 shows that an error was made in the RP
Basic Maintenance Report for a particular Valuation
Date for which such Accountants Confirmation was required to be delivered, or shows that a lower aggregate Discounted Value for the aggregate of all S&P Eligible Assets or Moodys Eligible Assets, as the case may be, of the Trust was determined by the Independent
Accountant, the calculation or determination made by
such Independent Accountant shall be final and
conclusive and shall be binding on the Trust, and the
Trust shall accordingly amend and deliver the RP Basic
Maintenance Report to the Remarketing Agents, the
Paying Agent, S&P and Moodys promptly following
receipt by the Trust of such Accountants
Confirmation.
      9.	Minimum Liquidity Level The Trust shall
be required to have, as of each Valuation Date,
Dividend Coverage Assets with respect to shares of
RP of each then outstanding Dividend Period having a
Discounted Value not less than the Dividend Coverage
Amount with respect to shares of such Dividend
Period.
      10.	Restrictions on Certain Distributions.For
so long as any share of RP is outstanding, (A) the Trust shall not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares, if any, ranking junior to or on a parity with the shares of RP as to dividends and upon liquidation) in respect of the Common Shares, RP or any other shares of the Trust ranking junior to or on a parity with the shares of RP as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Trust ranking junior to the shares of RP as to dividends and upon liquidation), unless (i) full cumulative dividends on shares of RP and Other RP
through their most recently ended respective Dividend
Periods (or, if such transaction is on a Dividend
Payment Date, through the Dividend Period ending on
the day prior to such Dividend Payment Date) shall
have been paid or shall have been declared and
sufficient funds for the payment thereof deposited
with the Paying Agent and (ii) the Trust has
redeemed the full number of shares of RP and Other
RP required to be redeemed by any provision for
mandatory redemption pertaining thereto, and (B) the
Trust will not declare, pay or set apart for payment
any dividend or other distribution (other than a
dividend or distribution paid in shares of, or
options, warrants or rights to subscribe for or
purchase, Common Shares or other shares, if any,
ranking junior to shares of RP as to dividends and
upon liquidation) in respect of Common Shares or any
other shares of the Trust ranking junior to or on a
parity with shares of RP as to dividends or upon
liquidation, or call for redemption, redeem,
purchase or otherwise acquire for consideration any
Common Shares or any other such junior shares
(except by conversion into or exchange for shares of
the Trust ranking junior to shares of RP as to
dividends and upon liquidation), unless immediately
after such transaction the Discounted Value of the
Trusts portfolio would at least equal the RP Basic
Maintenance Amount.
      11.	Notice.	All notices or communications,
unless otherwise specified in these Bylaws, shall
be sufficiently given if in writing and delivered
in person or mailed by firstclass mail, postage
prepaid.	Notice shall be deemed


given on the earlier of the date received or the
date seven days after which such notice is
mailed.
     12.	Certain Other Restrictions.	For so
long as any shares of RP are outstanding,
      (a)	the Trust will not, unless it has
received written confirmation from Moodys and
S&P that any such action would not impair the
ratings then assigned by Moodys and S&P to
shares of RP, engage in any one or more of the
following transactions
      (i)	borrow money if the RP Basic
Maintenance Amount would not be satisfied
after giving effect to such borrowing or
      (ii)	borrow, in the aggregate, money
in excess of the lesser of $10,000,000 or
the product of the number of shares of RP
and Other RP outstanding multiplied by
$10,000 or 10% of the total assets of the Trust or
      (iii)	borrow any money except for
the purpose of clearing portfolio
transactions or
(iv)	lend portfolio securities
      (b)	the Trust shall not buy or sell futures
contracts or write put or call options except in
accordance with the guidelines established and
revised, from time to time, by each of Moodys
and S&P and
      (c)	for purposes of S&P and Moodys rating of
the shares RP, the Trust shall give to each of S&P
and Moodys prompt written notice of	(i) any material
change to the Declaration of Trust or Article XII of
the Bylaws (ii) any failure to declare or pay any
dividend on the shares of RP .
(iii)	any mandatory or optional redemption of the
shares of


RP (iv) any assumption of control of the Board of
Trustees by the Holders of shares of RP pursuant to
Section 6(b) of this Part I (v) in the event the
Trust shall not be a party to a pricing services
agreement and dealer quotes on assets are not
available (vi) in the event that the Applicable
Dividend Rate equals or exceeds 95% of AA Composite
Commercial Paper Rate (vii) a change in dividend
period
(viii) any person owning more than 5% of Trusts Common
Shares (ix) a change in Internal Revenue Service
rules on Grossup Dividends relating to the operation
of the Trust and
(x)	a change in pricing service.
PART II. REMARKETING
PROCEDURES
      1.	Remarketing Schedule. Each Remarketing for
shares of RP shall take place over a threeday period
consisting of the Tender Date, the Dividend Reset Date
and the Settlement Date. Such dates or the method of
establishing such dates shall be determined by the
Board of Trustees from time to time.
      2.	Procedure for Tendering.
(a) Each share of
RP is subject to Tender and Dividend Reset only at
the end of each Dividend Period applicable to such
share and may be tendered in the Remarketing which
commences on the Tender Date immediately prior to the
end of the current Dividend Period with respect
thereto.	By 1200 noon, New York City time,, on each
such Tender Date, the Remarketing Agents shall, after canvassing the market and considering prevailing market conditions at the time for shares of RP and similar securities, provide Beneficial Owners nonbinding indications of the Applicable Dividend Rate for the next succeeding 7day


Dividend Period, 28day Dividend Period and any
Optional Dividend Period or, if applicable, a Special
Dividend Period provided that, if the Board of
Trustees has designated a Special Dividend Period
with respect to all shares of RP subject to Tender
and Dividend Reset, the Remarketing Agents will
provide to Beneficial Owners of shares of RP a non
binding indication only of the Applicable Dividend
Rate for such Special Dividend Period.
	The actual Applicable
Dividend Rates for such Dividend Periods may be
greater than or less than the rate indicated in such
nonbinding indications (but not greater than the
applicable Maximum Dividend Rate).	By
100 p.m., New York City time, on such Tender Date,
each Beneficial Owner of shares of RP subject to the
Tender and Dividend Reset must notify a Remarketing
Agent of its desire, on a sharebyshare basis, either
to tender such share of RP at a price of $100,000 per
share or to continue to hold such share of RP and
elect either a 7day Dividend Period, a 28 day
Dividend Period or a specific available Optional
Dividend Period or, if applicable, accept a
designated Special Dividend Period at the new
Applicable Dividend Rate for the selected or
designated, as the case may be, Dividend Period. Any
notice given to a Remarketing Agent to tender or
hold shares for a particular Dividend Period shall be
irrevocable and shall not be conditioned upon the
level at which the Applicable Dividend Rate or Rates
is established.	Any such notice may
not be waived by the Remarketing Agents, except that prior to 400 p.m., New York City time, on a Dividend
Reset Date, a Remarketing Agent may, in its sole discretion,
(i) at the request of a Beneficial Owner that has tendered one or more shares to such Remarketing Agent, waive such
Beneficial Owners tender, and thereby enable such
Beneficial Owner to continue to hold the share or
shares for a 7day Dividend Period, 2 8day Dividend
Period or available Optional Dividend Period or, if
applicable, a designated Special Dividend Period, as
agreed to by such Beneficial Owner and such
Remarketing Agent at such time, so long as such
tendering Beneficial Owner has indicated to such
Remarketing Agent that it would accept the new
Applicable Dividend Rate for such Dividend Period,
such waiver to be contingent upon the Remarketing
Agents ability to remarket all shares of RP tendered
in such Remarketing, and (ii) at the request of a
Beneficial Owner that has elected to hold one or more
of its shares of RP, waive such Beneficial Owners
election with respect thereto.
      (b) The right of each Beneficial Owner to tender
shares of RP in a Remarketing shall be limited to
the extent that (i) the Remarketing Agents conduct a
Remarketing pursuant to the terms of the Remarketing
Agreement, (ii) shares tendered have not been called
for redemption and (iii) the Remarketing Agents are
able to find a purchaser or purchasers for tendered
shares of RP at an Applicable Dividend Rate or Rates
for the next Dividend Period or Periods that is not in
excess of the Maximum Dividend Rate or Rates for
such Dividend Period or Periods.
      3.	Determination of Applicable Dividend Rates.
	(a) Between 100 p.m., New York City time, on each Tender Date and 400 p.m., New York City time, on the succeeding Dividend Reset Date, the Remarketing
Agents shall determine (i) unless


the Board of Trustees has designated such next
Dividend Period as a Special Dividend Period with
respect to all shares subject to Tender and Dividend
Reset, the allocation of tendered shares of RP among
a 7day Dividend Period, a 28 day Dividend Period and
each available Optional Dividend Period, if any, and,
if applicable, a Special Dividend Period (provided
that, if the Remarketing Agents are unable to
remarket on such Dividend Reset Date all such tendered
shares in a Remarketing at a price of $100,000 per
share, then the Remarketing Agents shall allocate no
shares to any Optional Dividend Period and no shares
will be assigned to any Special Dividend Period and
such shares shall be allocated to a 7 day Dividend
Period) and (ii) the Applicable Dividend Rates to
the nearest onethousandth (0.001) of one percent per
annum for the next 7day Dividend Period, the next
28day Dividend Period and the next Optional Dividend
Period or Periods or the next designated Special
Dividend Period, as the case may be.	The
Applicable Dividend Rate for each such Dividend
Period, except as otherwise required herein, shall
be the dividend rate per annum which the Remarketing
Agents determine, in their sole judgment, to be the
lowest rate, giving effect to such allocation, that
will enable them to remarket on behalf of the
Beneficial Owners thereof all shares of RP subject
to Tender and Dividend Reset in such Remarketing and
tendered to them on such Tender Date at a price of
$100,000 per share.
      (b)	If no Applicable Dividend Rate shall have
been established on a Dividend Reset Date in a Remarketing for a 7day Dividend Period, a 28day
Dividend Period or Optional


Dividend Period or Periods or Special Dividend
Period, if any, or for any or all of the foregoing,
for any reason (other than because there are no
Remarketing Agents, the Remarketing Agents are not
required to conduct a Remarketing pursuant to the
terms of the Remarketing Agreement or the
Remarketing Agents are unable to remarket on the
Dividend Reset Date all shares of RP tendered (or
deemed tendered) to them at a price of $100,000 per
share), then the Remarketing Agents, in their sole
discretion, shall, if necessary and except during a
NonPayment Period, after taking into account market
conditions as reflected in the prevailing yields on
fixed and variable rate taxable and taxexempt debt
securities and the prevailing dividend yields of
fixed and variable rate preferred stock, determine
the Applicable Dividend Rate or Rates, as the case
may be, that would be the rate or rates per annum
that would be the initial dividend rate or rates in
an offering on such Dividend Reset Date, assuming in
each case a comparable dividend period or periods,
issuer and security.	If there is no
Remarketing because there are no Remarketing Agents or the Remarketing Agents are not required to conduct a Remarketing pursuant to the Remarketing
Agreement or if the Remarketing Agents are unable to remarket on the Dividend Reset Date all shares of RP tendered (or deemed tendered) to them at a price of $100,000 per share, then, except during a NonPayment
Period, the Applicable Dividend Rate for the subsequent Dividend Period and for each subsequent
Dividend Period for which no Remarketing takes place because of the foregoing shall be the applicable
Maximum Dividend Rate for a 7day Dividend Period


and the next succeeding Dividend Period shall be a
7day Dividend Period.	In a Remarketing, the
Applicable Dividend Rates for different Dividend
Periods need not be equal.
      (c)	In determining such Applicable Dividend
Rate or Rates, and making such allocation, the
Remarketing Agents shall, after taking into account
market conditions as reflected in the prevailing
yields on fixed and variable rate taxable and
taxexempt debt securities and the prevailing
dividend yields of fixed and variable rate preferred
stock determined for the purpose of providing
nonbinding indications of the Applicable Dividend
Rate to Beneficial Owners and potential purchasers of
shares of RP, (i) consider the number of shares of RP
tendered and the number of shares of RP potential
purchasers are willing to purchase and (ii) contact
by telephone or otherwise current and potential
Beneficial Owners of shares of RP subject to
Tender and Dividend Reset to ascertain the
dividend rates at which they would be willing to
hold shares of RP.
      (d)	The Applicable Dividend Rate or Rates
as well as the allocation of tendered shares of
RP shall be determined as aforesaid by the
Remarketing Agents in their sole discretion
(except as otherwise provided in this Section
12.2 with respect to Applicable Dividend Rates
that shall be the Non Payment Period Rate or the
Maximum Dividend Rates) and shall be conclusive
and binding on Holders and Beneficial Owners.
      (e)	Except during a NonPayment Period, the
Applicable Dividend Rate for any Dividend
Period shall not be more than the applicable
Maximum Dividend Rate.
4.	Allocation of Shares Failure to Remarket at
$100,000


Per Share.	(a) If the Remarketing Agents are
unable to remarket by 400 p.m., New York City
time, on a Dividend Reset Date all shares of RP
tendered to them in the related Remarketing
(which are subject to Tender or Dividend Reset
in such Remarketing) at a price of $100,000 per
share, (i) each Beneficial Owner that tendered
or was deemed to have tendered shares of RP for
sale shall sell a number of shares of RP on a
pro rata basis, to the extent practicable, or
by lot, as determined by the Remarketing Agents
in their sole discretion, based on the number
of orders to purchase shares
of RP in such Remarketing (ii) the next Dividend Period
shall be a 7day Dividend Period for all tendered (or
deemed tendered) but unsold shares (which are subject
to Tender and Dividend Reset in such Remarketing) and
the Applicable Dividend Rates shall be the applicable
Maximum Dividend Rates.
      (b)	If the allocation procedures described
above would result in the sale of a fraction of a
share of RP, the Remarketing Agents shall, in their
sole discretion, round up or down the number of
shares of RP sold by each Beneficial Owner on the
applicable Dividend Reset Date so that each share
sold by a Beneficial Owner shall be a whole share of
RP, and the total number of shares sold equals the
total number of shares purchased on such Dividend
Reset Date.
      5.	Notification of Results Settlement.	(a)
	By telephone at approximately 430 p.m., New
York City time, on each Dividend Reset Date with respect to shares of RP, the Remarketing Agents shall advise each Beneficial Owner of tendered shares and each purchaser thereof (or the Agent


Member thereof) (i) of the number of shares such
Beneficial Owner or purchaser is to sell or purchase
and (ii) to give instructions to its Agent Member to
deliver such shares against payment therefor or to
pay the purchase price against delivery as
appropriate.	The Remarketing Agents
will also advise each Beneficial Owner or purchaser
that is to continue to hold, or to purchase, shares
with a Dividend Period beginning on the Business Day
following such Dividend Reset Date of the lengths of
such Applicable Dividend Periods and the Dividend
Rate for such shares.
      (b)	In accordance with the Securities
Depositorys normal procedures, on the Settlement
Date, the transactions described above with respect
to each share of RP shall be executed through the
Securities Depository, if the Securities Depository
or its nominee holds or is to hold the certificate
relating to the shares to be purchased, and the
accounts of the respective Agent Members of the
Securities Depository shall be debited and credited
and shares delivered by book entry as necessary to
effect the purchases and sales of shares of RP and
the changes in the types of Dividend Periods as
determined in the related Remarketing.	Purchasers
of shares of RP shall make payment to the Paying
Agent in same day funds against delivery to other
purchasers or their nominees of one or more
certificates representing shares of RP, or, if the
Securities Depository or its nominee holds or is to
hold the certificate relating to the shares to be
purchased, through their Agent Members in sameday
funds to the Securities Depository against delivery
by book entry of shares of RP through their Agent
Members.	The Securities


Depository shall make payment in accordance with its
normal procedures.
      (c)	If any Beneficial Owner selling shares
of RP in a Remarketing fails to deliver such
shares, the Agent Member of such selling
Beneficial Owner and of any other person that
was to have purchased shares of RP in such
Remarketing may deliver to any such other person
a number of whole shares of RP that is less
than the number of shares that otherwise was to
be purchased by such person.	In such event, the
number of shares of RP to be so delivered shall
be determined by such Agent Member.	Delivery
of such lesser number of shares of RP shall
constitute good delivery.
      (d)	The Remarketing Agents, the Paying
Agent and the Securities Depository each will
use its reasonable commercial efforts to meet
the timing requirements set forth in paragraphs
(a) and (b) above provided that, in the event
that there is a delay in the occurrence of any
delivery or other event connection with a
Remarketing, the Remarketing Agent, the Paying
Agent and the Securities Depository each will
use its reasonable commercial efforts to
accommodate such delivery in furtherance of the
Remarketing.
      (e)	Notwithstanding any of the foregoing
provisions of this paragraph 5, the
Remarketing Agents may, in their sole
discretion, modify the settlement procedures
set forth above with respect to any
Remarketing, provided any such modification
does not adversely affect the Beneficial
Owners or the Holders of RP or the Trust.
6.	Purchase of Shares of RP by Remarketing Agents.	The
Remarketing Agents may purchase for their own accounts shares of RP in a Remarketing, provided that they purchase
all tendered (or deemed tendered) shares of RP not
sold in such Remarketing to other purchasers and
that the Applicable Dividend Rate established with
respect to such shares in such Remarketing is not
higher than the Applicable Dividend Rate or Rates
that would have been established if the Remarketing
Agents had not purchased such shares.	Except as
provided in the previous sentence, the Remarketing
Agents shall not be obligated to purchase any shares
of RP that would otherwise remain unsold in a
Remarketing.	If the Remarketing
Agents own any shares of RP subject to a Remarketing
immediately prior to such Remarketing and if all
other shares subject to such Remarketing and
rendered for sale by other Beneficial Owners of
shares of RP have been sold in such Remarketing,
then the Remarketing Agents may sell such number of
their shares in such Remarketing as there are
outstanding orders to purchase that have not been
filled by shares tendered for sale by other
Beneficial Owners.		Neither the Trust,
the Paying Agent nor any of the Remarketing Agents
shall be obligated in any case to provide funds to
make payment to a Beneficial Owner upon such
Beneficial Owners tender of its shares of RP in a
Remarketing.
      7.	Applicable Dividend Rate During a
NonPayment Period.	So long as a NonPayment
Period shall continue, paragraphs 1, 2, 3, 4, 5 and
6 of this Part II shall not be applicable to any of
the Shares of RP and the shares of RP shall not be
subject to Tender and Dividend Reset.
      8.	Transfers.	As a condition precedent to
purchasing shares of RP in any offering, in any Remarketing or outside any Remarketing, each purchaser of shares of RP
shall be required to sign and deliver a Master
Purchasers Letter. The sufficiency of any Master
Purchasers Letter is to be determined by the
Remarketing Agents in their sole discretion.	In a
Master Purchasers Letter, such purchaser shall agree, among other things, (i) unless the Trust has elected, during a NonPayment Period, to waive this requirement, to have its ownership of such shares of RP maintained in book entry form by the Securities
Depository, for the account of a designated Agent
Member which, in turn, shall maintain records of such purchasers beneficial ownership, (ii) to be conclusively bound by the remarketing procedures, including the Remarketing Agents determination of the Applicable Dividend Rates and the applicable
Dividend Periods, (iii) to the payment of dividends at different rates to different Holders of shares of RP depending on the type of Dividend Period selected by such Holders, (iv) that its notice to tender shares of RP in a Remarketing shall constitute an irrevocable offer, except as set forth in such Master
Purchasers Letter, to sell the shares specified in such notice and authorization to the Remarketing
Agents to sell, transfer or otherwise dispose of such shares as set forth herein and (v) unless the Trust shall have elected, during a NonPayment
Period, to waive this requirement, to sell, transfer or otherwise dispose of any share of RP held by it only pursuant to orders placed in a Remarketing therefor or to a person that has signed and delivered a Master Purchasers Letter as providing herein, and, in the case of any transfer other than pursuant to a Remarketing, to ensure that an Agent Member advises a Remarketing
Agent of such transfer.	The Agent Member shall be
authorized and instructed to disclose to any
Remarketing Agent and/or the Paying Agent such
information with respect to such purchasers beneficial
ownership as a Remarketing Agent or the Paying Agent
shall request.
      9.	Miscellaneous.	To the extent permitted
by applicable law, the Board of Trustees of the
Trust may interpret or adjust the provisions hereof
to resolve any inconsistency or ambiguity, or to
remedy any formal defect.
      10.	Securities Depository Shares Certificates.
(a) If there is a Securities Depository, an
appropriate number
 of certificates for all of the shares of RP shall
be issued to the
 Securities Depository and registered in the
name of the Securities Depository or its nominee.
Additional certificates may be issued as necessary
to represent
shares of RP having Optional Dividend Periods or Special
Dividend Periods.
All such certificates
shall bear a legend to the effect that such
certificates are issued subject to the provisions
contained in this Section 12.2 and each Master
Purchasers Letter.	Unless the Trust shall have
elected, during a NonPayment Period, to waive this
requirement, the Trust will also issue stoptransfer
instructions to the Paying Agent for the shares of
RP.	Except as provided in paragraph (b) below,
the Securities Depository or its nominee will be the
Holder, and no Beneficial Owner shall receive
certificates representing its ownership interest in
such shares.
(b)	If the Applicable Dividend Rate applicable to all


shares of RP shall be the NonPayment Period Rate or there is no Securities Depository, the Trust may at its option issue one or more new certificates with respect to such shares (without the legend referred to in paragraph 10(a) of this Part II) registered in the names of the Beneficial Owners or their nominees and rescind the stoptransfer instructions referred to in paragraph 10(a) of this Part II with respect to such shares.

ARTICLE 13
Advance Notice Provisions

      13.1	Advance Notice of Shareholder Nominations
of Trustees and Other Shareholder Proposals.
Except as otherwise provided in Article 16 of
these Bylaws, the matters to be considered and
brought before any meeting of Shareholders shall
be limited to only such matters, including the
nomination and election of Trustees, as shall be
brought properly before such meeting in compliance
with the procedures set forth in this Section
13.1. Only persons who are nominated in accordance
with the following procedures, other than persons
nominated by the Board of Trustees, shall be
eligible for election as Trustees, and no proposal
to fix the number of Trustees shall be considered
at or brought before a meeting of Shareholders or
otherwise transacted unless notice is provided in
accordance with the following procedures, except
as may be otherwise provided in the Bylaws with
respect to the right of holders of remarketed
preferred shares, if any, of the Trust to nominate
and elect a specified number of Trustees in
certain circumstances.
      (a)	Shareholder Nominations for
Trustee and Other Shareholder Proposals
for Meetings of Shareholders.

      (1)	For any matter to be properly
brought before a meeting of
Shareholders, the matter must be (i)
specified in the notice of meeting given by or at the direction of the Trustees pursuant to Article V, Section 2 of the Declaration of Trust, (ii) brought before the meeting by or at the direction of the Trustees (or any duly authorized committee thereof) or the
Chair of the Trustees or (iii) brought
before the meeting by any Shareholder of the Trust who was a Shareholder of record (1) at the time the notice provided for in this Section 13.1 is delivered to the Clerk of the Trust, (2) at the record date for the meeting and
(3) at the time of the meeting, who is
entitled to vote at the meeting on the
nomination or proposal for which the
Shareholder has provided notice prior to such meeting in accordance with this


Article 13, and who complies with the
notice procedures set forth in
subparagraph (2) of this paragraph (a)
of this Section 13.1 and the other
requirements of this Article 13. If the
Shareholder ceases to be a holder of
record of Shares, or if the beneficial
owner ceases to be the beneficial owner
of Shares to the extent the record owner
and beneficial owner are not the same
person, entitled to vote at such meeting
on the nomination or proposal for which
the Shareholder has provided notice
prior to such meeting in accordance with
this Article 13, the Shareholders
proposal shall automatically be
withdrawn from consideration at the
meeting.
      (2)	For such matter to be properly
brought before a meeting by a
Shareholder pursuant to clause (iii) of
subparagraph (1) of paragraph
(a)	of this Section 13.1, the Shareholder
must have given timely notice thereof in writing to the Clerk of the Trust in accordance with paragraph (b) of this
Section 13.1. The Shareholders notice
shall contain, at a minimum, the
required information set forth in
paragraph
(c) of this Section 13.1.

(b)	Timely Notice.

(1)	A nnual Meeting. To be timely, a
Shareholders notice
required by subparagraph (2) of
paragraph (a) of this Section 13.1 in
respect of an annual meeting or a
special meeting in lieu of an annual
meeting (each, an Annual Meeting) shall
be delivered to the Clerk at the
principal executive offices of the Trust
not less than sixty (60) nor more than
ninety (90) days prior to the
anniversary date of the immediately
preceding Annual Meeting provided,
however, if and only if the Annual
Meeting is not scheduled to be held on a
date that is within thirty (30) days
before or after such anniversary date,
notice by the Shareholder in order to be
timely must be so received no later than
the close of business on the tenth
(10th) day following the earlier of the
date on which notice of the date of the
annual meeting was first mailed to
Shareholders and the date on which the
date of the Annual Meeting was publicly
announced or disclosed.
(2)	 Special Meeting (Other than Special
Meeting in Lieu of
 Annual Meeting). To be timely, a
Shareholders notice required by
subparagraph (2) of paragraph (a) of
this Section 13.1 in respect of a
special meeting shall be delivered to
the Clerk at the principal executive
offices of the Trust not later than the
close of business on the tenth (10th)
day following the earlier of the date on which notice of the date of the special meeting was first mailed to Shareholders and the date on which the date of the special meeting was publicly announced or disclosed.


(3)	G eneral.  In no event shall one or more
adjournments or
postponements (or public
announcements thereof) of a meeting
of Shareholders commence a new time
period (or extend any time period)
for the giving of a Shareholders
notice as described in this paragraph
(b) of this Section 13.1.

(4)	P ublicly Announced or Disclosed. For
purposes of this
Section 13.1, a matter shall be deemed to
have been publicly announced or disclosed
if such matter is disclosed in a press
release reported by the Dow Jones News
Service, Associated Press or comparable
national news service, in a document
publicly filed by the Trust with the
Securities Exchange Commission, or on a
website accessible to the public
maintained by the Trust or its investment
adviser or an affiliate of such
investment adviser with respect to the
Trust.
(c)	Content of Shareholders Notice.

(1)	S hareholder Nominations and Proposals to
Fix the
 Number of Trustees. Any Shareholder
desiring to nominate any person or
persons (as the case may be) for
election as a Trustee or Trustees of the Trust shall set forth in the Shareholders notice required by this
Section 13.1 as to each person, if any,
whom the Shareholder proposes to
nominate for election or reelection as a Trustee (i) the persons name, age, date of birth, business address, residence address and nationality (ii) any other information regarding the person required by each of paragraphs (a), (d),
(e) and (f) of Item 401 of Regulation SK and paragraph (b) of Item 22 of Rule
14a101 (Schedule 14A) under the Exchange
Act (iii) any other information
regarding the person that would be
required to be disclosed in a proxy
statement or other filings required to
be made in connection with solicitation
of proxies for election of Trustees or
directors pursuant to Section 14 of the
Exchange Act and the rules and
regulations promulgated thereunder (iv)
whether the Shareholder believes the
person is or will be an interested
person of the Trust (as defined in the
1940 Act) and, if not an interested
person, information regarding the person that will be sufficient for the Trust to make such determination (v) the written consent of the person to being named as a nominee and to serve as a Trustee if elected and (vi) the class or series and number of all Shares owned beneficially and of record by the person. Any
Shareholders notice required by this
Section 13.1 in respect of a proposal to fix the number of Trustees shall also set forth a description and the text of the proposal, which description and text shall state a fixed number of Trustees that otherwise complies with the Bylaws and the Declaration of Trust, and shall be accompanied by a written statement as to why the Shareholder believes that the proposal to fix the number of Trustees at the
specified number is in the best interests of Shareholders.

(2)	O ther Proposals. Any Shareholder
desiring to propose any
matter at a Shareholders meeting, other
than the nomination of one or more
persons for the election of Trustee or
Trustees or a proposal to fix the number of Trustees (which shall be subject to the provisions of subparagraph (1) of paragraph (c) of this Section 13.1) shall set forth in the Shareholders notice required by this Section 13.1 (i) the exact text of the proposal to be presented (ii) a brief written statement of the reasons why such Shareholder favors the proposal and (iii) a brief written statement why the proposal is in the best interests of Shareholders.

(3)	G eneral Requirements. Without limiting
the foregoing,
any Shareholder who gives a Shareholders notice of any matter proposed to be brought before a Shareholder meeting
(whether or not involving nominees for
Trustees) as required by this Section
13.1 shall set forth in such
Shareholders notice, (i) the name and
address of the Shareholder, as it
appears on the Trusts books (ii) the
class or series and number of all Shares owned beneficially and of record by the Shareholder (or by each of the record owner and beneficial owner if not the same person, identifying the name and address of each) (iii) any material interest of such Shareholder in the matter proposed (other than as a Shareholder) (iv) if the proposal involves nominee(s) for Trustees, a description of all arrangements or understandings between the Shareholder and each proposed nominee and any other person or persons (including their names) pursuant to which the nomination(s) are to be made by the Shareholder (v) a representation that the Shareholder intends to appear in person or by proxy at the meeting to act on the matter(s) proposed (vi) any other information relating to the Shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies with respect to the matter(s) proposed pursuant to
Section 14 of the Exchange Act and the
rules and regulations promulgated
thereunder (vii) to the extent known by
the Shareholder giving notice, the name
and address of any other Shareholder
supporting the proposed nominee or other proposal and (viii) in the case of a beneficial owner, evidence establishing such beneficial owners indirect ownership of, and entitlement to vote, Shares at the meeting of Shareholders.
As used in this Section 13.1, Shares
beneficially owned shall mean all Shares which such person is deemed to beneficially own pursuant to Rules 13d3 and 13d5 under the Exchange Act. The
Shareholder shall also provide such
other information as the Board of
Trustees may reasonably request in order


to assess whether the matter is a proper matter for Shareholder consideration and determine a position with respect to such proposal.

(4)	B eneficial Owner. If the record owner
and the beneficial
owner of the Shares are not the same
person, the Shareholder shall also
provide the information called for by
clauses (iii), (iv), (v), (vi) and (vii) of subparagraph (3) of paragraph (c) of this Section 13.1 in respect of the beneficial owner of such Shares.

      (d)	Attendance at Meeting.
Notwithstanding the foregoing provisions of
this Article 13, unless otherwise required by
the Declaration or Trust or applicable law,
if the Shareholder who has provided the
notice prescribed in paragraph (b) of this
Section 13.1 does not appear at the meeting
to present in person the nominations or other
proposals that were the subject of such
notice, any such nomination or nominations
shall not be acted on and any proposal or
proposals shall not be transacted.
      (e)	Authority to Determine Compliance
with Procedures. The person presiding at any meeting of Shareholders, in addition to making any other determinations that may be appropriate to the conduct of the meeting, shall have the power and duty to (i) determine whether a nomination or proposal was made in compliance with the procedures set forth in this Article 13 and elsewhere in the Bylaws and in the Declaration of Trust and (ii) if any nomination or proposal is not so in compliance to declare that such nomination or proposal shall be disregarded.

ARTICLE 14
Amendments to the Bylaws

      14.1 General. These Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office. These Bylaws may not be amended by Shareholders.

ARTICLE 15
Claims

      15.1 Shareholder Claims. As used herein, a direct Shareholder claim shall refer to (i) a claim based upon alleged violations of a Shareholders individual rights independent of any harm to the Trust, including a Shareholders voting rights under Article 10, rights to receive a dividend payment as may be declared from time to time, rights to inspect books and records, or other similar rights personal to the Shareholder and independent of any harm to the Trust and (ii) a claim for which a direct shareholder action is expressly provided under the U.S. federal securities laws. Any claim asserted by a Shareholder that is not a direct Shareholder claim, including without limitation any claims purporting to be brought on behalf of the Trust or involving any alleged harm to the Trust, shall be considered a derivative claim as used herein.


ARTICLE 16
Control Share
Acquisitions

      16.1	Certain Definitions. As used in this
Article 16, the following terms have the meanings specified below

      (a)	Associate means, with respect to any
Person, any person who directly or indirectly controls or is controlled by, or is under common control with, such Person, control, as used in this definition meaning the possession, direct or indirect, of the power to direct or cause the direction of the management or policies of a Person, whether through the ownership of voting securities, by contract or otherwise any corporation or organization of which such Person is an officer, director or partner or in which such Person performs a similar function any direct or indirect Beneficial Owner of ten percent
(10%) or more of any class of equity
securities of such Person any trust or estate in which such Person has a beneficial interest not represented by transferable shares or as to which such Person serves as trustee or in a similar fiduciary capacity any relative or spouse of such Person, or any relative of such spouse, any one of whom has the same residence as such Person or who is a Trustee or officer of the Trust or any of its affiliates any person who is acting or intends to act jointly or in concert with such Person in a Control Share Acquisition and any affiliated person of such Person, as such term is defined in Section 2(a)(3) of the 1940 Act.

      (b)	Beneficial Ownership or Beneficially
Owned means the sole or shared power to
dispose or direct the disposition of Shares or the sole or shared power to vote or to direct the voting of Shares, whether such power is direct or indirect or through any contract, arrangement, understanding, relationship or otherwise. A Person shall not be deemed to be a Beneficial Owner of Shares as to which such Person may exercise voting power solely by virtue of a revocable proxy conferring the right to vote. A member of a national securities exchange shall not be deemed to be a Beneficial Owner of Shares held directly or indirectly by it on behalf of another Person solely because such member is the record holder of such securities and, pursuant to the rules of such exchange, may direct the vote of such Shares, without instruction, on other than contested matters or matters that may affect substantially the rights or privileges of the holders of the Shares to be voted but is otherwise precluded by the rules of such exchange from voting without instructions.

      (c)(1) Control Share Acquisition means
the acquisition by any Person of Beneficial
Ownership of Shares, other than remarketed preferred shares of a series existing as of September 18, 2020 (Existing Preferred
Shares), which, but for the provisions of this Article 16, would have voting rights and which, when added to all other Shares
Beneficially Owned by such Person (excluding
Existing Preferred Shares but including
Shares otherwise


included in the categories enumerated in
Section 16.1(c)(2)(i) through (vi) below), would entitle such Person, upon acquisition of such Shares, to vote or direct the voting of Shares having voting power in the election of Trustees (except for elections of Trustees by preferred shareholders of the Trust voting as a separate class) within any of the following ranges of such voting power
(i)Onetenth or more, but less than onefifth of all voting power
(ii)Onefifth or more, but less than onethird of all voting power
(ii) Onethird or more, but less than a majority of all voting power or
(iv) A majority or more of all voting power.
      Subject to Section 16.1(c)(2) below,
with respect to any Control Share Acquisition by a Person, the following Shares, other than any Existing Preferred Shares, shall be deemed to have been acquired in the same
Control Share Acquisition for purposes of this Article 16 (a) all Shares the Beneficial
Ownership of which is acquired by such Person within ninety (90) days before the date on which such Person makes an acquisition of Beneficial Ownership of Shares that results in such Control Share Acquisition and all Shares the Beneficial Ownership of which was acquired by such Person pursuant to a plan to make a Control Share Acquisition and (b) all Shares the Beneficial Ownership of which is acquired by such Person within the range of voting power (specified in this Section
16.1(c)(1)) to which the Control Share
Acquisition is subject at any time after the date on which such Person makes an acquisition of Beneficial Ownership of Shares that results in such Control Share
Acquisition but prior to the authorization by Shareholders of such Persons voting rights with respect to such Control Share
Acquisition in accordance with Section 16.4 of this Article 16.

      (2)	A Control Share Acquisition shall
not include the acquisition of Beneficial
Ownership of Shares acquired
(i)	before September 18, 2020, provided,
for the avoidance of doubt, that Shares
acquired before September 18, 2020
shall, pursuant to Section 16.1(c)(1)
above, be added to Shares the Beneficial
Ownership of which is acquired after
September 18, 2020 for purposes of
determining whether a Control Share
Acquisition has taken place or will take
place following September 18, 2020
(ii)	pursuant to a contract to acquire
Shares existing before September 18,
2020
(iii)	by will or pursuant to the laws of descent and
distribution
(iv)	pursuant to the satisfaction of a
pledge or other security interest
created in good faith and not for the
purpose of circumventing the
provisions of this Article 16
(v)	pursuant to a tender offer, merger or
consolidation, but only if such tender
offer, merger or consolidation is
pursuant to an agreement to


which the Trust is a party and has been
approved by such proportion of the Board
of Trustees and/or Shareholders of the
Trust as is required pursuant to the
Declaration of Trust or Bylaws or
(vi)	through any other transaction that is
declared to be exempt from the
provisions of this Article 16 by vote of
a majority of the Board of Trustees,
whether such vote is taken before, at
the time of or after such transaction.
      (3)	The acquisition of Beneficial
Ownership of Shares does not constitute a Control Share Acquisition if the acquisition is made by a Person whose voting rights with respect to Shares were previously authorized by the Shareholders of the Trust in compliance with this Article 16, unless such acquisition, when added to all other Shares
Beneficially Owned by the Person making such acquisition, other than any Existing
Preferred Shares, would entitle such
acquiring Person to vote or direct the voting of Shares having voting power in the election of Trustees in excess of the range of voting power within which all Shares Beneficially
Owned by such Person whose voting rights were previously so authorized had voting power immediately following such authorization.

      (d)	Control Share Acquisition
Statement means a statement satisfying
the requirements of Section 16.2 below.

(e)	Interested Shares means Shares that are
Beneficially Owned by
(i)	any Person who has acquired or
proposes to acquire Beneficial
Ownership of Shares in a Control
Share Acquisition
(ii)	any officer of the Trust or
(iii)	any employee of the Trust or the
Trusts investment adviser who is also a
Trustee of the Trust.
      For the avoidance of doubt, any Person
whose voting rights in connection with a Control Share Acquisition are subject to a Shareholder vote at a meeting of Shareholders pursuant to Section 16.3 shall be deemed to hold Interested Shares with respect to any Shareholder vote at such meeting on voting rights in connection with a Control Share
Acquisition by any other Person.

      (f)	Person means any individual,
corporation, partnership, unincorporated association or other entity, and includes any Associate of such Person.

      16.2	Delivery of Control Share Acquisition
Statement. Any Person who has made a Control
Share Acquisition or has made a bona fide written offer to make a Control Share Acquisition may deliver a Control Share Acquisition Statement to the Clerk of the Trust at the principal executive offices of the Trust personally or by certified mail. The Control Share Acquisition
Statement shall set forth all of the following
(i)	the identity/identities of such
Person who intends/intend to acquire or
has/have acquired Beneficial Ownership
of Shares
(ii)	a statement that such Control Share
Acquisition Statement is being made and
delivered pursuant to the provisions of
this Article 16
(iii)	the number and class or series of
Shares Beneficially Owned by such
Person prior to the Control Share
Acquisition
(iv)	the number and class or series of
Shares acquired or proposed to be
acquired by such Person pursuant to the
Control Share Acquisition and the range
of voting power to which the Control
Share Acquisition is or, if consummated,
would be subject pursuant to the
provisions of Section 16.1(c)(1) above
(v)	a description of the terms and
conditions of the proposed or completed
Control Share Acquisition, including
but not limited to the prices paid by
such Person in the Control Share
Acquisition and the dates upon which
the Shares were acquired or are planned
to be acquired and
(vi)	if the Control Share Acquisition has
not been completed, representations by
such Person that such Control Share
Acquisition, if consummated, will not be
contrary to law, and that such Person
has the financial capacity to consummate
the proposed Control Share Acquisition,
together with a statement in reasonable
detail of the material facts upon which
such representation is based.
      16.3	Meeting of Shareholders. (a) If the
Person delivering a Control Share Acquisition
Statement so demands in writing contemporaneously with the delivery of such Control Share
Acquisition Statement, consideration of the voting rights to be authorized for the Shares acquired or proposed to be acquired in the Control Share
Acquisition shall be presented at the next meeting of the Trusts Shareholders notice of which has not been given prior to the receipt by the Trust of the Control Share Acquisition Statement, whether such meeting is an annual meeting, special meeting in lieu of an annual meeting or special meeting
(and provided that the Board of Trustees shall have no obligation to call such a meeting for the sole purpose of considering the voting rights in connection with a Control Share Acquisition). A demand delivered pursuant to the preceding sentence shall not be considered a notice of Shareholder proposal for purposes of Article 13,
Section 13.1 of these Bylaws and shall not be subject to the associated informational requirements or deadlines. Such demand shall not be effective unless accompanied by an undertaking by the Person making such demand to pay, if requested by the Trust, the reasonable expenses incurred by the Trust arising from or relating to the consideration of the voting rights of such Person at a Shareholder meeting, but not including the expenses of the Trust incurred in opposing a vote to authorize voting rights for the Shares acquired or proposed to be acquired in the Control
Share Acquisition. The Trust shall have no


obligation to, but may, include the consideration of voting rights for the Shares acquired or proposed to be acquired in a Control Share
Acquisition in its own proxy statement for any Shareholder meeting. The Trustees may require the acquiring Person to give bond, with sufficient surety, or may require such Person to deposit cash in escrow to reasonably assure the Trust that this undertaking will be satisfied. For the avoidance of doubt, a demand delivered pursuant to this Section shall be limited to the consideration of the voting rights to be authorized for only those Shares acquired within the range of voting power to which the Control Share Acquisition is subject pursuant to the provisions of Section 16.1(c)(1) above, and any Shares acquired in excess of such range shall constitute a separate Control Share
Acquisition with respect to the next range of voting power and, therefore, shall be treated separately for purposes of applying the provisions of this Article 16.

      (b)	The notice to the Shareholders of the
Trust of any annual meeting, special meeting in lieu of an annual meeting or special meeting at which the voting rights to be accorded Shares acquired or proposed to be acquired in a Control
Share Acquisition are to be considered shall be directed to all Shareholders of record of the Trust entitled to vote on such matter as of the record date set for such meeting. Such notice may include or be accompanied by a copy of the Control Share Acquisition Statement received by the Trust pursuant to this Article 16, and such other information as the Trust deems appropriate.

      (c)	A Person whose voting rights with respect
to Shares acquired in a Control Share Acquisition are considered at a meeting of Shareholders of the Trust with respect to one of the four ownership thresholds specified in Section 16.1(c)(1) above and not approved may not demand Shareholder consideration of its voting rights in connection with a Control Share Acquisition with respect to the same ownership threshold at any subsequent
Shareholder meeting held within two calendar years of the initial meeting at which such Persons voting rights were considered with respect to such threshold, and, for the avoidance of doubt, such Person shall not have voting rights with respect to such Shares except to the extent approved at a future meeting held after the expiration of such twoyear period and, after the expiration of such twoyear period, such Person may deliver a Control
Share Acquisition Statement (in accordance with
Section 16.2 above) with respect to such Shares
(and/or any other Shares acquired in a Control Share
Acquisition with respect to the same ownership threshold) and may demand Shareholder consideration of the voting rights to be authorized for such Shares (in accordance with Section 16.3(a) above).

      16.4	Authorization of Voting Rights. The
Person who has acquired Beneficial Ownership of Shares in a Control Share Acquisition shall have the same voting rights with respect to those Shares as the Beneficial Owners of all other
Shares of the same class or series of the Trust only to the extent authorized by vote of Shareholders of the Trust at an annual meeting, special meeting in lieu of an annual meeting or special meeting at which such authorization is considered pursuant to Section 16.3(a) above. At any such meeting, such authorization shall be considered prior to any other matter that is subject to a Shareholder vote, and such authorization shall require the affirmative vote of the holders of a majority of the Shares entitled to vote generally in the election of Trustees, excluding
Interested Shares. For the avoidance of doubt, Interested Shares shall be treated in the same manner in connection with such authorization as Shares acquired in a Control Share Acquisition for which no authorization is approved by Shareholders, as provided in the following sentence. If no such vote is adopted, (a) the Beneficial Owner of such Shares acquired in a Control Share Acquisition shall not have power to vote such Shares on any matters listed in Article
V, Section 1 of the Declaration of Trust, such
Shares held by such Beneficial Owner shall not be entitled to the voting power set forth in Article
V, Section 1 of the Declaration of Trust and the Beneficial Owner of such Shares shall not otherwise have voting rights with respect to such Shares with respect to any matter pursuant to these Bylaws or the Declaration of Trust, and (b) such Shares shall not be considered entitled to vote for purposes of determining quorum pursuant to Article V, Section 3 of the Declaration of
Trust and shall not be considered present and entitled to vote with respect to any adjournment within the meaning of Article 10, Section 10.2 of these Bylaws. Such Shares shall have power to vote
(including the voting power prescribed in the Declaration of Trust), be entitled to vote and be present and entitled to vote upon transfer of Beneficial Ownership of such Shares to another
Person unless such transfer constitutes a Control
Share Acquisition by the acquirer, in which event the ability of the acquirer to vote such Shares shall be subject to the provisions of this Article
16.

      16.5	Persons Required to Provide Information
Interpretation. (a) Each Person who owns Shares either beneficially or of record shall provide to the Trust such information as the Trust may request as is necessary for the Trust to apply the provisions in this Article 16.

      (b) Upon approval by a majority of the Board of Trustees, the Board of Trustees may adopt policies, procedures or resolutions to supply any omission, cure any ambiguity or correct or supplement any defective or inconsistent provisions contained in this Article 16. Any interpretation of any term or provision contained in this Article 16 made by the Trustees in good faith shall be conclusive and binding upon all Shareholders of the Trust.



*Of the amendments below, only the amendments to Article
12 remain current. Apart from the amendments to Article
12, all other amendments have been superseded by the Amended and Restated Bylaws of Putnam Managed Municipal
Income Trust dated as of September 18, 2020.

PUTNAM MANAGED MUNICIPAL TRUST

Amendment No. 2 to Bylaws

      WHEREAS, Article 13, Section 13.1 and Article 12,
Section 12.1, Part I, paragraph 6(c) of the Bylaws (the Bylaws) of Putnam Managed Municipal Trust (the Trust) permit the Trustees of the Trust (the Trustees) to amend, alter or repeal the definitions of certain listed terms contained in the Bylaws, subject to written confirmation from Moodys Investors Service, Inc. (Moodys) and Standard & Poors (S&P) that such amendment, alteration or repeal will not affect the ratings then assigned to the Trusts outstanding Remarketed Preferred Shares (Preferred Shares), and to amend, alter or repeal any other provision of the Bylaws provided that such amendment, alteration or repeal does not materially and adversely affect any preference, right or power of the Preferred Shares or any holder thereof

      WHEREAS, the Trustees desire to amend the Bylaws so as to eliminate the liquidity test contained in Article 12,
Section 12.1, Part I, paragraph 9 of the Bylaws

      WHEREAS, Moodys and S&P have confirmed to the Trust that the deletion of the definitions of the terms Dividend
Coverage Amount, Dividend Coverage Assets and Minimum.
Liquidity Level will not impair their ratings of outstanding Preferred Shares and

      WHEREAS, the Trustees have determined that, in the event that the definitions of the terms Dividend Coverage Amount, Dividend Coverage Assets and Minimum Liquidity Level are deleted, the deletion of Article 12, Section 12.1, Part I, paragraphs 8(f)(ii)(b) and 9 of the Bylaws would not materially and adversely affect any preference, right or power of the Preferred Shares or any holder thereof

NOW, THEREFORE, the Bylaws are hereby amended as follows

1.	Article 12, Section 12.1, Part I, paragraph 1 of the
Bylaws is hereby amended by deleting the definitions of the terms Dividend Coverage Amount, Dividend Coverage
Assets and Minimum Liquidity Level set forth therein

2.	Article 12, Section 12.1, Part I, paragraph
8(f)(ii)(b) is hereby deleted and Article 12, Section
12.1, Part I, paragraph 8(f)(ii)(c) is hereby redesignated Article 12, Section 12.1, Part I, paragraph 8(f)(ii)(b) and

3.	The text of Article 12, Section 12.1, Part I, paragraph
9 of the Bylaws is hereby deleted and the word Reserved is hereby substituted in its place.

This Amendment is effective as of January 5, 1996.




   PUTNAM MANAGED MUNICIPAL INCOME TRUST
AMENDMENT TO AMENDED AND RESTATED BYLAWS
WHEREAS, Article 14, Section 14.1, of the Amended and
Restated Bylaws as last
amended by an Amendment effective as of March 9, 2001 (the
Bylaws) of Putnam Managed Municipal Income Trust (the
Trust) permits the Trustees of the Trust (the Trustees) to amend or repeal the Bylaws

      WHEREAS, the Trustees desire to amend the Bylaws to remove the requirement that each purchaser of preferred shares of the Trust sign and deliver a Master Purchasers
Letter (as currently defined in the Bylaws)

NOW, THEREFORE, the Bylaws are hereby amended as follows

      Article 12, Section 12.1, Part I, paragraph 1 and Article 12, Section 12.2, Part I, paragraph 1 are hereby amended by deleting the definition of Master
Purchasers Letter.

Exhibit A to Section 12.1 of Article 12 is hereby deleted.

      Article 12, Section 12.1, Part II, paragraph 8 and Article 12, Section 12.2, Part II, paragraph 8 are hereby amended, with each such provision to read in its entirety as follows

Unless the Trust has elected, during a
NonPayment Period, to waive this
requirement, ownership of shares of RP
will be maintained in book entry form
by the Securities Depository, for the
account of a designated Agent Member
which, in turn, shall maintain records
of such purchasers beneficial
ownership.

This Amendment is effective as of February 10, 2006.



PUTNAM MANAGED MUNICIPAL INCOME TRUST

Amendment to Amended and Restated Bylaws

      WHEREAS, Section 12.1, Part I, paragraph 6(c) and
Section 12.2, Part I, paragraph 6(c) of the Bylaws (the
Bylaws) of Putnam Managed Municipal Income Trust (the
Trust) permits the Trustees of the Trust (the Trustees) to amend, alter or repeal certain provisions of the Bylaws, subject to written confirmation from Standard & Poors
Rating Services (S&P) and Moodys Investor Services, Inc.
(Moodys) that such amendment, alteration or repeal will not affect the ratings then assigned to the Trusts outstanding Remarketed Preferred Shares (RP terms used without definition in this amendment have the respective meanings ascribed to them in the Bylaws)
      WHEREAS, the Trustees desire to amend the definitions of Moodys Discount Factor, Moodys Eligible Assets, S&P
Discount Factor and S&P Eligible Asset in Section 12.1,
Part I, paragraph 1 and Section 12.2, Part I, paragraph 1 of the Bylaws

      WHEREAS, Moodys and S&P have confirmed to the Trust that such amendment will not impair its ratings of outstanding RP

NOW, THEREFORE, the Bylaws are hereby amended as follows

1.	The definition of Moodys Discount Factor in Section
12.1, Part I, paragraph 1 and Section 12.2, Part I, paragraph 1 of the Bylaws is hereby deleted and replaced in its entirety with the following

      Moodys Discount Factor means for purposes of determining the Discounted Value of any Municipal Bond which constitutes a Moodys Eligible Assets, the percentage determined by reference to the rating on such Municipal Bond, in accordance with the tables (for the applicable Moodys Exposure Period) set forth below



Moodys
Exposure
Period


Aaa*


Aa*


A*


Baa*


Other*
*
(V)
MIG
1/P1**
*
(V)
MIG
1/P
1****
7 Weeks
33.8
%
37.1%
39.8%
42.2%
55.6%
26.5%
0%
8 Weeks or
less but
greater than 7
weeks
35.1
%
37.9%
40.5%
43.2%
56.7%
27.0%
0%
9 Weeks or
less but
greater than 8
weeks
35.9
%
38.7%
41.2%
43.5%
58.3%
27.5%
0%

* Moodys rating.

   ** Municipal Bonds rated Ba1 to B3 by Moodys or, if not rated by Moodys, rated BB+ to B by S&P or Fitch.
In addition, Municipal Bonds not explicitly rated by Moodys, S&P or Fitch, but rated at least the equivalent of B3 internally by the Adviser, provided that Moodys reviews and achieves sufficient comfort with the Advisers internal credit rating processes.
   *** Moodys rated Municipal Bonds that have a maturity greater than the Moodys Exposure Period and Municipal Bonds not rated by Moodys but rated equivalently by S&P or Fitch that have a maturity greater than the Moodys Exposure Period.

   **** Moodys rated Municipal Bonds that have a maturity less than or equal to the Moodys Exposure
Period and Municipal Bonds not rated by Moodys but rated equivalently by S&P or Fitch that have a maturity less than or equal to the Moodys Exposure Period.

      Notwithstanding the foregoing, (a) no Moodys Discount
Factor will be applied to cash or to Receivables for Municipal Bonds Sold that are due within five business days of the Trusts Valuation Date (b) the Moodys Discount
Factor for Receivables for Municipal Bonds Sold that are due within six and 30 business days of the Trusts
Valuation Date will be the Moodys Discount Factor applicable to the Municipal Bonds sold determined by the reference to the bonds rating in the above table (c) the Moodys Discount Factor for inverse floaters is determined by multiplying the Moodys Discount Factor determined by reference to the rating on the underlying Municipal
Bond(s) in the table above by 1.25 (d) the Moodys Discount
Factor for Rule 2a7 money market funds shall be 0% and (e) the Moodys Discount Factor for Aaa Municipal Bonds will be used to discount prerefunded bonds even if the prerefunded bonds are subsequently not rerated.

      Receivables for Municipal Bonds Sold for purposes of calculating Moodys Eligible Assets as of any Valuation Date, means the aggregate of the book value of receivables if such receivables are due within 30 business days of such Valuation Date.

Ratings assigned by S&P or Fitch are generally accepted by Moodys at face value.
However, adjustments to face value may be made to particular categories of credits for which the S&P and/or
Fitch rating does not seem to approximate a Moodys rating equivalent. Split rated securities assigned by S&P and Fitch will be accepted at the lower of the two ratings.

2.	The definition of Moodys Eligible Asset in Section
12.1, Part I, paragraph 1 and Section 12.2, Part I, paragraph 1 of the Bylaws is hereby deleted and replaced in its entirety with the following

      Moodys Eligible Asset means (a) cash (b) Receivables for Municipal Bonds Sold (c) a shortterm Municipal Bond rated VMIG1, MIG1 or P1 by Moodys or SP1+ or A1+ by S&P
(d) a zerocoupon bond (e) a Municipal Bonds that (i) pays interest in cash (ii) does not have its Moodys rating suspended by Moodys and (iii) is part of an issue of Municipal Bonds of at least $10,000,000 (unless the Municipal Bond is rated Aaa by Moodys) and (f) swaps, including total return swaps, interest rate swaps, currency swaps and credit default swaps.

      Municipal Bonds in the Trusts portfolio will be included as Moodys Eligible Assets only to the extent they meet the following diversification requirements





Rating

Minimum Issue
Size ($
Millions)
Maximum
Underlying
Obligor (%) (1)

Maximum
State Allowed (%)
(1)(3)
Aaa
*
100
100
Aa
10
20
60
A
10
10
40
Baa
10
6
20
Ba
10
4
12
B
10
3
12
Other (2)
10
2
12

* Not applicable.

(1)	The referenced percentages represent maximum
cumulative totals for the related rating category and each lower rating category.

(2)	Municipal Bonds and Municipal Bonds not rated by
Moodys, S&P or Fitch, but rated at least the equivalent of B3 internally by the Adviser.

(3)	Territorial bonds (other than those issued by Puerto
Rico and counted collectively) are each limited to 10% of Moodys Eligible Assets. For diversification purposes, Puerto Rico will be treated as a state.

      For purposes of the maximum underlying obligor requirement described above, any state Municipal Bond or Municipal Bond backed by the guaranty, letter of credit or insurance issued by a thirdparty will be deemed to be issued by such third party if the issuance of such third party credit is the sole determinant of the rating on such bond.

      When the Trust sells a Municipal Bond and agrees to repurchase it at a future date, such Municipal Bond will constitute a Moodys Eligible Asset and the amount the Trust is required to pay upon repurchase of such Municipal
Bond will count as a liability for purposes of calculating the RP Basic Maintenance Amount. When the Trust purchases a Municipal Bond and agrees to sell it at a future date to another party, cash receivable by the Trust in connection therewith will constitute a Moodys Eligible Asset if the longterm debt of such other party is rated at least A2 by Moodys and such agreement has a term of 30 days or less otherwise such Municipal Bond will constitute a Moodys
Eligible Asset.

      In addition, with respect to total return swaps, only the cumulative unsettled profit and loss from a total return swap transaction will be calculated when determining the RP Basic Maintenance Amount. For purposes of calculating the RP Basic Maintenance Amount, any outstanding gain from a total return swap transaction or interest rate swap transaction on a Valuation Date will be included as a Moodys Eligible
Asset subject to the Moodys Discount Factor on the counterparty to such swap transaction, and any outstanding liability from a swap transaction on a Valuation Date will be subtracted from Moodys Eligible
Assets.

      For swaps (other than total return swaps and interest rate swaps), the Market Value of the position (positive or negative) will be included as a Moodys Eligible Asset. The aggregate notional value of all swaps will not exceed the Liquidation Preference of the Outstanding RP. In addition, the Trust will only enter into swap transactions where the counterparty has at least a S&P rating of A, Fitch rating of A or Moodys longterm rating of A3 at the time the time a swap is executed.

      With respect to credit default swaps, each underlying security subject to such swap sold by the Trust will be subject to the applicable Moodys Discount Factor. If the Trust purchases a credit default swap and holds the underlying security, the Market Value of the credit default swap and the underlying security will be included as a Moodys Eligible Asset subject to the Moodys Discount
Factor assessed based on the counterparty risk and the duration of the swap agreement. In addition, the Trust will not include a credit default swap as a Moodys
Eligible Asset purchased by the Trust unless the Trust holds the underlying security or, if the Trust purchases a credit default swap for a basket of securities, unless the Trust holds all the securities in the basket.

      Notwithstanding the foregoing, an asset will not be considered a Moodys Eligible Asset if it is (i) held in a margin account, (ii) subject to any material lien, mortgage, pledge, security interest or security agreement of any kind, (iii) held for the purchase of a security pursuant to a Forward Commitment or (iv) irrevocably deposited by the Trust for the payment of dividends or redemption.

3.	The definition of S&P Discount Factor in Section
12.1, Part I, paragraph 1 and Section 12.2, Part I, paragraph 1 of the Bylaws is hereby deleted and replaced in its entirety with the following

S&P Discount Factor shall mean either

      (i)	if the average S&P Discount Factor (as set
forth in (ii) below) of the Funds S&P Eligible Assets is less than 200%, for purposed of determining the Discounted Value of S&P Eligible Assets, the S&P Discount
Factor shall be 200% for all S&P Eligible Assets or

      (ii)	if the average S&P Discount Factor (as set forth
in this section) of the Funds S&P Eligible Assets is 200% or greater, for purposes of determining the Discounted
Value of any S&P Eligible Asset, the percentage determined by reference to the rating on such asset and the shortest
Exposure Period set forth opposite such rating that is the same length as or is longer than the S&P Exposure Period, in accordance with the table set forth below





Rating Category*




Exposure period
(days)	AAA	AA	A	BBB	BB	B
	CCC


High Yield/ NR


20*	1.427	1.457	1.487	1.517	175%
195%	215%
	220%

*S&P rating

      Notwithstanding the foregoing, (A) the S&P Discount
Factor for shares of Money Market Funds rated AAAm by S&P with an effective next day maturity shall be 100%, unrated
2a7 money market funds shall be discounted at 110%, and the S&P Discount Factor for shortterm Municipal Bonds shall be 115% so long as such Municipal Bonds are rated
A1+ or SP1+ by S&P and mature or have a demand feature exercisable within 30 days or less, or 123% so long as such Municipal Bonds are rated A1 or SP1 by S&P and mature or have a demand feature exercisable in 30 days or less, or 125% if such Municipal Bonds are not rated by S&P but are rated equivalent to A1+ or SP1+ by another nationally recognized statistical rating organization, on a case by case basis provided, however, that any such nonS&P rated shortterm Municipal Bonds which have demand features exercisable within 30 days or less must be backed by a letter of credit, liquidity facility or guarantee from a bank or other financial institution with a shortterm rating of at least A1+ from S&P and further provided that such non S&P rated shortterm Municipal Bonds may comprise no more than 50% of shortterm Municipal Bonds that qualify as S&P Eligible Assets provided, however, that Municipal
Bonds not rated by S&P but rated equivalent to BBB or lower by another nationally recognized statistical rating organization, rated BB+ or lower by S&P or nonrated (such
Municipal Bonds are hereinafter referred to as High Yield
Securities) may comprise no more than 20% of the shortterm
Municipal Bonds that qualify as S&P Eligible Assets (B) the S&P Discount Factor for Receivables for Municipal
Bonds Sold that are due in more than five Business Days from such Valuation Date will be the S&P Discount Factor applicable to the Municipal Bonds sold (C) no S&P Discount
Factor will be applied to cash or Money Market Funds rated
AAAm by S&P with effective next day maturities or to Receivables for Municipal Bonds Sold if such receivables are due within five Business Days of such Valuation Date
(D) except as set forth in clause (A) above, in the case of any Municipal Bond that is not rated by S&P but qualifies as an S&P Eligible Asset pursuant to clause (2) of that definition, such Municipal Bond will be deemed to have an S&P rating one full rating category lower than the S&P rating category that is the equivalent of the rating category in which such Municipal Bond is placed by a nationally recognized statistical rating organization.
Receivables for Municipal Bonds Sold, for purposes of calculating S&P Eligible Assets as of any Valuation Date, means the book value of receivables for Municipal Bonds sold as of or prior to such Valuation Date. For purposes of the foregoing, Anticipation Notes rated SP1+ or, if not rated by S&P, equivalent to A1+ or SP1+ by another nationally recognized statistical rating organization, on a case by case basis, which do not mature or have a demand feature at par exercisable in 30 days and which do not have a longterm rating, shall be considered to be shortterm Municipal Bonds and (E) the S&P Discount Factor for AAA Municipal Bonds will be used to discount prerefunded bonds even if the prerefunded bonds are subsequently not rerated.
For purposes of determining whether the Fund has S&P
Eligible Assets with a Discounted Value that equals or exceeds the RP Basic Maintenance Amount, the Discounted
Value of cash or securities held for the payment of Initial Margin or Variation Margin of S&P Hedging
Transactions shall be zero and the aggregate Discounted
Value of S&P Eligible Assets shall be reduced by an amount equal to (i) 30% of the aggregate settlement value, as marked to market, of any outstanding futures contracts based on the Municipal Index which are owned by the Fund plus
(ii) 25% of the aggregate settlement value, as marked to market, of any outstanding futures contracts based on Treasury Bonds which contracts are owned by the Fund.



4.	The definition of S&P Eligible Asset in Section
12.1, Part I, paragraph 1 and Section 12.2, Part I, paragraph 1 of the Bylaws is hereby deleted and replaced in its entirety with the following

S&P Eligible Asset shall mean either

      (i)	if the average S&P Discount Factor of the
Funds S&P Eligible Assets (as set forth in (ii) below) is less than 200%, all assets of the Fund shall be considered S&P Eligible Assets or

      (ii)	if the average S&P Discount Factor of the Funds
S&P Eligible Assets (as set forth in this section) is 200%
or greater, S&P Eligible Assets means (1) cash (excluding
any cash irrevocably deposited by the Fund for the payment
of any liabilities within the meaning of RP Basic
Maintenance Amount), (2) Receivables for Municipal Bonds
Sold, (3) S&P Hedging Transactions (4) Municipal Zero
Coupon Bonds rated at least BBB by S&P, (5) swaps,
including total return swaps, interest rate swaps,
currency swaps and credit default swaps, and (6) Municipal Bonds (including Inverse Floater as defined below) owned by the Fund that (A) is interest bearing and pays interest
at least semiannually (B) is payable with respect to
principal and interest in U.S. Dollars (C) is not subject
to a covered call or put option written by the Fund
(D)	except for Inverse Floaters, is not part of a private
placement of Municipal Bonds and
(E)	except for Inverse Floaters, is part of an issue of
Municipal Bonds with an original issue size of at least
$10 million. Any Municipal Bonds that is a part of an original issue size of less than $10 million must carry a rating of at least AA by S&P or AAA by another nationally recognized statistical rating organization. Notwithstanding the foregoing limitations

            (1)	Municipal Bonds (excluding Escrowed
Bonds (as defined below) and High Yield Securities)
of any one issuer or guarantor (excluding bond
insurers) shall be considered S&P Eligible Assets
only to the extent the Market Value of such Municipal
Bonds (including shortterm Municipal Bonds) does not
exceed 10% of the aggregate Market Value of S&P
Eligible Assets, provided that 2% is added to the
applicable S&P Discount Factor for every 1% by which
the Market Value of such Municipal Bonds exceeds 5%
of the aggregate Market Value of S&P Eligible Assets
or for any percentage over 5% add 10 percentage
points to the S&P Discount Factor. High Yield
Securities of any one issuer shall be considered S&P
Eligible Assets only to the extent the Market Value
of such Municipal Bonds does not exceed 5% of the
aggregate Market Value of S&P Eligible Assets.
Nonrated securities of any issuer shall be considered
S&P Eligible Assets to the extent the Market Value of
such Municipal Bonds does not exceed 5% of the
aggregate Market Value of S&P Eligible Assets. No
more than 10% of the aggregate Market Value of the
portfolio may consist of nonrated securities
            (2)	Municipal Bonds not rated by S&P
shall be considered S&P Eligible Assets only to the extent the Market Value of such Municipal Bonds does not exceed 50% of the aggregate Market Value of S&P
Eligible Assets provided, however, that High Yield
Securities shall be considered S&P Eligible Assets only to the extent the



Market Value of such Municipal Bonds does not exceed
20% of the aggregate Market Value of S&P Eligible
Assets

            (3)	Municipal Bonds issued by issuers in
any one state or territory will be considered S&P
Eligible Assets only to the extent that the Market
Value of such Municipal Bonds does not exceed 25% of the aggregate Market Value of S&P Eligible Assets

            (4)	Municipal Bonds (excluding Escrowed
Bonds) of any one state or territory shall be considered S&P Eligible Assets only to the extent the Market Value of such Municipal Bonds does not exceed 25% of the aggregate Market Value of S&P
Eligible Assets

            (5)	For Municipal Zero Coupon Bonds, the
S&P overcollateralization levels based on the desired transaction rating shall be as follows

Exposure
Period
AAA
AA
A
BBB
20
3.584
3.153
2.723
2.292

            (6)	With respect to total return swaps,
only the cumulative unsettled profit and loss from
a total return swap transaction will be calculated
when determining the RP Basic Maintenance Amount.
For purposes of calculating the RP Basic
Maintenance Amount, any outstanding gain from a
total return swap transaction or interest rate swap
transaction on a Valuation Date will be included as
a S&P Eligible Asset subject to the S&P Discount
Factor on the counterparty to such swap
transaction, and any outstanding liability from a
swap transaction on a Valuation Date will be
subtracted from S&P Eligible Assets
            (7)	For swaps (other than total return
swaps and interest rate swaps), the Market Value of
the position (positive or negative) will be included
as a S&P Eligible Asset. The aggregate notional value
of all swaps will not exceed the Liquidation
Preference of the Outstanding RP. In addition, the
Trust will only enter into swap transactions where
the counterparty has at least a S&P rating of A,
Fitch rating of A or Moodys longterm rating of A3 at
the time the time a swap is executed and
            (8)	With respect to credit default swaps,
each underlying security subject to such swap sold by the Trust will be subject to the applicable S&P
Discount Factor. If the Trust purchases a credit default swap and holds the underlying security, the Market Value of the credit default swap and the underlying security will be included as a S&P
Eligible Asset subject to the S&P Discount Factor assessed based on the counterparty risk and the duration of the swap agreement. In addition, the Trust will not include a credit default swap as a S&P Eligible Asset purchased by the Trust unless the Trust holds the underlying security or, if the Trust purchases a credit default swap for a basket of securities, unless the Trust holds all the securities in the basket.



            Inverse Floater shall mean trust certificates or other instruments evidencing interests in one or more Municipal Bonds that qualify as S&P Eligible Assets (such Inverse Floaters will also be considered Municipal Bonds and are S&P Eligible Assets), the interest rates on which are adjusted at shortterm intervals on a basis that is inverse to the simultaneous readjustment of the interest rates on corresponding floating rate trust certificates or other instruments issued by the same issuer, provided that the ratio of the aggregate dollar amount of floating rate instruments to inverse floating rate instruments issued by the same issuer does not exceed two to one at their time of original issuance and at the time of purchase has a duration that is less than thirteen years.
            Escrowed Bonds shall mean Municipal Bonds that
(i) have been determined to be legally defeased in accordance with S&Ps legal defeasance criteria, (ii) have been determined to be economically defeased in accordance with S&Ps economic defeasance criteria and assigned a rating of AAA by S&P, (iii) are not rated by S&P but have been determined to be legally defeased by S&P or (iv) have been determined to be economically defeased by S&P and assigned a rating no lower than the rating that is S&P equivalent of S&Ps AAA rating. In the event that a defeased obligation which is an S&P Eligible Asset does not meet the criteria of an Escrowed Bond, such Municipal Bond will be deemed to remain in the Issue Type Category into which it fell prior to such defeasance.


This amendment is effective as of November 2, 2007.



PUTNAM MANAGED MUNICIPAL INCOME TRUST

Amendment to Amended and Restated Bylaws

      WHEREAS, Article 14 of the Amended and Restated
Bylaws of Putnam Managed Municipal Income Trust (the
Trust), as last amended by an Amendment effective as of November 2, 2007 (the Bylaws), permits the Board of
Trustees of the Trust (the Trustees) to amend or repeal, in whole or in part, the Bylaws

      WHEREAS, the Trustees desire to amend the Bylaws in connection with the merger of Putnam High Yield Municipal
Trust with and into the Trust (the Merger) by increasing the issued amount of Remarketed Preferred Shares and effecting a twoforone stock split of Remarketed Preferred
Shares, Series C

      WHEREAS, Article 12, Section 12.1, Part I, paragraph
6(c) provides that so long as any Remarketed Preferred
Shares of the Trust are outstanding, the affirmative vote or consent of the holders of at least a majority of the Remarketed Preferred Shares outstanding at the time is required to (i) authorize, create or issue or increase or decrease the authorized or issued amount of any class or series of stock ranking prior to or on a parity with the remarketed preferred shares with respect to the payment of dividends or the distribution of assets on liquidation or to increase or decrease the authorized amount of remarketed preferred shares or (ii) amend, alter or repeal the provisions of the Bylaws so as to affect materially and adversely any preference, right or power of such remarketed preferred shares or the holders thereof

      WHEREAS, the holders of a majority of the outstanding
Remarketed Preferred Shares of the Trust have approved the issuance of additional Remarketed Preferred Shares in connection with the Merger and the twoforone stock split of Remarketed Preferred Shares, Series C

NOW, THEREFORE, the Bylaws are herby
amended as follows

      1.	Article 12, Section 12.1, Part I, DESIGNATION
SERIES C is hereby deleted and replaced in its entirety with the following

A series of 2,220 shares of preferred shares, without par value, liquidation preference
$50,000 per share plus accumulated but unpaid dividends,
if any thereon (whether or not earned or declared) plus
the premium, if any, resulting from the designation of a Premium Call Period, is hereby designated Remarketed Preferred Shares, Series C. Each share of Remarketed Preferred Shares, Series C shall be issued on a date to be determined by the Board of Trustees of the Trust or a duly authorized committee thereof be redeemed (unless such share shall have been otherwise redeemed pursuant to paragraph 4 of Part I of this Section 12.1 or exchanged prior thereto for Remarketed Preferred Stock, Series I pursuant to paragraph 12 of Part I of this Section
12.1	by the Trust on a date to be determined by the Board
of Trustees of the Trust or a duly authorized committee thereof) at a redemption price of $50,000 per share plus accumulated but unpaid dividends to the date fixed for redemption (whether or not earned or declared) plus the premium, if any, resulting from the designation of a Premium Call Period and have such other preferences, limitations and relative voting rights, in addition to those required by applicable law or set forth in the Trusts Declaration of Trust applicable to preferred shares of the Trust, as are set forth in Part I and Part II of this Section 12.1. The Remarketed Preferred Shares, Series
C shall constitute a separate series of preferred shares of the Trust, and each share of Remarketed Preferred
Shares, Series C shall be identical except as provided in paragraph 4 of this Part I of this Section 12.1.

      2.	The definition of NonPayment Period in
Article 12, Section 12.1, Part I, paragraph 1 is hereby deleted and replaced in its entirety with the following

      "	NonPayment Period means any period commencing on and
including the day on which the Trust shall fail to (i) declare, prior to 1200 noon, New York City time, on any Dividend Payment Date for shares of RP, for payment on or (to the extent permitted below) within three Business Days after such Dividend Payment Date to the Holders of such shares as of 1200 noon, New York City time, on the Business Day preceding such Dividend Payment Date, the full amount of any dividend on such shares payable on such Dividend Payment Date or (ii) deposit, irrevocably in trust, in sameday funds, with the Paying Agent by 1200 noon, New York City time, (A) on or (to the extent permitted below) within three Business Days after any Dividend Payment Date for any shares of RP the full amount of any dividend on such shares (whether or not earned or declared) payable on such Dividend Payment Date or (B) on or (to the extent permitted below) within three Business Days after any redemption date for any shares of RP called for redemption, the redemption price of $100,000 per share (in the case of Series A and Series B shares of RP) or $50,000 per share (in the case of Series C shares of RP), plus in the case of each series of RP the full amount of any dividends thereon (whether or not earned or declared) accumulated but unpaid to such redemption date, plus the premium, if any, resulting from the designation of a Premium Call Period and ending on and including the Business Day on which, by 1200 noon, New York City time, all unpaid dividends and unpaid redemption prices shall have been so deposited or shall have otherwise been made available to Holders in sameday funds, provided that, a NonPayment Period shall not end during the first seven days thereof unless the Trust shall have given at least three days written notice to the Paying Agent, the Remarketing Agents and the Securities Depository and thereafter shall not end unless the Trust shall have given at least fourteen days written notice to the Paying Agent, the Remarketing Agents, the Securities Depository and all Beneficial Owners. Any dividend on shares of RP due on any Dividend Payment Date for such shares (if, prior to 1200 noon, New York City time, on such Dividend Payment Date, the Trust has declared such dividend payable on or within three Business Days after such Dividend Payment Date to the Holders who held such shares as of 1200 noon, New York City time, on the Business Day preceding such Dividend Payment Date) or redemption price with respect to such shares not paid to such Holders when due may (if such nonpayment is not solely due to the willful failure of the Trust) be paid pro rata to such Holders in the same form of funds by 1200 noon, New York City time, on any of the first three Business Days after such Dividend Payment Date or due date, as the case may be, provided that, such amount is accompanied by a late charge calculated for such period of nonpayment as the NonPayment Period Rate applied to the amount of such nonpayment based on the actual number of days comprising such period divided by 365.



      3.	The definition of RP Basic Maintenance Amount
in Article 12, Section 12.1, Part I, paragraph 1 is hereby deleted and replaced in its entirety with the following

      "	RP Basic Maintenance Amount, as of any Valuation
Date, means the dollar amount equal to the sum of (i) (A) the product of the number of Series A and Series B shares of RP and shares of Other RP outstanding on such date multiplied by $100,000 (B) the product of the number of Series C shares of RP outstanding on such date multiplied by $50,000 (C) the aggregate amount of dividends that will have accumulated (whether or not earned or declared) for each share of RP and Other RP outstanding in each case to (but not including) the next Dividend Payment Date that follows such Valuation Date (D) the aggregate amount of dividends that would accumulate at the then current
Maximum Dividend Rate on any shares of RP and Other RP outstanding from the Business Days following such respective Dividend Reset Dates through the 63rd day after such Valuation Date, multiplied by the larger of factors determined from time to time by Moodys and S&P and designed to take into account potential increases in dividend rates over such period (except that if such Valuation Date occurs during a NonPayment Period, the dividend for purposes of calculation would accumulate at the then current Non Payment Period Rate) (E) the amount of anticipated expenses of the Trust for the 90 days subsequent to such Valuation Date (F) the premium, if any, resulting from the designation of a Premium Call Period and (G) any current liabilities as of such Valuation Date to the extent not reflected in any of (i)(A) through
(i)(F) (including, without limitation, any current liabilities relating to futures and options and any Grossup Dividends which are payable pursuant to paragraph
3(k) of this Part I with respect to the RP and any analogous provision with respect to Other RP, and payables for Municipal Securities purchased as of such Valuation
Date) less (ii) the sum of (A) receivables for Municipal
Securities sold as of such Valuation Date, provided that, for purposes of calculating RP Basic Maintenance Amount in order to determine whether the Trust has Moodys Eligible
Assets with a Discounted Value that equals the Moodys
Basic Maintenance Amount, the party from which such receivable is due shall have longterm debt rated at least
A2 by Moodys and such receivable is due in 30 days or less and (B) the value of any of the Trusts assets irrevocably deposited by the Trust for the payment of any of (i)(A) through (i)(G).

      4.	The definition of Specific Redemption
Provisions in Article 12, Section 12.1, Part I, paragraph 1 is hereby deleted and replaced in its entirety with the following

      "	Specific Redemption Provisions means, with respect
to a Special Dividend Period of 365 or more days, either, or any combination of, (i) a period (a NonCall Period) determined by the Board of Trustees, after consultation with the Remarketing Agents, during which the shares of RP subject to such Dividend Period shall not be subject to redemption at the option of the Trust and (ii) a period (a
Premium Call Period), consisting of a number of whole years and determined by the Board of Trustees, after consultation with the Remarketing Agents, during each year of which the shares of RP subject to such Dividend Period shall be redeemable at the Trusts option at a price per share equal to $100,000 (in the case of Series A and B shares of RP) or $50,000 (in the case of Series C shares of RP), plus in the case of each series of RP accumulated but unpaid dividends plus an applicable premium, as determined by the Board of Trustees after consultation with the Remarketing Agents.

      5.	Article 12, Section 12.1, Part I, paragraph 3(f)
is hereby deleted and replaced in its entirety with the following

      The amount of declared dividends for each share of RP payable on each Dividend Payment Date shall be computed by the Trust by multiplying the Applicable Dividend Rate in effect with respect to dividends payable on such share on such Dividend Payment Date by a fraction the numerator of which shall be the number of days such share was outstanding from and including its Date of Original Issue or the preceding Dividend Payment Date, as the case may be, to and including the last day of such Dividend Period, and the denominator of which shall be 365, and then multiplying the percentage so obtained by $100,000 (in the case of Series A and B shares of RP) or $50,000 (in the case of Series C shares of RP).

      6.	Article 12, Section 12.1, Part I, paragraph 3(i)
is hereby deleted and replaced in its entirety with the following

      Except during a NonPayment Period, by 100 p.m. on the Tender Date in the Remarketing at the end of the Initial Dividend Period applicable to a share of RP, and by 100
p.m. on the Tender Date in the Remarketing at the end of each subsequent Dividend Period applicable to a share of RP, the Beneficial Owner of such share of RP may elect to tender such share or hold such share for the next Dividend
Period. If the Beneficial Owner of such share of RP elects to hold such share, such Beneficial Owner shall hold such share of RP for a 28day Dividend Period (in the case of Series A and B shares of RP) or a 7day Dividend Period (in the case of Series C shares of RP) or a Special Dividend
Period if the succeeding Dividend Period with respect to such share has been designated by the Board of Trustees as a Special Dividend Period provided that, if (i) there are no Remarketing Agents, (ii) the Remarketing Agents are not required to conduct a Remarketing or (iii) the Remarketing
Agents are unable to remarket in the Remarketing on the Dividend Reset Date following such Tender Date all shares of RP tendered (or deemed tendered) to them at a price of $100,000 per share (in the case of Series A and B shares of RP) or $50,000 per share (in the case of Series C shares of RP), then the next Dividend Period for all shares of RP shall be a 28day Dividend Period (in the case of Series A and B shares RP) or a 7day Dividend Period (in the case of Series C shares of RP) and the Applicable
Dividend Rate therefor shall be the applicable Maximum
Dividend Rate. If the Beneficial Owner of such share of RP fails to elect to tender or hold such share by 100 p.m. on such Tender Date, such Beneficial Owner shall continue to hold such share at the Applicable Dividend Rate determined in such Remarketing for a Dividend Period of the same type as the current Dividend Period for such share provided that, (i) if there are no Remarketing Agents, the Remarketing Agents are not required to conduct a Remarketing or the Remarketing Agents are unable to remarket in the Remarketing on the Dividend Reset Date following such Tender Date all shares of RP tendered (or deemed tendered) to them at a price of $100,000 per share
(in the case of Series A and B shares of RP) or $50,000
(in the case of Series C shares of RP), then the next
Dividend Period for all shares of RP shall be a 28day
Dividend Period (in the case of Series A



and B shares of RP) or a 7day Dividend Period (in the case of Series C shares of RP) and the Applicable Dividend Rate therefor shall be the Maximum Applicable Rate for a 28day
Dividend Period or a 7day Dividend Period, as the case may be and (ii) if such current Dividend Period is a Special
Dividend Period or the succeeding Dividend Period has been designated by the Board of Trustees as a Special Dividend
Period, then such Beneficial Owner is deemed to have elected to tender the shares. If the Remarketing Agents are unable to remarket in such Remarketing all shares of RP subject to such Remarketing and tendered (or deemed tendered) to them at a price of $100,000 per share (in the case of Series A and B shares of RP) or $50,000 per share
(in the case of Series C shares of RP), the Beneficial
Owners thereof shall hold such share at the applicable
Maximum Dividend Rate for a 28day Dividend Period (in the case of Series A and B shares of RP) or a 7day Dividend
Period (in the case of Series C shares of RP). If a share of RP is tendered (or deemed tendered) and purchased in a Remarketing, the next Dividend Period for such share shall be a 28day Dividend Period (in the case of Series A and B shares of RP) or a 7 day Dividend Period (in the case of Series C shares of RP) or a Special Dividend Period with respect to such share, as the case may be, at the Applicable Dividend Rate therefor, except that, if the Remarketing Agents are unable to remarket in such Remarketing all shares of RP tendered (or deemed tendered) to them at a price of $100,000 per share (in the case of Series A and B shares of RP) or $50,000 per share (in the case of Series C shares of RP), no purchaser in such Remarketing shall be permitted to acquire shares having a Special Dividend Period and the next Dividend Period for such share shall be a 28day Dividend Period (in the case of Series A and B shares of RP) or a 7day Dividend Period
(in the case of Series C shares of RP) and the Applicable
Dividend Rate therefor shall be the applicable Maximum
Dividend Rate.

      7.	Article 12, Section 12.1, Part I, paragraph
4(a) is hereby deleted and replaced in its entirety with the following

      To the extent permitted under the 1940 Act and Massachusetts law, upon giving a Notice of Redemption, the Trust at its option may redeem shares of RP, in whole or in part, on the next succeeding scheduled Dividend Payment
Date applicable to those shares of RP called for redemption, out of funds legally available therefor, at a redemption price equal to $100,000 per share (in the case of Series A and B shares of RP) or $50,000 per share (in the case of Series C shares of RP), plus in the case of each series of RP an amount equal to dividends thereon
(whether or not earned or declared) accumulated but unpaid to the date fixed for redemption plus the premium, if any, resulting from the designation of a Premium Call Period provided that, no share of RP shall be subject to redemption pursuant to this paragraph 4(a) on any Dividend
Payment Date during a NonCall Period to which it is subject. The Trust may not give a Notice of Redemption relating to an optional redemption as described in paragraph 4(a) unless, at the time of giving such Notice of Redemption, the Trust has available Deposit Securities with maturity or tender dates not later than the day preceding the applicable redemption date and having a Discounted Value not less than the amount due to Beneficial Owners by reason of the redemption of their shares of RP on such redemption date.

      8.	Article 12, Section 12.1, Part I, paragraph
4(b) is hereby deleted and replaced in its entirety with the following




The Trust shall redeem, out of funds legally available therefor, at a redemption price of $100,000 per share (in the case of Series A and B shares of RP) or $50,000 (in the case of Series C shares of RP), plus in the case of each series of RP accumulated but unpaid dividends (whether or not earned or declared) to the date fixed by the Board of Trustees for redemption plus the premium, if any, resulting from the designation of a Premium Call Period, certain of the shares of RP to the extent permitted under the 1940 Act and Massachusetts law, if the Trust fails to maintain the RP Basic
Maintenance Amount or the 1940 Act Asset Coverage and such failure is not cured on or before the RP Basic Maintenance
Cure Date or the 1940 Act Cure Date (herein referred to respectively as the Cure Date), as the case may be. The number of shares of RP to be redeemed shall be equal to the lesser of (i) the minimum number of shares of RP the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Cure
Date, together with all other Preferred Shares subject to redemption or retirement, would result in the satisfaction of the RP Basic Maintenance Amount or the 1940 Act Asset
Coverage, as the case may be, on such Cure Date (provided that, if there is no such minimum number of shares of RP and other Preferred Shares the redemption of which would have such result, all shares of RP then outstanding shall be redeemed), and (ii) the maximum number of shares of RP, together with all other Preferred Shares subject to redemption or retirement that can be redeemed out of funds expected to be legally available therefor. In determining the number of shares of RP required to be redeemed in accordance with the foregoing, the Trust shall allocate the number required to be redeemed to satisfy the RP Basic
Maintenance Amount or the 1940 Act Asset Coverage, as the case may be, pro rata among shares of RP, Other RP and other Preferred Shares subject to redemption provisions similar to those contained in this paragraph 4(b), except as set forth in Section 12.2 of these Bylaws. The Trust shall effect such redemption not later than 45 days after such Cure Date, except that if the Trust does not have funds legally available for the redemption of all of the required number of shares of RP and other Preferred Shares which are subject to mandatory redemption or the Trust otherwise is unable to effect such redemption on or prior to 45 days after such Cure Date, the Trust shall redeem those shares of RP and other Preferred Shares which it was unable to redeem on the earliest practicable date on which it is able to effect such redemption. Any share of RP shall be subject to mandatory redemption regardless of whether such share is subject to a NonCall Period provided that shares of RP subject to a NonCall Period will only be subject to redemption to the extent that the other shares of RP are not available to satisfy the number of shares required to be redeemed. In such event, such shares subject to a NonCall Period will be selected for redemption in an ascending order of outstanding NonCall
Period (with shares with the lowest number of days remaining in the period to be called first) and by lot in the event of equal outstanding NonCall Periods.

      9.	Article 12, Section 12.1, Part I, paragraph
4(g) is hereby deleted and replaced in its entirety with the following

      On any redemption date, the Trust shall deposit, irrevocably in trust, in sameday funds, with the Paying
Agent, by 1200 noon, New York City time, $100,000 per share (in the case of Series A and B shares of RP) or $50,000 per share (in the case of Series C shares of RP) for each share of RP called for redemption, plus in the case of each series of RP an amount equal to dividends thereon accumulated but unpaid to such redemption date (whether or not earned or declared) plus the premium, if any, resulting from the designation of a Premium Call Period.

      10.	Article 12, Section 12.1, Part I, paragraph
5(a) is hereby deleted and replaced in its entirety with the following

      Upon a liquidation, dissolution or winding up of the affairs of the Trust, whether voluntary or involuntary, the Holders shall be entitled, whether from capital or surplus, before any assets of the Trust shall be distributed among or paid over to holders of Common Shares or any other class or series of shares of the Trust ranking junior to the RP as to liquidation payments, to be paid the amount of $100,000 per share (in the case of Series A and B shares of RP) or $50,000 per share (in the case of Series C shares of RP), plus in the case of each series of RP an amount equal to all accumulated but unpaid dividends thereon (whether or not earned or declared) plus the premium, if any, resulting from the designation of a Premium Call Period to but excluding the date of final distribution in sameday funds. After any such payment, the Holders and Beneficial Owners shall not be entitled to any further participation in any distribution of assets of the Trust.

      11.	Article 12, Section 12.1, Part I, paragraph
12(a) is hereby deleted and replaced in its entirety with the following

      Upon the authorization of the Board of Trustees based on (i) the receipt by the Trust of a ruling from the Service to the effect that the payment of dividends on the shares of Serial RP would not jeopardize the Trusts status as a regulated investment company or (ii) an opinion of legal counsel in form and substance satisfactory to the Board of Trustees to the effect that the payment of dividends on the shares of Serial RP would not jeopardize the Trusts status as a regulated investment company and the affirmative vote or consent of the Holders of at least a majority of the shares of each series of RP outstanding at the time, in person or by proxy, either in writing or at a meeting (each such series voting separately as a class) (in either case, an Exchange Event), then, on the first Dividend Payment Date for the RP which is at least
45 days after the occurrence of an Exchange Event and as of which the conditions described below have been satisfied (the Exchange Date), the RP will be exchanged for Serial RP. Shares of RP will not be exchanged for shares of Serial RP unless each of Moodys and S&P shall have provided on the Exchange Date a rating on the Serial
RP equivalent to the thencurrent rating provided by such rating agency on the RP provided that, if Moodys or S&P shall not make such rating available, such exchange will take place if (i) a Substitute Rating Agency or Agencies shall have provided a rating equivalent to such thencurrent rating or ratings on the Exchange Date and
(ii) all shares of RP subject to such exchange that were tendered (or deemed tendered) on the Tender Date preceding such Exchange Date shall have been remarketed by the Remarketing Agents on the related Dividend Reset Date at a price of $100,000 per share (in the case of Series A and B shares of RP) or $50,000 per share (in the case of Series
C shares of RP). Holders of outstanding shares of RP will receive shares of Serial RP based on the aggregate liquidation preference of their existing shares of RP and such Serial RP as of the Exchange Date.



      12.	Article 12, Section 12.1, Part I, paragraph
12(b) is hereby deleted and replaced in its entirety with the following

      The Trust will cause the publication of an exchange notice in an Authorized Newspaper, and cause the Paying
Agent to mail an exchange notice to each Holder of RP, not less than 10 nor more than 30 days prior to the Exchange
Date therefor. Such notice will state (i) the Exchange
Date, (ii) that on such Exchange Date all shares of RP will be exchanged automatically, and without any action or choice on the part of the Holders thereof based on the aggregate liquidation preference of their existing shares of RP and the Serial RP as of the Exchange Date, (iii) that the Initial Dividend Period for the Serial RP issuable in exchange for the shares of RP will be a 28 day
Dividend Period commencing on such Exchange Date, (iv) that dividends on shares of RP will cease to accumulate on such Exchange Date and (v) whether the Serial RP will be rated by Moodys and S&P or by a Substitute Rating Agency or Substitute Rating Agencies.

      13.	Article 12, Section 12.1, Part II, paragraph
2(a) is hereby deleted and replaced in its entirety with the following

      Each share of RP is subject to Tender and Dividend
Reset at the end of each Dividend Period and may be tendered in the Remarketing which commences on the Tender
Date immediately prior to the end of the current Dividend Period. By 1200 noon, New York City time, on each such
Tender Date, the Remarketing Agents shall, after canvassing the market and considering prevailing market conditions at the time for shares of RP and similar securities, provide Beneficial Owners nonbinding indications of the Applicable Dividend Rate for the next succeeding Dividend Period or, if applicable, a Special Dividend Period provided that, if the Board of Trustees has designated the next Dividend
Period as a Special Dividend Period, the Remarketing
Agents will provide to Beneficial Owners a nonbinding indication only of the Applicable Dividend Rate for such Special Dividend Period. The actual Applicable Dividend
Rate for such Dividend Period may be greater than or less than the rate per annum indicated in such nonbindingindications (but not greater than the applicable Maximum Dividend
Rate). By 100 p.m., New York City time, on such Tender
Date, each Beneficial Owner of shares of RP must notify a Remarketing Agent of its desire, on a sharebyshare basis, either to tender such share of RP at a price of $100,000 per share (in the case of Series A and B shares of RP) or $50,000 per share (in the case of Series C shares of RP) or to continue to hold such share for the next Dividend
Period or, if applicable, to accept a designated Special Dividend Period. Any notice given to a Remarketing Agent to tender or hold shares for a particular Dividend Period shall be irrevocable and shall not be conditioned upon the level at which the Applicable Dividend Rate is established. Any such notice may not be waived by the Remarketing Agents, except that prior to 400 p.m., New
York City time, on a Dividend Reset Date, a Remarketing Agent may, in its sole discretion, (i) at the request of a Beneficial Owner that has tendered one or more shares to such Remarketing Agent, waive such Beneficial Owners tender, and thereby enable such Beneficial Owner to continue to hold the share or shares for the next Dividend Period or, if applicable, a designated Special Dividend Period, as agreed to by such Beneficial Owner and such Remarketing
Agent at such time, so long as such tendering Beneficial
Owner has indicated to such Remarketing Agent that it would accept the new Applicable Dividend Rate for such Dividend Period, such waiver to be contingent upon the Remarketing Agents ability to remarket all shares of RP tendered in such Remarketing, and
(ii) at the request of a Beneficial Owner that has elected to hold one or more of its shares of RP, waive such Beneficial
Owners election with respect thereto.

      14.	Article 12, Section 12.1, Part II, paragraph
3(a) is hereby deleted and replaced in its entirety with the following

      Between 100 p.m., New York City time, on each Tender Date and 400 p.m., New York City time, on the succeeding Dividend Reset Date, the Remarketing Agents shall determine the Applicable Dividend Rate to the nearest onethousandth (0.001) of one percent per annum for the next Dividend Period, or, if designated, Special Dividend Period. The Applicable Dividend Rate for each such Dividend Period, except as otherwise required herein, shall be the dividend rate per annum which the Remarketing Agents determine, in their sole judgment, to be the lowest rate that will enable them to remarket on behalf of the Beneficial Owners thereof all shares of RP subject to Tender and Dividend Reset in such Remarketing and tendered to them on such Tender Date at a price of $100,000 per share (in the case of Series A and B shares of RP) or $50,000 per share (in the case of Series C shares of RP).

      15.	Article 12, Section 12.1, Part II, paragraph
3(b) is hereby deleted and replaced in its entirety with the following

      If no Applicable Dividend Rate shall have been established on a Dividend Reset Date in a Remarketing for the next Dividend Period, or Special Dividend Period, if any, for any reason (other than because there are no Remarketing
Agents, the Remarketing Agents are not required to conduct a Remarketing pursuant to the terms of the Remarketing
Agreement or the Remarketing Agents are unable to remarket on the Dividend Reset Date all shares of RP tendered (or deemed tendered) to them at a price of $100,000 per share (in the case of Series A and B shares of RP) or $50,000 per share (in the case of Series C shares of RP)), then the Remarketing Agents, in their sole discretion, shall, if necessary and except during a NonPayment Period, after taking into account market conditions as reflected in the prevailing yields on fixed and variable rate taxable and taxexempt debt securities and the prevailing dividend yields of fixed and variable rate preferred stock, determine the Applicable Dividend Rate that would be the rate per annum that would be the initial dividend rate fixed in an offering on such Dividend Reset Date, assuming in each case a comparable dividend period, issuer and security. If there is no Remarketing because there are no Remarketing Agents or the Remarketing Agents are not required to conduct a Remarketing pursuant to the Remarketing Agreement or if the Remarketing Agents are unable to remarket on the Dividend Reset Date all shares of RP tendered (or deemed tendered) to them at a price of $100,000 per share (in the case of Series A and B shares of RP) or $50,000 per share (in the case of Series C shares of RP), then, except during a Non Payment Period, the Applicable Dividend Rate for the subsequent Dividend Period and for each subsequent Dividend Period for which no Remarketing takes place because of the foregoing shall be the applicable Maximum Dividend Rate for a 28day Dividend Period (in the case of Series A and B shares of RP) or for a 7day Dividend Period (in the case of Series C shares of RP) and the next succeeding Dividend Period shall be a 28day Dividend Period (in the case of Series A and B shares of RP) and a 7day Dividend Period (in the case of Series C shares of RP).



      16.	Article 12, Section 12.1, Part II, paragraph
4(a) is hereby deleted and replaced in its entirety with the following

      If the Remarketing Agents are unable to remarket by 400 p.m., New York City time, on a Dividend Reset Date all shares of RP tendered to them in the related Remarketing at a price of
$100,000 per share (in the case of Series A and B shares of RP) or $50,000 per share (in the case of Series C shares of RP), (i) each Beneficial Owner that tendered or was deemed to have tendered shares of RP for sale shall sell a number of shares of RP on a pro rata basis, to the extent practicable, or by lot, as determined by the Remarketing Agents in their sole discretion, based on the number of orders to purchase shares of RP in such Remarketing, and (ii) the Applicable Dividend Rate for the next Dividend Period, which shall be a 28day Dividend
Period (in the case of Series A and B shares of RP) or a 7day Dividend Period (in the case of Series C shares of
RP), shall be the Maximum Dividend Rate for such 28day Dividend Period or 7day Dividend Period, as the case may be.


This Amendment is effective as of February 15, 2008.



PUTNAM MANAGED MUNICIPAL INCOME TRUST

Amendment to Bylaws

WHEREAS, ARTICLE 14, Section 14.1 and ARTICLE 12, Section
12.1, Part I, paragraph 6(c) of the Bylaws (the Bylaws) of Putnam Managed Municipal Income Trust (the Trust) permit the Board of Trustees of the Trust (the Trustees) to amend or repeal, in whole or in part, the Bylaws provided that such amendment or repeal does not materially and adversely affect any preference, right or power of the Preferred Shares or any holder therof

WHEREAS, the Trustees desire to amend the Bylaws to add two new sections to ARTICLE 11 that enumerate the Chairmans power to determine the order of business at shareholder meetings, to prescribe rules and take actions as are appropriate for the proper conduct of such meetings, and to adjourn shareholder meetings

WHEREAS, the Trustees desire to amend the Bylaws to amend and restate in their entirety Subsections 6(a) and 6(b) of ARTICLE 12, Section 12.2, PART I, concerning the right to nominate preferred share trustees.

WHEREAS, the Trustees have determined that such amendment does not materially and adversely affect any preference, right or power of the Preferred Shares or any holder therof NOW, THEREFORE, the Bylaws are hereby amended as follows

1.	The following shall be added as ARTICLE 11, Section
11.4

11.4	C onduct of Meetings. The person serving as chairman of a
meeting of shareholders in
accordance with Article 3, Section 3.5 of these Bylaws shall determine the order of business of the meeting and may prescribe such rules, regulations and procedures and take such actions as, in the discretion of such chairman, are appropriate for the proper conduct of the meeting. For any matter to be properly before any meeting of shareholders, the matter must be a proper matter for shareholder action under the Declaration of Trust, these Bylaws and applicable law and must be specifically identified in the notice of meeting or otherwise brought before the meeting in accordance with these Bylaws or by or at the direction of the chairman of the meeting, in the chairmans sole direction.

2.	The following shall be added as ARTICLE 11, Section
11.5

11.5	A djournment. Any meeting of shareholders may,
by action of
the chairman of the
meeting, be adjourned without further notice with respect to one or more matters to be considered at such meeting to a designated time and place, whether or not a quorum is present with respect to such matter upon motion of the chairman of the meeting, the question of adjournment may be submitted to a vote of the shareholders, and in that case, any adjournment with respect to one or more matters must be approved by the vote of holders of a majority of the shares present and entitled to vote with respect to the matter or matters adjourned, and without further notice to the extent permitted by Article V,
Section 2 of the Declaration of Trust. Unless a proxy is otherwise limited in this regard, any Shares present and entitled to vote at a meeting that are represented by broker nonvotes, may, at the discretion of the proxies named therein, be voted in favor of such an adjournment.

3.	ARTICLE 12, Section 12.2, PART I, Subsections
6(a) and 6(b) are deleted in their entirety and
replaced with the following
      (a)	 General. Except as otherwise provided in the
Declaration of Trust or Bylaws, each Holder of shares of
RP and each record holder of Common Shares shall be
entitled to one vote for each share held on each matter submitted to a vote of shareholders of the Trust, and the holders of outstanding Preferred Shares, including RP, and of Common Shares shall vote together as a single class provided that, at any meeting of the shareholders of the
Trust held for the election of trustees, the holders of Preferred Shares, including RP, represented in person or by proxy at said meeting, shall be entitled, as a class,
to the exclusion of the holders of all other securities
and classes of capital shares of the Trust, to nominate
and elect two trustees of the Trust, each Preferred Share, including RP, entitling the holder thereof to one vote. Subject to paragraph 6(b) hereof, the holders of outstanding Common Shares and Preferred Shares, including
RP, voting as a single class, shall elect the balance of
the trustees.
      (b)	 Right to Elect Majority of Board of Trustees.
During any period in which any one or more of the
conditions described below shall exist (such period being referred to herein as a Voting Period), the number of trustees constituting the Board of Trustees shall be automatically increased by the smallest number that, when added to the two trustees elected exclusively by the holders of Preferred Shares, would constitute a majority
of the Board of Trustees as so increased by such smallest number and the holders of Preferred Shares shall be entitled, voting as a class on a onevotepershare basis (to
the exclusion of the holders of all other securities and classes of capital shares of the Trust), to nominate and elect such smallest number of additional trustees,
together with the two trustees that such holders are in
any event entitled to elect. A Voting Period shall
commence
(i)	if at the close of business on any Dividend
Payment Date accumulated dividends (whether
or not earned or declared, and whether or
not funds are then legally available in an
amount sufficient therefor) on the
outstanding shares of RP equal to at least
two full years dividends shall be due and
unpaid and sufficient cash or specified
securities shall not have been deposited
with the Paying Agent for the payment of
such accumulated dividends or
(ii)	if at any time holders of any other
Preferred Shares are entitled to elect a majority of the trustees of the Trust.



Upon the termination of a Voting Period, the voting rights described in this paragraph 6(b) shall cease, subject always, however, to the revesting of such voting rights in the Holders upon the further occurrence of any of the events described in this paragraph 6(b).


This Amendment is effective as of November 11, 2011.



PUTNAM MANAGED MUNICIPAL INCOME TRUST

Amendment to Amended and Restated Bylaws

WHEREAS, ARTICLE 13, Section 13.1, ARTICLE 12, Section
12.1, Part I, paragraph 6(c) and ARTICLE 12, Section 12.2,
Part I, paragraph 6(c) of the Amended and Restated Bylaws
(the Bylaws) of Putnam Managed Municipal Income Trust (the
Trust), as last amended by an Amendment effective as of November 11, 2011, permit the Board of Trustees of the Trust (the Trustees) to amend or repeal, in whole or in part, the Bylaws provided that such amendment or repeal does not materially and adversely affect any preference, right or power of the Preferred Shares or any holder thereof

WHEREAS, the Trustees desire to amend the Bylaws to amend and restate the definition of S&P Eligible Asset contained in ARTICLE 12, Section 12.1, PART I, paragraph
1 and ARTICLE 12, Section 12.2, PART I, paragraph 1

WHEREAS, the Trustees have determined that such amendment does not materially and adversely affect any preference, right or power of the Preferred Shares or any holder thereof

NOW, THEREFORE, the Bylaws are hereby amended as follows

      1.	The definition of S&P Eligible Asset in
ARTICLE 12, Section 12.1, PART I, paragraph 1 and
ARTICLE 12, Section 12.2, PART I, paragraph 1 of the
Bylaws is hereby deleted and replaced in its entirety with the following

S&P Eligible Asset shall mean either

      (i)	if the average S&P Discount Factor of the
Funds S&P Eligible Assets (as set forth in (ii) below) is less than 200%, all assets of the Fund shall be considered S&P Eligible Assets or

      (ii)	if the average S&P Discount Factor of the Funds
S&P Eligible Assets (as set forth in this section) is 200%
or greater, S&P Eligible Assets means (1) cash (excluding
any cash irrevocably deposited by the Fund for the payment
of any liabilities within the meaning of RP Basic
Maintenance Amount), (2) Receivables for Municipal Bonds
Sold, (3) S&P Hedging Transactions (4) Municipal Zero
Coupon Bonds rated at least BBB by S&P, (5) swaps,
including total return swaps, interest rate swaps,
currency swaps and credit default swaps, and (6) Municipal Bonds (including Inverse Floater as defined below) owned by the Fund that (A) is interest bearing and pays interest
at least semiannually (B) is payable with respect to
principal and interest in U.S. Dollars (C) is not subject
to a covered call or put option written by the Fund
(D)	except for Inverse Floaters, is not part of a private
placement of Municipal Bonds and
(E)	except for Inverse Floaters, is part of an issue of
Municipal Bonds with an original issue size of at least
$10 million. Any Municipal Bonds that is a part of an original issue size of less than



$10 million must carry a rating of at least AA by S&P or AAA by another nationally recognized statistical rating organization. Notwithstanding the foregoing limitations

            (1)	Municipal Bonds (excluding Escrowed
Bonds (as defined below) and High Yield Securities)
of any one issuer or guarantor (excluding bond
insurers) shall be considered S&P Eligible Assets
only to the extent the Market Value of such Municipal
Bonds (including shortterm Municipal Bonds) does not
exceed 10% of the aggregate Market Value of S&P
Eligible Assets, provided that 2% is added to the
applicable S&P Discount Factor for every 1% by which
the Market Value of such Municipal Bonds exceeds 5%
of the aggregate Market Value of S&P Eligible Assets
or for any percentage over 5% add 10 percentage
points to the S&P Discount Factor. High Yield
Securities of any one issuer shall be considered S&P
Eligible Assets only to the extent the Market Value
of such Municipal Bonds does not exceed 5% of the
aggregate Market Value of S&P Eligible Assets.
Nonrated securities of any issuer shall be considered
S&P Eligible Assets to the extent the Market Value of
such Municipal Bonds does not exceed 5% of the
aggregate Market Value of S&P Eligible Assets. No
more than 10% of the aggregate Market Value of the
portfolio may consist of nonrated securities
            (2)	Municipal Bonds not rated by S&P
shall be considered S&P Eligible Assets only to the extent the Market Value of such Municipal Bonds does not exceed 50% of the aggregate Market Value of S&P
Eligible Assets provided, however, that High Yield
Securities shall be considered S&P Eligible Assets only to the extent the Market Value of such Municipal Bonds does not exceed 20% of the aggregate
Market Value of S&P Eligible Assets

            (3)	Municipal Bonds issued by issuers in
any one state or territory will be considered S&P
Eligible Assets only to the extent that the Market
Value of such Municipal Bonds does not exceed 25% of the aggregate Market Value of S&P Eligible Assets

            (4)	Municipal Bonds (excluding Escrowed
Bonds) of any one state or territory shall be considered S&P Eligible Assets only to the extent the Market Value of such Municipal Bonds does not exceed 25% of the aggregate Market Value of S&P
Eligible Assets

            (5)	For Municipal Zero Coupon Bonds, the
S&P overcollateralization levels based on the desired transaction rating shall be as follows

Exposure
Period
AAA
AA
A
BBB
20
3.584
3.153
2.723
2.292

            (6)	With respect to total return swaps,
only the cumulative unsettled profit and loss from a total return swap transaction will be calculated when determining the RP Basic Maintenance Amount.
For purposes of calculating the RP Basic



Maintenance Amount, any outstanding gain from a total return swap transaction or interest rate swap transaction on a Valuation Date will be included as a S&P Eligible Asset subject to the S&P Discount
Factor on the counterparty to such swap transaction, and any outstanding liability from a swap transaction on a Valuation Date will be subtracted from S&P Eligible Assets

            (7)	For swaps (other than total return
swaps and interest rate swaps), the Market Value of
the position (positive or negative) will be included
as a S&P Eligible Asset. The aggregate notional value
of all swaps will not exceed the Liquidation
Preference of the Outstanding RP. In addition, the
Trust will only enter into swap transactions where
the counterparty has at least a S&P rating of A,
Fitch rating of A or Moodys longterm rating of A3 at
the time the time a swap is executed and
            (8)	With respect to credit default swaps,
each underlying security subject to such swap sold by the Trust will be subject to the applicable S&P
Discount Factor. If the Trust purchases a credit default swap and holds the underlying security, the Market Value of the credit default swap and the underlying security will be included as a S&P
Eligible Asset subject to the S&P Discount Factor assessed based on the counterparty risk and the duration of the swap agreement. In addition, the Trust will not include a credit default swap as a S&P Eligible Asset purchased by the Trust unless the Trust holds the underlying security or, if the Trust purchases a credit default swap for a basket of securities, unless the Trust holds all the securities in the basket.
            Inverse Floater shall mean trust certificates or other instruments evidencing interests in one or more Municipal Bonds that qualify as S&P Eligible Assets (such Inverse Floaters will also be considered Municipal Bonds and are S&P Eligible Assets), the interest rates on which are adjusted at shortterm intervals on a basis that is inverse to the simultaneous readjustment of the interest rates on corresponding floating rate trust certificates or other instruments issued by the same issuer, provided that the ratio of the aggregate dollar amount of floating rate instruments to inverse floating rate instruments issued by the same issuer does not exceed two to one at their time of original issuance and at the time of purchase has a duration that is less than thirteen years.
Escrowed Bonds shall mean Municipal Bonds that (i) have been determined to be legally defeased in accordance with S&Ps legal defeasance criteria, (ii) have been determined to be economically defeased in accordance with S&Ps economic defeasance criteria and assigned a rating of AAA by S&P, (iii) are not rated by S&P but have been determined to be legally defeased by S&P or (iv) have been determined to be economically defeased by S&P and assigned a rating no lower than the rating that is S&P equivalent of S&Ps AAA rating. In the event that a defeased obligation which is an S&P Eligible Asset does not meet the criteria of an Escrowed Bond, such Municipal Bond will be deemed to remain in the Issue Type Category into which it fell prior to such defeasance.

      Notwithstanding the foregoing, all aforementioned definitions and limitations are further subject to the requirements and limitations as set forth in Methodology
And Assumptions For



Market Value Securities published by Standard & Poors
Ratings Services on September 17, 2013.


This Amendment is effective as of March 21, 2014.



PUTNAM MANAGED MUNICIPAL INCOME TRUST

Amendment to Amended and Restated Bylaws

WHEREAS, Article 14, Section 14.1 of the Amended and
Restated Bylaws (the Bylaws) of Putnam Managed Municipal
Income Trust (the Trust) permits the Trustees to amend or to repeal the Bylaws except as otherwise expressly stated in the Bylaws.

WHEREAS, Article 12, Section 12.1, Part I, paragraph 6(c) and Article 12, Section 12.2, Part I, paragraph 6(c) provide that so long as any shares of RP are outstanding, the Trust will not, without the affirmative vote or consent of the Holders of at least a majority of the shares of RP outstanding at the time, amend, alter or repeal provisions of the Bylaws so as to affect materially and adversely any preference, right or power of shares of RP or the Holders thereof (terms used without definition in this amendment have the respective meanings ascribed to them in the Bylaws)
WHEREAS, the Trustees desire to amend certain provisions of Article 12, Section 12.1 and Article 12, Section 12.2 of the Bylaws relating to (1) the delivery of the RP Basic
Maintenance Report to the Remarketing Agents and the Paying Agent and (2) the delivery of the Accountants
Confirmation

WHEREAS, the Trustees have determined that this amendment would not affect materially and adversely any preference, right or power of shares of RP or the Holders thereof

NOW, THEREFORE, the Bylaws are amended as follows

      1.	Each of Article 12, Section 12.1, Part I,
paragraph 1 and Article 12, Section 12.2, Part I, paragraph 1 is amended by deleting the term Accountants
Confirmation and its definition.

      2.	Each of Article 12, Section 12.1, Part I,
paragraph 8(e) and Article 12, Section 12.1, Part I, paragraph 8(e) is amended by deleting references to the Accountants Confirmation.

      3.	Each of Article 12, Section 12.1, Part I,
paragraph 8(b), (c), (d) and (e) and Article 12, Section
12.2, Part I, paragraphs 8(b), (c), (d) and (e) is amended by deleting references to the Remarketing Agents and the Paying Agent.

      4.	The text of each of Article 12, Section 12.1,
Part I, paragraph 8(f), (g), (h) and (i) of the Bylaws is deleted and, in each case, the word Reserved is substituted in its place.

      5.	The text of each of Article 12, Section 12.2,
Part I, paragraph 8(f), (g), (h) and (i) of the Bylaws is deleted and, in each case, the word Reserved is substituted in its place.

      6.	The second sentence of Article 12, Section 12.1,
Part I, paragraph 8(j) of the Bylaws is deleted.



This Amendment is effective as of June 24, 2016.